Schedule of Investments
(unaudited)
November 30, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 0.9%
Alabama Corrections Institution Finance
Authority, Series 2022A, RB, 5.00%, 07/01/30 USD 4,800 $ 5,267,064
Alabama Federal Aid Highway Finance Authority
Series 2025A , RB , 5.00% , 09/01/28
(a)
.... 1,000 1,065,914
Series 2025A , RB , 5.00% , 09/01/29 ..... 4,000 4,356,398
Series 2025B , RB , 5.00% , 09/01/29 ..... 1,180 1,285,138
Series A , RB , 5.00% , 09/01/33 ......... 1,250 1,301,575
Series A , RB , 5.00% , 09/01/34 ......... 1,250 1,301,575
Series 2016A , RB , 5.00% , 09/01/36 ..... 15,040 15,305,985
Series A , RB , 5.00% , 09/01/36 ......... 6,840 7,122,221
Alabama Public School & College Authority
Series 2014B , RB , 5.00% , 01/01/26 ..... 2,475 2,483,435
Series 2020A , RB , 5.00% , 11/01/26 ..... 1,195 1,220,352
Series 2014B , RB , 5.00% , 01/01/27 ..... 440 441,471
Series 2020A , RB , 5.00% , 11/01/27 ..... 12,025 12,568,897
Auburn University
Series 2016A , RB , 5.00% , 06/01/29 ..... 1,910 1,930,439
Series 2025-B , RB , 5.00% , 06/01/29 ..... 2,000 2,162,116
Series 2025-B , RB , 5.00% , 06/01/30 ..... 2,750 3,032,653
County of Jefferson
Series 2024 , RB , 5.00% , 10/01/26 ...... 1,750 1,779,532
Series 2024 , RB , 5.00% , 10/01/28 ...... 1,000 1,056,906
Tuscaloosa County Board of Education, Series
2017, 4.00%, 02/01/47 ............. 5,015 5,098,780
University of South Alabama, Series 2024-C, RB,
5.00%, 04/01/26 ................. 1,355 1,365,025
Water Works Board of the City of Birmingham
(The)
Series 2016B , RB , 5.00% , 01/01/30 ..... 4,020 4,125,046
Series 2016B , RB , 5.00% , 01/01/32 ..... 6,945 7,126,479
Series 2016B , RB , 5.00% , 01/01/43 ..... 9,890 10,148,435
91,545,436
Alaska — 0.1%
Alaska Municipal Bond Bank Authority, Series
2025, RB, 5.00%, 10/01/27 .......... 370 385,329
Borough of North Slope
Series 2025 , GO , 5.00% , 06/30/26
(a)
..... 335 339,461
Series 2022A , GO , 5.00% , 06/30/28 ..... 155 164,377
Series 2025 , GO , 5.00% , 06/30/28 ...... 1,200 1,272,595
Series 2025 , GO , 5.00% , 06/30/30 ...... 2,480 2,737,262
State of Alaska
Series 2024B , GO , 5.00% , 08/01/27 ..... 1,000 1,040,172
Series 2024B , GO , 5.00% , 08/01/28 ..... 1,725 1,834,588
Series 2024B , GO , 5.00% , 08/01/29 ..... 1,000 1,086,607
Series 2025A , GO , 5.00% , 08/01/29 ..... 1,700 1,847,232
Series 2025A , GO , 5.00% , 08/01/30 ..... 1,785 1,980,241
12,687,864
Arizona — 1.3%
Arizona Board of Regents
Series 2016 , RB , 5.00% , 06/01/26 ...... 15 15,168
Series 2016 , RB , 5.00% , 06/01/27 ...... 260 263,165
Arizona Department of Transportation State
Highway Fund
Series 2016 , RB , 5.00% , 07/01/27 ...... 1,480 1,501,148
Series 2016 , RB , 5.00% , 07/01/29 ...... 250 253,368
Arizona Transportation Board, Series 2016, RB,
5.00%, 07/01/26 ................. 180 182,633
Arizona Water Infrastructure Finance Authority
Series 2024 , RB , 5.00% , 10/01/26 ...... 3,500 3,571,821
Series 2024 , RB , 5.00% , 10/01/27 ...... 2,000 2,088,349
Security
Par (000)
Par (000) Value
Arizona (continued)
City of Glendale, Series 2024, RB,
5.00%, 07/01/29 ................. USD 3,325 $ 3,611,451
City of Phoenix, Series 2016, GO,
5.00%, 07/01/27 ................. 335 339,486
City of Phoenix Civic Improvement Corp.
Series 2016 , RB , 5.00% , 07/01/26 ...... 2,030 2,058,224
Series B , RB , 4.00% , 07/01/28 ......... 6,000 6,112,023
Series 2023 , RB , 5.00% , 07/01/28 ...... 2,285 2,428,683
Series 2024 , RB , 5.00% , 07/01/29 ...... 5,625 6,111,613
Series 2017D , RB , 5.00% , 07/01/30 ..... 11,885 12,314,529
Series 2025 , RB , 5.00% , 07/01/30
(a)
..... 2,500 2,774,066
Series 2025C , RB , 5.00% , 07/01/30 ..... 11,625 12,905,952
City of Tempe, Series 2025, GO,
5.00%, 07/01/26 ................. 4,215 4,272,374
County of Pinal, RB, 5.00%, 02/01/26 (BAM) . 1,125 1,129,129
Maricopa County High School District No. 214
Tolleson Union High School, Series 2025, GO,
5.00%, 07/01/28 ................. 1,875 1,989,998
Maricopa County Unified School District No. 48
Scottsdale, Series 2017, GO, 5.00%, 07/01/27 180 186,748
Maricopa County Union High School District No.
210-Phoenix
Series 2025B , GO , 5.00% , 07/01/29
(a)
.... 1,900 2,062,326
Series 2025B , GO , 5.00% , 07/01/30 ..... 1,525 1,690,943
Salt River Project Agricultural Improvement &
Power District
Series 2017A , RB , 5.00% , 01/01/26 ..... 490 490,998
Series 2020A , RB , 5.00% , 01/01/26 ..... 2,700 2,705,502
Series 2021A , RB , 5.00% , 01/01/26 ..... 8,645 8,662,616
Series 2016A , RB , 5.00% , 01/01/27 ..... 145 148,817
Series 2021A , RB , 5.00% , 01/01/27 ..... 13,995 14,363,432
Series 2017A , RB , 5.00% , 01/01/28 ..... 2,070 2,175,308
Series 2016A , RB , 5.00% , 01/01/29 ..... 4,645 4,769,059
Series 2021A , RB , 5.00% , 01/01/29 ..... 5,560 5,975,834
Series 2017A , RB , 5.00% , 01/01/30 ..... 1,420 1,492,541
Series 2024A , RB , 5.00% , 01/01/30 ..... 5,380 5,906,101
Series 2025B , RB , 5.00% , 01/01/30 ..... 4,900 5,379,162
Scottsdale Municipal Property Corp.
Series 2006 , RB , 5.00% , 07/01/30 ...... 4,920 5,281,612
Series 2017 , RB , 5.00% , 07/01/36 ...... 2,000 2,076,303
127,290,482
Arkansas — 0.0%
State of Arkansas, Series 2014, GO,
5.00%, 04/01/26 ................. 360 360,673
California — 12.1%
Anaheim City School District, Series 2007, GO,
0.00%, 08/01/26 (NPFGC)
(b)
.......... 500 490,599
Antelope Valley-East Kern Water Agency
Financing Authority, Series 2025B, RB, VRDN,
5.00%, 04/01/28
(c)
................ 5,770 5,979,926
Bay Area Toll Authority
Series 2018A , RB , VRDN,   2.63% , 04/01/26
(c)
2,765 2,760,796
Series 2024S-11 , RB , 5.00% , 04/01/28 ... 2,000 2,130,496
Series 2017F-1 , RB , 5.00% , 04/01/56 .... 10,260 10,628,077
Beverly Hills Unified School District, Series 2009,
GO, 0.00%, 08/01/29
(b)
............. 2,195 2,008,826
California Infrastructure & Economic
Development Bank
Series 2023 , RB , 5.00% , 10/01/26 ...... 5,005 5,112,385
Series 2016 , RB , 5.00% , 10/01/29 ...... 1,630 1,643,954
California State Public Works Board
Series 2021B , RB , 5.00% , 05/01/26 ..... 1,040 1,051,015
Series F , RB , 5.00% , 05/01/26 ......... 290 291,028
Series B , RB , 5.00% , 10/01/26 ......... 145 148,086

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2023D , RB , 5.00% , 11/01/26 ..... USD 670 $ 685,701
Series 2021A , RB , 5.00% , 02/01/27 ..... 15,800 16,274,629
Series 2022D , RB , 5.00% , 05/01/27 ..... 7,845 8,131,139
Series 2022A , RB , 5.00% , 08/01/27 ..... 2,450 2,555,048
Series 2023C , RB , 5.00% , 09/01/27 ..... 5,000 5,225,046
Series B , RB , 5.00% , 10/01/27 ......... 1,115 1,167,571
Series 2021A , RB , 5.00% , 02/01/28 ..... 4,300 4,538,718
Series F , RB , 5.00% , 05/01/28 ......... 1,725 1,728,068
Series 2022B , RB , 5.00% , 06/01/28 ..... 9,590 10,203,386
Series 2024C , RB , 5.00% , 09/01/28 ..... 7,500 8,026,587
Series 2016C , RB , 5.00% , 11/01/28 ..... 14,950 15,264,567
Series 2016D , RB , 4.00% , 04/01/30 ..... 7,000 7,067,782
Series 2025C , RB , 5.00% , 11/01/30
(a)
.... 3,390 3,804,346
California State University
Series 2016A , RB , 5.00% , 11/01/26 ..... 345 348,703
Series 2025A , RB , 5.00% , 11/01/27 ..... 2,500 2,629,934
Series 2024A , RB , 5.00% , 11/01/28 ..... 2,000 2,159,097
Series 2025A , RB , 5.00% , 11/01/28 ..... 2,000 2,159,097
Series 2024A , RB , 5.00% , 11/01/29 ..... 1,125 1,244,209
Chico Unified School District, Series A, GO,
5.00%, 08/01/27 ................. 1,540 1,608,453
City of Los Angeles, RB, 5.00%, 06/25/26 ... 13,635 13,837,203
City of Los Angeles Department of Airports
Series 2025D , RB , 5.00% , 05/15/29 ..... 2,195 2,407,462
Series 2025E , RB , 5.00% , 05/15/29 ..... 4,020 4,409,110
Series 2025D , RB , 5.00% , 05/15/30 ..... 2,405 2,703,859
City of Los Angeles Wastewater System
Series 2018B , RB , 5.00% , 06/01/26 ..... 690 699,957
Series 2025C , RB , 5.00% , 06/01/27 ..... 10,000 10,433,684
Series A , RB , 5.00% , 06/01/30 ......... 1,525 1,585,624
City of San Francisco
Series A , RB , 5.00% , 11/01/26 ......... 4,655 4,768,966
Series 2023C , RB , 5.00% , 11/01/28 ..... 2,025 2,193,258
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/29 ................ 7,500 8,330,511
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/29
(a)
............... 6,000 6,664,409
Series D , RB , 5.00% , 11/01/29 ......... 2,495 2,626,656
City of Santa Rosa
(b)
Series 2002B , RB , 0.00% , 09/01/29 ( AMBAC ) 10,115 9,109,407
Series 2002B , RB , 0.00% , 09/01/30 ( AMBAC ) 13,440 11,761,351
Clovis Unified School District
(b)
Series B , GO , 0.00% , 08/01/29 ( NPFGC ) .. 2,600 2,353,774
Series B , GO , 0.00% , 08/01/30 ( NPFGC ) .. 4,000 3,521,844
Coast Community College District, Series
2006B, GO, 0.00%, 08/01/26
(b)
........ 1,205 1,184,290
Contra Costa Transportation Authority Sales Tax
Series 2018B , RB , 5.00% , 03/01/26 ..... 3,290 3,313,703
Series 2018B , RB , 5.00% , 03/01/30 ..... 1,865 1,926,996
East Bay Municipal Utility District Water System
Series 2025B , RB , 5.00% , 06/01/29 ..... 4,000 4,397,030
Series 2025B , RB , 5.00% , 06/01/30 ..... 4,500 5,072,032
East County Advanced Water Purification Joint
Powers Authority, RB, 3.13%, 09/01/26 ... 20,000 20,035,160
East Side Union High School District
Series D , GO , 5.00% , 08/01/28
(a)
....... 1,200 1,287,061
Series 2024A , GO , 5.00% , 08/01/29 ..... 2,860 3,143,205
El Camino Community College District
Fountation (The)
(b)
Series 2012C , GO , 0.00% , 08/01/26 ..... 4,875 4,796,264
Series 2012C , GO , 0.00% , 08/01/27 ..... 8,365 8,026,087
El Camino Healthcare District, Series 2006, GO,
0.00%, 08/01/28 (NPFGC)
(b)
.......... 3,000 2,784,118
Escondido Union High School District, Series A,
GO, 0.00%, 08/01/29
(b)
............. 2,240 2,030,069
Security
Par (000)
Par (000) Value
California (continued)
Foothill-De Anza Community College District
Series 2003B , GO , 0.00% , 08/01/26
( NPFGC )
(b)
.................... USD 1,220 $ 1,199,822
Series 2000A , GO , 0.00% , 08/01/27
( NPFGC )
(b)
.................... 1,250 1,198,172
Series 2003B , GO , 0.00% , 08/01/27
( NPFGC )
(b)
.................... 4,000 3,834,149
Series 2015 , GO , 5.00% , 08/01/28 ...... 1,000 1,001,174
Series 2003B , GO , 0.00% , 08/01/30
( NPFGC )
(b)
.................... 1,000 885,340
Foothill-Eastern Transportation Corridor Agency,
Series 2013A, RB, 6.13%, 01/15/28 ..... 5,050 5,423,872
Las Virgenes Unified School District, Series
2002D, GO, 0.00%, 09/01/27 (NPFGC)
(b)
.. 13,870 13,238,203
Long Beach Unified School District, Series 2016,
GO, 5.00%, 08/01/27 .............. 40 40,689
Los Angeles Community College District
Series D , GO , 5.00% , 08/01/27 ........ 10,005 10,464,822
Series 2024 , GO , 5.00% , 08/01/29 ...... 3,660 4,035,209
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2021A , RB , 5.00% , 06/01/26 ..... 1,190 1,206,814
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,275 1,296,009
Series 2016A , RB , 5.00% , 06/01/27 ..... 65 65,861
Series 2021A , RB , 5.00% , 06/01/27 ..... 80 83,397
Series 2016A , RB , 5.00% , 07/01/27 ..... 10 10,154
Series 2019A , RB , 5.00% , 07/01/27 ..... 100 104,479
Series 2023A , RB , 5.00% , 07/01/28 ..... 2,470 2,652,028
Series 2016A , RB , 5.00% , 06/01/29 ..... 2,530 2,562,625
Los Angeles Department of Water & Power
Series 2021C , RB , 3.00% , 07/01/26 ..... 3,080 3,077,342
Series 2021C , RB , 4.00% , 07/01/26 ..... 2,605 2,623,009
Series 2020A , RB , 5.00% , 07/01/26 ..... 205 208,018
Series 2021C , RB , 5.00% , 07/01/26 ..... 4,920 4,978,299
Series 2016B , RB , 5.00% , 07/01/27 ..... 75 75,148
Series 2024C , RB , 5.00% , 07/01/27 ..... 6,930 7,200,756
Series 2022E , RB , 5.00% , 07/01/27 ..... 3,500 3,636,745
Series 2022A , RB , 5.00% , 07/01/27 ..... 105 109,102
Series 2020A , RB , 5.00% , 07/01/27 ..... 2,150 2,234,001
Series 2020A , RB , 5.00% , 07/01/28 ..... 4,750 5,017,022
Series 2023A , RB , 5.00% , 07/01/28 ..... 1,535 1,621,290
Series 2025A , RB , 5.00% , 07/01/28 ..... 855 894,018
Series 2023A , RB , 5.00% , 07/01/29 ..... 4,205 4,528,456
Series 2018A , RB , 5.00% , 07/01/29 ..... 1,390 1,453,411
Series 2020A , RB , 5.00% , 07/01/29 ..... 12,860 13,849,213
Series 2025B , RB , 5.00% , 07/01/30 ..... 1,500 1,644,873
Series 2024C , RB , 5.00% , 07/01/30 ..... 3,995 4,380,844
Series 2024E , RB , 5.00% , 07/01/30 ..... 4,000 4,386,327
Series 2025A , RB , 5.00% , 07/01/30 ..... 1,000 1,096,582
Series 2025C , RB , 5.00% , 07/01/30
(a)
.... 10,000 10,866,195
Los Angeles Department of Water & Power
Water System
Series 2020B , RB , 4.00% , 07/01/26 ..... 1,235 1,243,640
Series 2016B , RB , 5.00% , 07/01/26 ..... 590 591,274
Series 2020B , RB , 4.00% , 07/01/27 ..... 180 183,411
Series 2016B , RB , 5.00% , 07/01/27 ..... 75 75,162
Series 2022B , RB , 5.00% , 07/01/27 ..... 160 165,493
Series 2025C , RB , 5.00% , 07/01/27
(a)
.... 1,075 1,111,906
Series 2016A , RB , 5.00% , 07/01/28 ..... 1,480 1,483,195
Series 2023A , RB , 5.00% , 07/01/28 ..... 9,710 10,255,850
Series 2018A , RB , 5.00% , 07/01/29 ..... 6,030 6,305,087
Series 2023A , RB , 5.00% , 07/01/29 ..... 3,135 3,376,150
Series 2025A , RB , 5.00% , 01/01/30 ..... 6,385 6,870,496
Series 2016A , RB , 5.00% , 07/01/30 ..... 1,625 1,628,508
Series 2025C , RB , 5.00% , 07/01/30
(a)
.... 6,400 7,018,124

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Los Angeles Unified School District
Series 2016A , GO , 5.00% , 07/01/26 ..... USD 4,000 $ 4,008,236
Series 2020RYQ , GO , 5.00% , 07/01/26 ... 400 406,333
Series 2020A , GO , 5.00% , 07/01/26 ..... 250 253,958
Series 2018B-1 , GO , 5.00% , 07/01/26 .... 105 106,662
Series 2020C , GO , 5.00% , 07/01/26 ..... 2,910 2,956,074
Series 2017A , GO , 5.00% , 07/01/26 ..... 3,880 3,941,432
Series 2019A , GO , 5.00% , 07/01/27 ..... 140 146,026
Series 2020C , GO , 5.00% , 07/01/27 ..... 1,160 1,209,928
Series 2016B , GO , 5.00% , 07/01/27 ..... 1,310 1,329,836
Series 2022QRR , GO , 5.00% , 07/01/27 ... 2,405 2,508,514
Series 2025A , GO , 5.00% , 07/01/27 ..... 10,000 10,430,412
Series 2020A , GO , 5.00% , 07/01/28 ..... 2,135 2,292,620
Series 2025A , GO , 5.00% , 07/01/28 ..... 7,590 8,150,343
Series 2020C , GO , 5.00% , 07/01/28 ..... 920 987,920
Series 2024A , GO , 5.00% , 07/01/28 ..... 8,870 9,524,841
Series 2024A , GO , 5.00% , 07/01/29 ..... 6,820 7,506,274
Series 2025A , GO , 5.00% , 07/01/29 ..... 10,000 11,006,267
Series 2016B , GO , 5.00% , 07/01/30 ..... 10,865 11,026,916
Marin Community College District, Series A, GO,
5.00%, 08/01/41 ................. 7,500 7,635,374
Metropolitan Water District of Southern California
Series 2022B , RB , 3.00% , 07/01/26 ..... 3,000 3,009,819
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,180 1,200,066
Series 2022B , RB , 3.00% , 07/01/27 ..... 250 252,324
Series 2022A , RB , 5.00% , 10/01/27 ..... 1,075 1,132,515
Series 2022B , RB , 3.00% , 07/01/28 ..... 3,000 3,045,883
Municipal Improvement Corp. of Los Angeles
Series 2016B , RB , 5.00% , 11/01/26 ..... 1,000 1,023,839
Series 2016B , RB , 5.00% , 11/01/29 ..... 1,500 1,532,881
North Orange County Community College
District, Series 2003B, GO, 0.00%, 08/01/27
(NPFGC)
(b)
.................... 3,000 2,881,298
Northern California Transmission Agency, Series
2016A, RB, 5.00%, 05/01/29 ......... 1,775 1,792,786
Oakland Unified School District
Series 2016 , GO , 5.00% , 08/01/26 ...... 2,125 2,162,047
Series 2016 , GO , 5.00% , 08/01/28 ...... 1,785 1,813,255
Orange County Sanitation District, Series 2017A,
RB, 5.00%, 02/01/27 .............. 3,225 3,333,758
Poway Unified School District, Series A, GO,
0.00%, 08/01/27
(b)
................ 5,000 4,784,152
Rancho Santiago Community College District
(b)
Series C , GO , 0.00% , 09/01/27 ........ 2,715 2,585,519
Series C , GO , 0.00% , 09/01/29 ........ 2,800 2,516,977
Riverside County Public Financing Authority,
Series 2025A, 5.00%, 10/01/30 (BAM) ... 3,200 3,558,782
Riverside County Transportation
Commission Sales Tax, Series 2017B, RB,
5.00%, 06/01/30 ................. 5,310 5,596,167
Sacramento City Unified School District, Series
2007, GO, 0.00%, 07/01/28
(b)
......... 1,725 1,611,287
Sacramento Municipal Utility District
Series 2022J , RB , 5.00% , 08/15/26 ..... 650 663,056
Series 2022J , RB , 5.00% , 08/15/27 ..... 1,310 1,373,632
San Diego Association of Governments
South Bay Expressway, Series 2017A, RB,
5.00%, 07/01/29 ................. 1,660 1,727,862
San Diego Community College District
Series 2016 , GO , 4.00% , 08/01/32 ...... 6,860 6,938,724
Series 2016 , GO , 4.00% , 08/01/41 ...... 13,060 13,209,874
Series 2016 , GO , 5.00% , 08/01/41 ...... 13,000 13,234,647
San Diego County Regional Transportation
Commission, Series 2023A, RB,
5.00%, 04/01/28 ................. 555 592,903
Security
Par (000)
Par (000) Value
California (continued)
San Diego Public Facilities Financing Authority
Series 2016B , RB , 5.00% , 08/01/30 ..... USD 5,095 $ 5,184,882
Series 2025A , RB , 5.00% , 10/15/30
(a)
.... 1,500 1,705,741
San Diego Unified School District
Series C-2 , GO , 5.50% , 07/01/26 ....... 1,250 1,273,978
Series 2009-1 , GO , 0.00% , 07/01/28
(b)
... 1,235 1,149,706
San Francisco City & County Public Utilities
Commission Wastewater
Series 2016A , RB , 5.00% , 10/01/26 ..... 4,865 4,881,259
Series 2022B , RB , 5.00% , 10/01/26 ..... 3,000 3,066,725
Series 2022B , RB , 5.00% , 10/01/27 ..... 3,850 4,050,991
Series 2023A , RB , 5.00% , 10/01/27 ..... 3,000 3,156,616
Series 2023C , RB , VRDN,   4.00% , 10/01/29
(c)
6,625 6,942,738
San Francisco Community College District
Series 2025 , GO , 5.00% , 06/15/26 ...... 11,125 11,281,742
Series 2025 , GO , 5.00% , 06/15/28
(a)
..... 7,160 7,651,046
Series 2025 , GO , 5.00% , 06/15/29 ...... 6,075 6,651,562
San Francisco Unified School District, Series A,
GO, 5.00%, 06/15/27 .............. 5,500 5,725,904
San Joaquin Hills Transportation Corridor
Agency, Series 1997A, RB, 0.00%, 01/15/27
(NPFGC)
(b)
.................... 1,120 1,081,179
San Jose Unified School District, Series C, GO,
0.00%, 08/01/27 (NPFGC)
(b)
.......... 5,000 4,799,002
San Juan Unified School District, Series 2001,
GO, 0.00%, 08/01/26
(b)
............. 11,215 11,025,878
San Mateo County Community College District
(b)
Series 2006B , GO , 0.00% , 09/01/27
( NPFGC ) ..................... 1,000 957,091
Series 2006B , GO , 0.00% , 09/01/29
( NPFGC ) ..................... 800 726,894
Santa Clara Valley Water District Safe Clean
Water, Series 2022B, COP, 5.00%, 12/01/26 1,200 1,229,296
Santa Monica Community College District
(b)
Series 2009C , GO , 0.00% , 08/01/26 ..... 10,525 10,344,109
Series 2010E , GO , 0.00% , 08/01/26 ..... 500 491,342
Series 2009C , GO , 0.00% , 08/01/28 ..... 1,000 930,973
Simi Valley Unified School District, Series 2017,
GO, 5.00%, 08/01/26 .............. 1,635 1,664,052
Southern California Public Power Authority
Series 2025B , RB , VRDN,   3.70% , 07/01/27
(c)
2,500 2,504,705
Series 2019-1 , RB , 5.00% , 07/01/27 ..... 1,500 1,558,605
Series 2021-1 , RB , 5.00% , 07/01/27 ..... 1,610 1,672,903
Series 2023-1 , RB , 5.00% , 07/01/27 ..... 2,385 2,478,182
Series 2019-1 , RB , 5.00% , 07/01/29 ..... 3,045 3,291,127
Series 2025-2 , RB ,
VRDN,   5.00% , 07/01/29
(a) (c)
........ 2,500 2,641,428
Series 2023-1 , RB , 5.00% , 07/01/30 ..... 1,195 1,317,456
Series 2024A , RB , 5.00% , 07/01/30 ..... 4,645 5,120,991
Southwestern Community College District
(b)
Series 2004 , GO , 0.00% , 08/01/27 ( NPFGC ) 1,795 1,716,334
Series 2004 , GO , 0.00% , 08/01/29 ( NPFGC ) 4,430 4,006,119
State of California
GO , 5.00% , 12/01/25 ............... 9,715 9,715,000
GO , 3.00% , 03/01/26 ............... 800 800,934
GO , 5.00% , 04/01/26 ............... 15,705 15,839,713
GO , 3.88% , 08/01/26 ............... 5,000 5,045,431
GO , 4.00% , 08/01/26 ............... 285 288,051
GO , 5.00% , 08/01/26 ............... 9,265 9,424,899
Series C , GO , 5.00% , 08/01/26 ........ 160 162,764
Series 2016 , GO , 5.00% , 08/01/26 ...... 355 361,132
GO , 4.00% , 09/01/26 ............... 240 242,894
GO , 5.00% , 09/01/26 ............... 11,685 11,912,202
Series C , GO , 5.00% , 09/01/26 ........ 5 5,010
GO , 4.00% , 10/01/26 ............... 9,185 9,308,312

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 10/01/26 ............... USD 1,985 $ 2,027,921
GO , 4.00% , 11/01/26 ............... 9,755 9,899,278
GO , 5.00% , 11/01/26 ............... 3,395 3,475,808
Series 2017 , GO , 5.00% , 11/01/26 ...... 2,885 2,953,669
GO , 5.00% , 12/01/26 ............... 4,660 4,781,101
GO , 5.00% , 04/01/27 ............... 13,870 14,349,756
Series 2016 , GO , 5.00% , 08/01/27 ...... 7,505 7,631,568
Series C , GO , 5.00% , 08/01/27 ........ 175 182,562
GO , 5.00% , 08/01/27 ............... 9,100 9,476,004
GO , 4.00% , 09/01/27 ............... 5,580 5,738,016
GO , 5.00% , 09/01/27 ............... 3,530 3,629,421
GO , 4.00% , 10/01/27 ............... 1,225 1,261,357
GO , 5.00% , 10/01/27 ............... 2,465 2,573,144
GO , 5.00% , 11/01/27 ............... 33,920 35,605,190
GO , 5.00% , 04/01/28 ............... 14,695 15,586,456
GO , 5.00% , 08/01/28 ............... 8,365 8,582,575
Series B , GO , 5.00% , 08/01/28 ........ 4,700 4,899,711
GO , 5.00% , 09/01/28 ............... 1,085 1,104,865
GO , 5.00% , 10/01/28 ............... 15,810 16,971,181
Series 2017 , GO , 5.00% , 11/01/28 ...... 4,425 4,640,960
GO , 5.00% , 11/01/28 ............... 31,170 33,525,857
GO , 5.00% , 12/01/28 ............... 6,505 7,010,567
GO , 5.00% , 03/01/29 ............... 5,915 6,403,972
GO , 5.00% , 04/01/29 ............... 25,120 27,248,347
GO , 5.00% , 08/01/29 ............... 33,575 36,694,890
GO , 5.00% , 09/01/29 ............... 10,495 10,687,148
GO , 5.00% , 10/01/29 ............... 12,405 12,596,726
GO , 4.00% , 11/01/29 ............... 1,400 1,481,182
GO , 5.00% , 03/01/30 ............... 2,315 2,559,624
GO , 5.00% , 04/01/30 ............... 1,000 1,107,741
GO , 3.50% , 08/01/30 ............... 3,700 3,845,475
GO , 5.00% , 08/01/30 ............... 9,805 10,221,475
Series 2016 , GO , 5.00% , 08/01/30 ...... 115 116,901
GO , 5.00% , 10/01/30 ............... 1,170 1,310,571
State of California Department of Water
Resources
Series 2016 , RB , 5.00% , 12/01/25 ...... 55 55,000
Series AS , RB , 5.00% , 12/01/25 ........ 350 350,000
Series AX , RB , 5.00% , 12/01/25 ........ 3,115 3,115,000
Series BA , RB , 5.00% , 12/01/25 ........ 1,645 1,645,000
Series BB , RB , 5.00% , 12/01/25 ........ 225 225,000
Series AX , RB , 5.00% , 12/01/26 ........ 70 71,974
Series BA , RB , 5.00% , 12/01/26 ........ 40 41,128
Series BB , RB , 5.00% , 12/01/26 ........ 295 303,318
Tulare Joint Union High School District, Series A,
GO, 0.00%, 08/01/26 (NPFGC)
(b)
....... 1,000 981,586
Ukiah Unified School District, Series 2006, GO,
0.00%, 08/01/29 (NPFGC)
(b)
.......... 5,145 4,635,912
University of California
Series 2017AV , RB , 5.00% , 05/15/26 .... 205 207,612
Series 2017AY , RB , 5.00% , 05/15/26 .... 830 840,577
Series 2017AY , RB , 5.00% , 05/15/27 .... 930 967,986
Series 2025BZ , RB , 5.00% , 05/15/27
(a)
... 17,500 18,214,786
Series 2023BN , RB , 5.00% , 05/15/27 .... 10,025 10,434,470
Series 2023BN , RB , 5.00% , 05/15/28 .... 5,015 5,360,972
Series 2024BS , RB , 5.00% , 05/15/28 .... 3,000 3,206,962
Series 2016K , RB , 5.00% , 05/15/29 ..... 2,895 2,924,818
Series 2025BZ , RB , 5.00% , 05/15/29
(a)
... 17,850 19,571,509
Series 2025CB , RB , 5.00% , 05/15/29
(a)
... 2,000 2,192,886
Series 2023BQ , RB , 5.00% , 05/15/29 .... 9,050 9,922,810
Series 2024BS , RB , 5.00% , 05/15/29 .... 10,000 10,964,431
Series 2024BX , RB , 5.00% , 05/15/29 .... 4,700 5,153,283
Series 2016AR , RB , 5.00% , 05/15/30 .... 2,910 2,939,309
Series 2017AY , RB , 5.00% , 05/15/30 .... 4,735 4,920,658
Series 2017M , RB , 5.00% , 05/15/30 ..... 2,930 3,044,027
Security
Par (000)
Par (000) Value
California (continued)
Series 2025CC , RB , 5.00% , 05/15/30
(a)
... USD 3,850 $ 4,317,957
Upland Unified School District, Series 2008A,
GO, 0.00%, 08/01/30
(b)
............. 675 594,311
West Contra Costa Unified School District,
Series 2025B, GO, 6.00%, 08/01/27 ..... 5,050 5,327,618
1,221,062,961
Colorado — 1.8%
Adams & Arapahoe Counties Joint School
District 28J Aurora, Series 2025, GO,
5.50%, 12/01/26 (SAW)
(a)
........... 2,505 2,579,989
Arapahoe County School District No. 5 Cherry
Creek
Series 2024 , GO , 5.00% , 12/15/25 ( SAW ) . 3,500 3,503,240
Series 2025 , GO , 5.00% , 12/15/26 ( SAW ) . 2,250 2,305,431
Series 2025 , GO , 5.00% , 12/15/30 ( SAW )
(a)
2,500 2,796,157
Board of Governors of Colorado State University
System, Series 2025B, RB, VRDN (Bank of
America NA SBPA), 2.73%, 12/09/25
(c)
... 16,500 16,500,000
Boulder Larimer & Weld Counties St. Vrain
Valley School District Re1J
Series 2024 , GO , 5.00% , 12/15/27 ( SAW ) . 5,170 5,429,854
Series 2024 , GO , 5.00% , 12/15/28 ( SAW ) . 3,665 3,937,535
Series 2024 , GO , 5.00% , 12/15/29 ( SAW ) . 3,000 3,293,850
City & County of Denver
Series 2019A , GO , 5.00% , 08/01/26 ..... 1,500 1,525,047
Series 2020B , GO , 5.00% , 08/01/26 ..... 14,055 14,289,695
Series 2020B , GO , 5.00% , 08/01/27 ..... 7,980 8,301,375
Series 2022A , GO , 5.00% , 08/01/27 ..... 10 10,403
City & County of Denver Airport System
Series 2019C , RB , 5.00% , 11/15/27 ..... 3,505 3,666,837
Series 2023A , RB , 5.00% , 11/15/28 ..... 2,950 3,152,261
City of Aurora, Series 2016, RB,
5.00%, 08/01/41 ................. 9,460 9,608,618
City of Colorado Springs Utilities System
Series 2005A , RB , VRDN,   ( Bank of America
NA SBPA ), 2.81% , 12/09/25
(c)
....... 5,605 5,605,000
Series 2020B , RB , 5.00% , 11/15/26 ..... 550 562,936
Series 2024B , RB , 5.00% , 11/15/26 ..... 1,805 1,847,454
Series 2020B , RB , 5.00% , 11/15/28 ..... 1,000 1,072,074
Series 2022A , RB , 5.00% , 11/15/28 ..... 1,000 1,072,074
Colorado State Education Loan Program, Series
2025A, RB, 5.00%, 06/30/26 ......... 20,000 20,274,886
Denver City & County School District No. 1
Series 2016 , GO , 5.00% , 12/01/25 ( SAW ) . 335 335,000
Series 2021B , GO , 4.00% , 12/01/26 ( SAW ) 9,460 9,598,226
Series 2025A , GO , 5.00% , 12/01/26 ( SAW ) 2,150 2,202,517
Series 2025D , GO , 5.00% , 12/01/26 ( SAW )
(a)
1,200 1,229,230
Series 2016 , GO , 4.00% , 12/01/27 ( SAW ) . 6,090 6,108,673
Series 2025B , GO , 5.00% , 12/01/27 ( SAW ) 1,250 1,310,908
E-470 Public Highway Authority
(b)
Series B , RB , 0.00% , 09/01/26 ( NPFGC ) .. 4,540 4,445,967
Series 2004A , RB , 0.00% , 09/01/28 ( NPFGC ) 4,500 4,163,393
Series 2000B , RB , 0.00% , 09/01/29 ( NPFGC ) 11,000 9,896,412
Series 2000B , RB , 0.00% , 09/01/30 ( NPFGC ) 2,000 1,747,052
Fort Collins-Loveland Water District, Series
2025, RB, 5.00%, 12/01/30 .......... 2,350 2,623,036
Metro Water Recovery
Series 2025A , RB , 5.00% , 04/01/26 ..... 1,850 1,864,899
Series 2025A , RB , 5.00% , 04/01/27 ..... 1,765 1,822,372
Series 2025A , RB , 5.00% , 04/01/28
(a)
.... 2,120 2,241,563
Series 2025A , RB , 5.00% , 04/01/29
(a)
.... 3,800 4,109,008
Park Creek Metropolitan District
Series 2025 , 5.00% , 12/01/26 ......... 560 571,836
Series 2025 , RB , 5.00% , 12/01/30
(a)
..... 940 1,037,447

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colorado (continued)
Regional Transportation District Sales Tax
Series 2023A , RB , 5.00% , 11/01/27 ..... USD 5,000 $ 5,236,305
Series 2021B , RB , 5.00% , 11/01/28 ..... 500 534,984
State of Colorado, Series 2020A, COP,
5.00%, 12/15/28 ................. 275 294,781
University of Colorado
Series 2021C-3B , RB ,
VRDN,   2.00% , 10/15/26
(c)
......... 250 246,812
Series 2025B , RB , 5.00% , 06/01/29 ..... 2,450 2,656,290
Series 2016A , RB , 5.00% , 06/01/47 ..... 4,195 4,246,332
179,857,759
Connecticut — 2.2%
Connecticut State Health & Educational Facilities
Authority
(c)
Series 2017C-2 , RB ,
VRDN,   2.80% , 02/03/26 .......... 14,875 14,866,328
Series A-2 , RB , VRDN,   2.00% , 07/01/26 .. 2,700 2,684,947
Series 2017C-1 , RB ,
VRDN,   5.00% , 02/01/28 .......... 3,035 3,185,211
Series 2025B-1 , RB , VRDN,   5.00% , 07/01/30 20,730 22,828,852
State of Connecticut
Series 2021A , GO , 4.00% , 01/15/26 ..... 2,285 2,288,898
Series 2022A , GO , 4.00% , 01/15/26 ..... 1,815 1,818,097
Series 2020A , GO , 5.00% , 01/15/26 ..... 1,300 1,303,787
Series 2024A , GO , 5.00% , 01/15/26 ..... 9,380 9,407,321
Series 2019B , GO , 5.00% , 02/15/26 ..... 3,075 3,090,134
Series B , GO , 5.00% , 04/15/26 ........ 45 45,404
Series 2018C , GO , 5.00% , 06/15/26 ..... 1,055 1,068,805
Series 2022D , GO , 5.00% , 09/15/26 ..... 845 861,207
Series E , GO , 5.00% , 10/15/26 ........ 1,525 1,557,366
Series 2024H , GO , 5.00% , 11/15/26 ..... 9,060 9,270,843
Series 2021A , GO , 4.00% , 01/15/27 ..... 4,575 4,649,643
Series 2022A , GO , 4.00% , 01/15/27 ..... 4,595 4,669,970
Series B , GO , 5.00% , 04/15/27 ........ 75 77,503
Series 2019A , GO , 5.00% , 04/15/27 ..... 105 108,504
Series 2016B , GO , 5.00% , 05/15/27 ..... 1,605 1,621,011
Series 2021B , GO , 4.00% , 06/01/27 ..... 8,665 8,854,504
Series 2022C , GO , 5.00% , 06/15/27 ..... 1,115 1,156,739
Series 2021D , GO , 5.00% , 07/15/27 ..... 320 332,619
Series 2022D , GO , 5.00% , 09/15/27 ..... 1,365 1,424,328
Series 2022A , GO , 4.00% , 01/15/28 ..... 1,905 1,958,371
Series 2018B , GO , 5.00% , 04/15/28 ..... 1,490 1,573,846
Series 2019A , GO , 5.00% , 04/15/28 ..... 2,705 2,857,218
Series 2023B , GO , 5.00% , 08/01/28 ..... 3,340 3,550,853
Series 2022D , GO , 5.00% , 09/15/28 ..... 1,195 1,273,832
Series 2022E , GO , 5.00% , 11/15/28 ..... 1,670 1,786,666
Series 2024F , GO , 5.00% , 11/15/28 ..... 4,000 4,279,439
Series 2024A , GO , 5.00% , 01/15/29 ..... 5,000 5,368,358
Series 2024C , GO , 5.00% , 03/01/29 ..... 3,500 3,768,035
Series 2016D , GO , 4.00% , 08/15/29 ..... 2,000 2,016,033
Series 2024E , GO , 5.00% , 09/01/29 ..... 1,865 2,029,007
Series 2025B , GO , 5.00% , 12/01/29 ..... 2,430 2,657,505
Series 2021A , GO , 4.00% , 01/15/30 ..... 400 421,569
Series 2022A , GO , 4.00% , 01/15/30 ..... 4,160 4,384,313
Series 2025A , GO , 5.00% , 03/15/30 ..... 500 549,737
Series 2024E , GO , 5.00% , 09/01/30 ..... 2,325 2,581,073
Series F , GO , 5.00% , 10/15/30 ......... 795 810,991
Series 2022G , GO , 5.00% , 11/15/30 ..... 125 139,364
Series 2025B , GO , 5.00% , 12/01/30 ..... 500 557,968
State of Connecticut Clean Water Fund
- State Revolving Fund, Series B, RB,
5.00%, 06/01/26 ................. 480 485,926
State of Connecticut Special Tax
Series 2018A , RB , 5.00% , 01/01/26 ..... 325 325,638
Security
Par (000)
Par (000) Value
Connecticut (continued)
Series 2021C , RB , 5.00% , 01/01/26 ..... USD 1,750 $ 1,753,438
Series 2020A , RB , 5.00% , 05/01/26 ..... 2,105 2,126,043
Series 2021A , RB , 5.00% , 05/01/26 ..... 310 313,099
Series 2024B , RB , 5.00% , 07/01/26 ..... 6,665 6,758,601
Series A , RB , 5.00% , 08/01/26 ......... 1,270 1,272,060
Series A , RB , 5.00% , 09/01/26 ......... 125 127,259
Series 2018B , RB , 5.00% , 10/01/26 ..... 145 147,915
Series 2018C , RB , 5.00% , 10/01/26 ..... 10,100 10,303,041
Series 2021D , RB , 5.00% , 11/01/26 ..... 2,010 2,054,484
Series 2018A , RB , 5.00% , 01/01/27 ..... 2,085 2,139,528
Series 2020A , RB , 5.00% , 05/01/27 ..... 145 149,956
Series 2021A , RB , 5.00% , 05/01/27 ..... 270 279,228
Series 2022B , RB , 5.00% , 07/01/27 ..... 1,780 1,847,966
Series B , RB , 5.00% , 08/01/27 ......... 20 20,031
Series A , RB , 5.00% , 09/01/27 ......... 255 259,469
Series 2023B , RB , 5.00% , 07/01/28 ..... 3,125 3,316,260
Series A , RB , 5.00% , 08/01/28 ......... 1,775 1,778,044
Series A , RB , 5.00% , 09/01/28 ......... 1,110 1,128,579
Series B , RB , 5.00% , 09/01/28 ......... 1,045 1,062,491
Series 2018A , RB , 5.00% , 01/01/29 ..... 9,380 9,848,801
Series 2024A-1 , RB , 5.00% , 07/01/29 .... 2,500 2,710,458
Series 2024B , RB , 5.00% , 07/01/29 ..... 4,905 5,317,918
Series A , RB , 5.00% , 08/01/29 ......... 2,340 2,344,055
Series 2018B , RB , 5.00% , 10/01/29 ..... 1,250 1,334,479
Series A , RB , 5.00% , 09/01/30 ......... 1,965 1,998,852
Series 2018B , RB , 5.00% , 10/01/30 ..... 3,400 3,629,204
University of Connecticut
Series 2022A , RB , 5.00% , 05/01/26 ( SAP ) . 1,075 1,086,201
Series 2015A , RB , 5.00% , 02/15/27 ..... 8,000 8,013,411
Series 2016A , RB , 5.00% , 03/15/29 ( SAP ) . 3,010 3,026,886
Series 2022A , RB , 5.00% , 05/01/29 ( SAP ) . 860 928,673
217,624,193
Delaware — 0.5%
Delaware Transportation Authority
Series 2020 , RB , 5.00% , 07/01/26 ...... 2,495 2,531,205
Series 2020 , RB , 5.00% , 09/01/26 ...... 195 198,642
Series 2016 , RB , 3.00% , 07/01/28 ...... 1,160 1,161,483
Series 2020 , RB , 5.00% , 09/01/28 ...... 4,815 5,125,766
State of Delaware
Series 2017A , GO , 5.00% , 01/01/26 ..... 4,355 4,364,074
Series 2020A , GO , 5.00% , 01/01/26 ..... 6,460 6,473,460
Series 2021 , GO , 5.00% , 02/01/26 ...... 5,015 5,035,986
Series 2022 , GO , 5.00% , 03/01/26 ...... 40 40,249
Series 2017A , GO , 5.00% , 01/01/27 ..... 1,625 1,668,555
Series 2020A , GO , 5.00% , 01/01/27 ..... 5,530 5,678,220
Series 2018A , GO , 5.00% , 02/01/27 ..... 3,025 3,112,263
Series 2019 , GO , 5.00% , 02/01/27 ...... 3,625 3,729,571
Series 2021 , GO , 5.00% , 02/01/27 ...... 2,605 2,680,147
Series 2016D , GO , 5.00% , 07/01/27 ..... 1,200 1,216,376
Series 2017A , GO , 5.00% , 01/01/28 ..... 1,985 2,087,888
Series 2019 , GO , 5.00% , 02/01/28 ...... 1,500 1,580,797
Series 2019 , GO , 5.00% , 02/01/29 ...... 2,010 2,168,451
University of Delaware, Series 2025A, RB,
5.00%, 11/01/30
(a)
................ 5,000 5,573,489
54,426,622
District of Columbia — 1.9%
District of Columbia
Series 2020 , RB , 5.00% , 12/01/25 ...... 1,000 1,000,000
Series 2021D , GO , 4.00% , 02/01/26 ..... 4,270 4,280,040
Series 2021E , GO , 5.00% , 02/01/26 ..... 125 125,500
Series 2017 , RB , 5.00% , 04/01/26 ...... 195 196,325
Series 2015B , GO , 5.00% , 06/01/26 ..... 1,180 1,182,091
Series D , GO , 5.00% , 06/01/26 ........ 20 20,244

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2017D , GO , 5.00% , 06/01/26 ..... USD 155 $ 156,890
Series 2018B , GO , 5.00% , 06/01/26 ..... 465 470,669
Series 2020 , RB , 5.00% , 12/01/26 ...... 2,880 2,948,132
Series 2024C , GO , 5.00% , 12/01/26 ..... 1,330 1,362,527
Series 2021D , GO , 4.00% , 02/01/27 ..... 160 162,730
Series 2021E , GO , 5.00% , 02/01/27 ..... 7,885 8,109,607
Series 2018B , GO , 5.00% , 06/01/27 ..... 3,715 3,851,106
Series 2019A , GO , 5.00% , 10/15/27 ..... 3,005 3,140,510
Series 2024C , GO , 5.00% , 12/01/27 ..... 2,500 2,618,470
Series 2023A , GO , 5.00% , 01/01/28 ..... 2,355 2,471,179
Series 2021D , GO , 5.00% , 02/01/28 ..... 1,225 1,287,800
Series 2023B , GO , 5.00% , 06/01/28 ..... 5,250 5,560,058
Series 2020 , RB , 5.00% , 12/01/28 ...... 1,000 1,066,750
Series 2024C , GO , 5.00% , 12/01/29 ..... 10,250 11,193,715
Series 2017D , GO , 5.00% , 06/01/30 ..... 2,465 2,552,956
Series 2017A , GO , 5.00% , 06/01/30 ..... 1,000 1,035,682
Series 2020 , RB , 5.00% , 12/01/30 ...... 1,650 1,797,754
District of Columbia Income Tax
Series 2020A , RB , 5.00% , 03/01/26 ..... 150 150,911
Series 2019C , RB , 5.00% , 10/01/26 ..... 13,195 13,465,655
Series 2020B , RB , 5.00% , 10/01/26 ..... 17,460 17,818,138
Series 2020A , RB , 5.00% , 03/01/27 ..... 2,460 2,535,674
Series 2019C , RB , 5.00% , 10/01/27 ..... 1,005 1,050,299
Series 2022C , RB , 5.00% , 12/01/27 ..... 10,435 10,929,494
Series 2020B , RB , 5.00% , 10/01/28 ..... 15,490 16,532,689
Series 2019A , RB , 5.00% , 03/01/30 ..... 2,475 2,689,356
District of Columbia Water & Sewer Authority
Series 2024B, Sub-Series B-1 , RB ,
VRDN,   ( TD Bank NA SBPA ),
2.85% , 12/02/25
(c)
............... 5,675 5,675,000
Series 2025C-1 , RB , VRDN,   ( Bank of
America NA SBPA ), 2.85% , 12/02/25
(c)
. 8,820 8,820,000
Series 2025C-2 , RB , VRDN,   ( Bank of
America NA SBPA ), 2.85% , 12/02/25
(c)
. 20,000 20,000,000
Series 2025B , RB , 5.00% , 10/01/26 ..... 1,350 1,376,565
Series 2022E , RB , VRDN,   3.00% , 10/01/27
(c)
8,100 8,028,257
Series 2024A , RB , 5.00% , 10/01/28 ..... 5,000 5,335,154
Series 2024A , RB , 5.00% , 10/01/30 ..... 1,500 1,668,179
Metropolitan Washington Airports Authority
Aviation, Series 2010D, RB, VRDN (TD Bank
NA LOC), 2.79%, 12/09/25
(c)
.......... 6,750 6,750,000
Washington Metropolitan Area Transit Authority
Series 2021A , RB , 5.00% , 07/15/26 ..... 680 689,976
Series 2021A , RB , 5.00% , 07/15/27 ..... 5,735 5,954,655
Series 2023A , RB , 5.00% , 07/15/27 ..... 1,000 1,038,301
Series 2018 , RB , 5.00% , 07/01/28 ...... 1,060 1,098,161
Series 2021A , RB , 5.00% , 07/15/28 ..... 1,000 1,060,298
189,257,497
Florida — 2.9%
Central Florida Expressway Authority
Series 2019B , RB , 5.00% , 07/01/26 ..... 1,320 1,336,606
Series 2021 , RB , 5.00% , 07/01/26 ...... 5,185 5,255,971
Series 2024B , RB , 5.00% , 07/01/29 ..... 4,155 4,493,068
Series 2025A , RB , 5.00% , 07/01/30
(a)
.... 1,000 1,101,338
City of Jacksonville
Series 2019B , RB , 5.00% , 10/01/28 ..... 4,785 4,874,932
Series 2024 , RB , 5.00% , 10/01/28 ...... 1,160 1,235,462
Series 2024 , RB , 5.00% , 10/01/29 ...... 1,600 1,739,507
Series 2025 , RB , 5.00% , 10/01/30
(a)
..... 5,065 5,618,274
City of Port St. Lucie Utility System, Series 2016,
RB, 5.00%, 09/01/28 .............. 3,160 3,214,195
City of Tallahassee
(a)
Series 2025 , RB , 5.00% , 10/01/27 ...... 910 949,682
Series 2025 , RB , 5.00% , 10/01/29 ...... 1,500 1,637,667
Security
Par (000)
Par (000) Value
Florida (continued)
County of Miami-Dade
Series B , RB , 5.00% , 10/01/26 ......... USD 5,105 $ 5,113,517
Series A , RB , 5.00% , 10/01/27 ......... 300 305,222
Series 2016A , GO , 5.00% , 07/01/29 ..... 10,905 11,803,938
Series 2016 , RB , 5.00% , 10/01/29 ...... 1,000 1,016,551
Series 2025A , GO , 5.00% , 07/01/30 ..... 5,000 5,524,890
Series A , RB , 5.00% , 10/01/30 ......... 6,795 6,915,571
County of Miami-Dade Transit System, Series
2025, RB, 5.00%, 07/01/30
(a)
......... 7,345 8,099,341
County of Miami-Dade Water & Sewer System
Series 2015 , RB , 5.00% , 10/01/26 ...... 1,285 1,285,241
Series 2025B , RB , 5.00% , 10/01/30
(a)
.... 6,000 6,642,851
County of Orange Water Utility System, Series
2020, RB, 5.00%, 10/01/27 .......... 225 235,059
County of Palm Beach, Series 2016, RB,
5.00%, 05/01/29 ................. 1,760 1,775,793
County of Seminole
Series 2025A , RB , 5.00% , 10/01/26 ..... 900 918,010
Series 2025A , RB , 5.00% , 10/01/27
(a)
.... 785 818,226
Series 2025A , RB , 5.00% , 10/01/30 ..... 850 944,483
Florida Department of Management Services,
Series 2018A, COP, 5.00%, 11/01/28 .... 400 427,591
Florida Insurance Assistance Interlocal Agency,
Inc.
Series 2023A-1 , RB , 5.00% , 09/01/26 .... 2,600 2,613,080
Series 2023A-1 , RB , 5.00% , 09/01/27 .... 1,000 1,015,354
Series 2023A-1 , RB , 5.00% , 09/01/28 .... 3,970 4,034,098
Florida Municipal Power Agency
Series 2016A , RB , 5.00% , 10/01/27 ..... 500 508,699
Series 2025A , RB , 5.00% , 10/01/28
(a)
.... 1,000 1,062,799
Series 2025A , RB , 5.00% , 10/01/29
(a)
.... 1,200 1,302,346
Series 2025A , RB , 5.00% , 10/01/30
(a)
.... 4,650 5,140,120
Hillsborough County School Board
COP , 5.00% , 07/01/28 .............. 8,720 9,031,177
Series 2018 , COP , 5.00% , 07/01/30 ..... 1,420 1,506,219
JEA Electric System
Series 2017B , RB , 5.00% , 10/01/26 ..... 3,920 3,992,241
Series 2024A-3 , RB , 5.00% , 10/01/28 .... 2,000 2,127,287
Series 2017B , RB , 5.00% , 10/01/29 ..... 3,000 3,116,862
Series 2024A-3 , RB , 5.00% , 10/01/29 .... 5,000 5,426,441
JEA Water & Sewer System
Series 2008B-1 , RB , VRDN,   ( Bank of
America NA SBPA ), 2.92% , 12/09/25
(c)
. 5,385 5,385,000
Series 2017A , RB , 5.00% , 10/01/29 ..... 195 203,415
Lee County School Board (The), Series 2025B,
COP, 5.00%, 08/01/27
(a)
............ 2,250 2,335,858
Miami Beach Redevelopment Agency, Series
2025, 5.00%, 02/01/27 ............. 1,100 1,127,145
Miami-Dade County Educational Facilities
Authority, Series 2024A, RB, 5.00%, 04/01/30 1,045 1,137,611
Orlando Utilities Commission
Series 2020A , RB , 5.00% , 10/01/26 ..... 10,610 10,819,666
Series 2021B , RB , VRDN,   1.25% , 10/01/28
(c)
1,275 1,170,523
Series 2025B , RB , 5.00% , 10/01/29 ..... 1,500 1,634,796
Palm Beach County School District
Series 2022B , COP , 5.00% , 08/01/26 .... 115 116,708
Series 2025A , COP , 5.00% , 08/01/29 .... 1,250 1,355,335
Series 2025A , COP , 5.00% , 08/01/30 .... 3,000 3,319,213
Pasco County School Board
Series 2024 , RB , 5.00% , 10/01/26 ...... 5,000 5,092,144
Series 2024 , RB , 5.00% , 10/01/29 ...... 5,000 5,426,441
Sarasota County School Board, Series 2023A,
COP, 5.00%, 07/01/28 ............. 1,350 1,429,183
School Board of Miami-Dade County (The)
Series 2015D , COP , 5.00% , 02/01/28 .... 4,350 4,364,660

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Florida (continued)
Series 2025A , COP , 5.00% , 05/01/28 .... USD 5,000 $ 5,265,051
Series 2015D , COP , 5.00% , 02/01/29 .... 6,000 6,019,408
Series 2025A , COP , 5.00% , 05/01/29 .... 5,000 5,368,203
School District of Broward County
Series 2019A , COP , 5.00% , 07/01/27 .... 2,100 2,171,865
Series 2020A , COP , 5.00% , 07/01/30 .... 1,975 2,163,520
Seminole County School District Sales Tax
Series 2025 , RB , 5.00% , 10/01/27 ...... 900 936,942
Series 2025 , RB , 5.00% , 10/01/29 ...... 1,035 1,124,849
South Florida Water Management District
COP , 5.00% , 10/01/28 .............. 4,000 4,030,506
COP , 5.00% , 10/01/29 .............. 2,665 2,684,609
State of Florida
Series 2017A , GO , 5.00% , 06/01/26 ( GTD ) 3,765 3,811,108
Series 2020A , GO , 5.00% , 06/01/26 ..... 175 177,143
Series 2016A , GO , 5.00% , 07/01/26 ..... 3,185 3,229,729
Series 2016C , GO , 5.00% , 06/01/27 ..... 525 530,891
Series 2022A , GO , 5.00% , 06/01/27 ..... 10,505 10,891,602
Series 2025A , GO , 5.00% , 06/01/27 ..... 2,455 2,545,348
Series 2021A , GO , 5.00% , 07/01/27 ..... 6,045 6,269,126
Series 2020A , GO , 5.00% , 06/01/28 ..... 1,560 1,655,248
Series 2022B , GO , 5.00% , 06/01/28 ..... 3,985 4,228,309
Series 2025A , GO , 5.00% , 06/01/28 ..... 7,270 7,713,879
Series 2021B , GO , 5.00% , 07/01/28 ..... 875 930,156
Series 2017C , GO , 5.00% , 06/01/29 ..... 6,365 6,584,322
Series 2025A , GO , 5.00% , 06/01/29 ..... 12,080 13,095,870
Series 2022C , GO , 5.00% , 06/01/30 ..... 850 940,681
State of Florida Department of Transportation
Series 2020 , RB , 5.00% , 07/01/29 ...... 5,315 5,753,135
Series 2021A , RB , 5.00% , 07/01/29 ..... 2,060 2,226,876
State of Florida Department of Transportation
Turnpike System
Series 2016B , RB , 2.50% , 07/01/26 ..... 680 677,610
Series 2021C , RB , 5.00% , 07/01/26 ..... 5,630 5,707,751
Series 2020A , RB , 5.00% , 07/01/29 ..... 2,685 2,909,209
Series 2025A , RB , 5.00% , 07/01/30 ..... 9,855 10,921,060
Tampa Bay Water
Series 2025 , RB , 5.00% , 10/01/26
(a)
..... 5,000 5,096,722
Series 2025 , RB , 5.00% , 10/01/30 ...... 1,700 1,897,987
296,636,122
Georgia — 1.8%
City of Atlanta, Series 2022A-1, GO,
5.00%, 12/01/27 ................. 990 1,035,710
City of Atlanta Department of Aviation
Series 2020A , RB , 5.00% , 07/01/26 ..... 1,000 1,014,400
Series 2020A , RB , 5.00% , 07/01/28 ..... 6,500 6,900,502
City of Atlanta Water & Wastewater
Series 2015 , RB , 5.00% , 11/01/26 ...... 1,120 1,122,091
Series 2004 , RB , 5.75% , 11/01/26 ( AGM ) . 2,305 2,373,676
Series 2015 , RB , 5.00% , 11/01/27 ...... 2,645 2,650,095
Series 2009B , RB , 5.25% , 11/01/27 ..... 1,360 1,408,594
Series 2015 , RB , 5.00% , 11/01/29 ...... 2,430 2,434,726
Series 2018B , RB , 5.00% , 11/01/29 ..... 1,410 1,473,294
Series 2024 , RB , 5.00% , 11/01/29 ( BAM ) .. 2,750 3,000,293
Columbia County School District, Series 2020,
GO, 5.00%, 10/01/26 (SAW) ......... 145 147,950
County of DeKalb
Series 2025A , RB , 5.00% , 10/01/27 ..... 6,275 6,544,037
Series 2022 , RB , 5.00% , 10/01/28 ...... 4,600 4,905,871
County of Fulton, Series 2025, RB,
5.00%, 01/01/31
(a)
................ 8,000 8,956,903
Douglas County School District, Series 2025,
GO, 5.00%, 04/01/30 (SAW) ......... 2,500 2,760,018
Security
Par (000)
Par (000) Value
Georgia (continued)
Georgia Ports Authority
Series 2021 , RB , 5.00% , 07/01/26 ...... USD 620 $ 628,562
Series 2022 , RB , 5.00% , 07/01/26 ...... 1,615 1,637,303
Series 2022 , RB , 5.00% , 07/01/27 ...... 2,095 2,174,994
Georgia State Road & Tollway Authority, Series
2020, RB, 5.00%, 06/01/29 .......... 2,630 2,842,999
Gwinnett County School District
Series 2022B , GO , 5.00% , 08/01/26 ..... 4,125 4,195,342
Series 2022B , GO , 5.00% , 08/01/27 ..... 890 926,481
Gwinnett County Water & Sewerage Authority,
Series 2019, RB, 5.00%, 08/01/27 ...... 565 588,159
Henry County School District
Series 2016 , GO , 5.00% , 08/01/26 ( SAW ) . 180 182,889
Series 2016 , GO , 4.00% , 08/01/28 ( SAW ) . 4,395 4,426,426
Metropolitan Atlanta Rapid Transit Authority
Series 2025B , RB , 5.00% , 07/01/26 ..... 1,000 1,014,856
Series 2007A , RB , 5.25% , 07/01/27 ( NPFGC ) 1,470 1,532,684
Series 2025B , RB , 5.00% , 07/01/28 ..... 1,315 1,397,552
Municipal Electric Authority of Georgia
Series 2016A , RB , 5.00% , 01/01/26 ..... 1,000 1,002,008
Series 2024A , RB , 5.00% , 01/01/27 ..... 445 456,402
Series 2016A , RB , 5.00% , 01/01/28 ..... 9,845 9,974,360
Series 2024A , RB , 5.00% , 01/01/28 ..... 445 465,494
Series 2020A , RB , 5.00% , 11/01/28 ..... 500 533,355
Series 2018A , RB , 5.00% , 01/01/29 ..... 3,290 3,448,542
Series 2024A , RB , 5.00% , 01/01/29 ..... 470 501,084
Series 2020A , RB , 5.00% , 11/01/29 ..... 500 544,358
Series 2024A , RB , 5.00% , 01/01/30 ..... 600 649,639
Private Colleges & Universities Authority
Series 2022A , RB , 5.00% , 09/01/29 ..... 4,590 4,982,327
Series 2025A , RB , 5.00% , 09/01/29
(a)
.... 5,765 6,257,759
Richmond County Board of Education
Series 2025 , GO , 5.00% , 10/01/29 ( SAW ) . 4,835 5,271,343
Series 2025 , GO , 5.00% , 10/01/30 ( SAW ) . 6,000 6,681,390
State of Georgia
Series 2016E , GO , 5.00% , 12/01/25 ..... 16,290 16,290,000
Series 2016F , GO , 5.00% , 01/01/26 ..... 750 751,569
Series 2017A-1 , GO , 5.00% , 02/01/26 .... 530 532,227
Series 2016F , GO , 5.00% , 07/01/26 ..... 5 5,072
Series 2015A , GO , 5.00% , 02/01/27 ..... 1,000 1,001,834
Series 2022A , GO , 5.00% , 07/01/27 ..... 21,185 22,014,043
Series 2023A , GO , 5.00% , 07/01/27 ..... 17,215 17,888,683
Series 2016F , GO , 5.00% , 01/01/28 ..... 3,805 3,907,560
Series 2021A , GO , 5.00% , 07/01/28 ..... 6,110 6,496,886
Series 2018A , GO , 5.00% , 07/01/29 ..... 2,000 2,127,118
180,059,460
Hawaii — 0.5%
City & County Honolulu Wastewater System,
Series 2019A, RB, 4.00%, 07/01/26 ..... 1,100 1,109,482
City & County of Honolulu
Series 2025E , GO , 5.00% , 01/01/26 ..... 4,090 4,098,195
Series 2021E , GO , 5.00% , 03/01/26 ..... 450 452,797
Series 2023D , GO , 5.00% , 03/01/26 ..... 1,555 1,564,470
Series 2020D , GO , 5.00% , 07/01/26 ..... 1,870 1,896,873
Series 2023D , GO , 5.00% , 03/01/28 ..... 4,280 4,511,944
Series 2019C , GO , 4.00% , 08/01/28 ..... 105 108,705
Series 2020B , GO , 5.00% , 03/01/29 ..... 875 941,867
Series 2023D , GO , 5.00% , 03/01/29 ..... 1,170 1,260,549
Series 2025E , GO , 5.00% , 07/01/30
(a)
.... 5,000 5,541,788
State of Hawaii
Series 2018FT , GO , 5.00% , 01/01/26 .... 5,475 5,485,942
Series EY , GO , 5.00% , 10/01/26 ........ 715 717,660
Series 2018FT , GO , 5.00% , 01/01/27 .... 2,145 2,202,027
Series 2019FW , GO , 5.00% , 01/01/27 .... 1,175 1,206,239

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hawaii (continued)
Series FE , GO , 5.00% , 10/01/27 ....... USD 4,815 $ 4,903,977
Series 2018FT , GO , 5.00% , 01/01/29 .... 10,100 10,607,940
Series FH , GO , 5.00% , 10/01/29 ....... 1,510 1,538,706
Series 2018FT , GO , 5.00% , 01/01/30 .... 1,680 1,763,375
State of Hawaii Airports System, Series 2018D,
RB, 5.00%, 07/01/29 .............. 1,000 1,083,683
State of Hawaii State Highway Fund, Series B,
RB, 5.00%, 01/01/29 .............. 1,060 1,073,662
University of Hawaii, Series 2020D, RB,
5.00%, 10/01/30 ................. 2,450 2,717,978
54,787,859
Idaho — 0.2%
Idaho Housing & Finance Association
Series 2025A , RB , 5.00% , 08/15/28 ..... 1,750 1,864,657
Series 2023A , RB , 5.00% , 08/15/29 ..... 625 680,607
Series 2025A , RB , 5.00% , 08/15/29 ..... 1,250 1,361,214
Series 2025A , RB , 5.00% , 08/15/30 ..... 2,210 2,456,848
Idaho State Building Authority
Series 2024A , RB , 5.00% , 06/01/27 ..... 3,000 3,109,506
Series 2024A , RB , 5.00% , 06/01/28 ..... 3,000 3,181,969
Series 2024A , RB , 5.00% , 06/01/29 ..... 2,755 2,987,068
Series 2025A , RB , 5.00% , 06/01/29 ..... 4,500 4,879,058
20,520,927
Illinois — 4.9%
Board of Trustees of the University of Illinois
(The), Series 2016A, RB, 4.00%, 04/01/29 . 3,640 3,651,951
Chicago Midway International Airport
Series 2023B , RB , 5.00% , 01/01/28 ( BAM ) 2,770 2,902,336
Series 2023B , RB , 5.00% , 01/01/29 ( BAM ) 3,500 3,742,508
Chicago O'Hare International Airport
Series 2022D , RB , 5.00% , 01/01/26 ..... 3,510 3,516,301
Series 2024D , RB , 5.00% , 01/01/26 ..... 14,715 14,741,418
Series E , RB , 5.00% , 01/01/26 ......... 510 510,916
Series 2024D , RB , 5.00% , 01/01/27 ..... 8,000 8,182,508
Series C , RB , 5.00% , 01/01/28 ......... 1,225 1,227,069
Series 2024D , RB , 5.00% , 01/01/29 ..... 11,000 11,758,796
Series 2024D , RB , 5.00% , 01/01/30 ..... 11,000 11,977,835
Series C , RB , 5.00% , 01/01/30 ......... 5,000 5,007,687
Chicago Transit Authority Capital Grant Receipts
Series 2021 , RB , 5.00% , 06/01/27 ...... 1,250 1,281,104
Series 2021 , RB , 5.00% , 06/01/29 ...... 3,000 3,192,216
Chicago Transit Authority Sales Tax Receipts
Fund, Series 2024A, RB, 5.00%, 12/01/29 . 1,500 1,625,091
City of Chicago
Series 2020A , GO , 5.00% , 01/01/28 ..... 8,500 8,679,451
Series 2020A , GO , 5.00% , 01/01/30 ..... 110 114,519
City of Chicago Waterworks
Series 2004 , RB , 5.00% , 11/01/27 ...... 1,750 1,783,038
Series 2000 , RB , 5.00% , 11/01/28 ...... 3,695 3,766,702
Series 2000 , RB , 5.00% , 11/01/29 ...... 3,020 3,072,437
City of Springfield Electric
Series 2024 , RB , 5.00% , 03/01/28 ( BAM ) . 5,735 6,003,031
Series 2024 , RB , 5.00% , 03/01/29 ( BAM ) . 5,930 6,315,725
County of Cook
Series 2021A , GO , 5.00% , 11/15/27 ..... 1,000 1,042,240
Series 2024 , RB , 5.00% , 11/15/27 ...... 750 782,701
Series 2018 , RB , 5.00% , 11/15/28 ...... 2,250 2,345,317
Series 2024 , RB , 5.00% , 11/15/28 ...... 1,000 1,064,919
Series 2016A , GO , 5.00% , 11/15/29 ..... 1,650 1,679,886
Series 2022A , GO , 5.00% , 11/15/29 ..... 3,265 3,540,702
Series 2024 , RB , 5.00% , 11/15/29 ...... 1,135 1,232,617
Series 2016A , GO , 5.00% , 11/15/30 ..... 325 330,579
Security
Par (000)
Par (000) Value
Illinois (continued)
DuPage County Forest Preserve District
Series 2025 , GO , 5.00% , 11/01/28 ...... USD 835 $ 890,437
Series 2025 , GO , 5.00% , 11/01/29 ...... 950 1,033,874
Illinois Finance Authority
Series 2016 , RB , 5.00% , 01/01/26 ...... 1,255 1,257,412
Series 2019 , RB , 5.00% , 01/01/26 ...... 825 826,586
Series 2024B , RB , 5.00% , 04/01/27 ..... 2,400 2,474,016
Series 2017 , RB , 5.00% , 07/01/27 ...... 290 297,465
Series 2019 , RB , 5.00% , 07/01/27 ...... 2,400 2,489,742
Series 2016 , RB , 5.00% , 01/01/28 ...... 2,630 2,634,939
Series 2024B , RB , 5.00% , 04/01/28 ..... 2,000 2,103,927
Series 2020 , RB , 5.00% , 01/01/29 ...... 1,330 1,424,437
Series 2024B , RB , 5.00% , 04/01/29 ..... 3,500 3,757,754
Series 2025C , RB , 5.00% , 04/01/29
(a)
.... 3,180 3,414,188
Series 2020 , RB , 5.00% , 07/01/29 ...... 1,155 1,249,840
Series 2025A , RB , 5.00% , 01/01/30
(a)
.... 990 1,082,659
Series 2025C , RB , 5.00% , 04/01/30 ..... 5,000 5,475,404
Series 2025A , RB , 5.00% , 07/01/30 ..... 1,000 1,105,024
Illinois Municipal Electric Agency
Series 2025A , RB , 5.00% , 02/01/27 ..... 1,000 1,025,003
Series 2025A , RB , 5.00% , 02/01/29
(a)
.... 5,000 5,345,375
Series 2025A , RB , 5.00% , 02/01/30 ..... 11,250 12,263,767
Illinois State Toll Highway Authority
Series 2018A , RB , 5.00% , 01/01/26 ..... 12,735 12,759,368
Series 2019B , RB , 5.00% , 01/01/26 ..... 1,925 1,928,683
Series 2019C , RB , 5.00% , 01/01/26 ..... 10,160 10,179,441
Series 2014C , RB , 5.00% , 01/01/27 ..... 1,065 1,066,824
Series 2016B , RB , 5.00% , 01/01/27 ..... 10 10,130
Series 2019B , RB , 5.00% , 01/01/27 ..... 215 220,483
Series 2019C , RB , 5.00% , 01/01/27 ..... 3,495 3,584,133
Series 2018A , RB , 5.00% , 01/01/28 ..... 2,120 2,222,427
Series 2019B , RB , 5.00% , 01/01/28 ..... 3,385 3,548,545
Series 2019C , RB , 5.00% , 01/01/28 ..... 1,655 1,734,961
Series 2017A , RB , 5.00% , 01/01/29 ..... 1,835 1,916,510
Series 2018A , RB , 5.00% , 01/01/29 ..... 5,510 5,901,241
Series 2019B , RB , 5.00% , 01/01/29 ..... 1,755 1,879,615
Series 2019C , RB , 5.00% , 01/01/29 ..... 3,460 3,705,679
Series 2016B , RB , 5.00% , 01/01/30 ..... 2,850 2,884,764
Series 2019C , RB , 5.00% , 01/01/30 ..... 6,295 6,881,621
Metropolitan Water Reclamation District of
Greater Chicago
Series A , GO , 5.00% , 12/01/25 ........ 715 715,000
Series A , GO , 5.00% , 12/01/28 ........ 4,000 4,085,369
Series 2021A , GO , 5.00% , 12/01/29 ..... 1,020 1,113,140
Regional Transportation Authority
Series 2004A , RB , 5.50% , 06/01/27 ..... 3,285 3,418,030
Series 2004A , RB , 5.75% , 06/01/29 ( AGM ) 1,370 1,483,721
Series 2003A , RB , 6.00% , 07/01/29 ( NPFGC ) 9,295 9,891,193
Sales Tax Securitization Corp.
Series 2021A , RB , 5.00% , 01/01/27 ..... 7,405 7,557,992
Series 2017A , RB , 5.00% , 01/01/28 ..... 250 260,583
Series 2020A , RB , 5.00% , 01/01/28 ..... 3,225 3,356,209
Series 2021A , RB , 5.00% , 01/01/28 ..... 3,750 3,902,569
Series 2020A , RB , 5.00% , 01/01/30 ..... 3,000 3,233,779
Series 2021A , RB , 5.00% , 01/01/30 ..... 1,775 1,913,319
State of Illinois
Series 2016 , GO , 5.00% , 02/01/26 ...... 7,395 7,419,554
Series 2022B , GO , 5.00% , 03/01/26 ..... 8,820 8,864,536
Series 2021B , GO , 5.00% , 03/01/26 ..... 1,075 1,080,428
Series 2021A , GO , 5.00% , 03/01/26 ..... 950 954,797
Series 2016 , GO , 5.00% , 06/01/26 ...... 155 156,567
Series 2023D , GO , 5.00% , 07/01/26 ..... 1,220 1,234,337
Series 2018B , GO , 5.00% , 10/01/26 ..... 2,250 2,288,559
Series 2018A , GO , 5.00% , 10/01/26 ..... 135 137,314
Series 2020B , GO , 5.00% , 10/01/26 ..... 1,200 1,220,565

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois (continued)
Series 2016 , GO , 5.00% , 11/01/26 ...... USD 750 $ 764,136
Series 2017D , GO , 5.00% , 11/01/26 ..... 18,000 18,334,328
Series 2024 , GO , 5.00% , 02/01/27 ...... 8,065 8,259,116
Series 2016 , GO , 5.00% , 02/01/27 ...... 2,095 2,143,120
Series 2022B , GO , 5.00% , 03/01/27 ..... 4,245 4,353,027
Series 2024B , GO , 5.00% , 05/01/27 ..... 500 514,331
Series 2019B , GO , 5.00% , 09/01/27 ..... 3,100 3,210,911
Series 2018A , GO , 5.00% , 10/01/27 ..... 1,600 1,658,996
Series 2017D , GO , 5.00% , 11/01/27 ..... 14,985 15,559,404
Series 2024 , GO , 5.00% , 02/01/28 ...... 1,565 1,633,867
Series 2016 , GO , 5.00% , 02/01/28 ...... 14,800 15,139,818
Series 2021A , GO , 5.00% , 03/01/28 ..... 1,000 1,044,706
Series 2022B , GO , 5.00% , 03/01/28 ..... 4,000 4,182,384
Series 2024B , GO , 5.00% , 05/01/28 ..... 2,940 3,083,581
Series 2023B , GO , 5.00% , 05/01/28 ..... 5,300 5,558,836
Series 2023D , GO , 5.00% , 07/01/28 ..... 12,380 13,024,209
Series 2018A , GO , 5.00% , 10/01/28 ..... 4,700 4,966,867
Series 2017D , GO , 5.00% , 11/01/28 ..... 13,060 13,548,205
Series 2016 , GO , 5.00% , 11/01/28 ...... 4,500 4,581,992
Series 2016 , GO , 5.00% , 02/01/29 ...... 1,405 1,436,264
Series 2024 , GO , 5.00% , 02/01/29 ...... 2,965 3,151,794
Series 2021A , GO , 5.00% , 03/01/29 ..... 400 425,326
Series 2024B , GO , 5.00% , 05/01/29 ..... 2,915 3,112,353
Series 2018A , GO , 5.00% , 10/01/29 ..... 1,500 1,583,424
Series 2024B , GO , 5.25% , 10/01/29 ..... 5,000 5,421,599
Series 2017C , GO , 5.00% , 11/01/29 ..... 11,025 11,420,076
Series 2021A , GO , 5.00% , 03/01/30 ..... 1,540 1,664,986
Series 2020 , GO , 5.50% , 05/01/30 ...... 10,150 10,878,425
Series 2025B , GO , 5.00% , 09/01/30 ..... 3,000 3,275,054
State of Illinois Sales Tax
Series 2021C , RB , 5.00% , 06/15/26 ..... 435 440,116
Series 2025A , RB , 5.00% , 06/15/26 ..... 2,905 2,939,167
Series 2002 , RB , 6.00% , 06/15/26 ( NPFGC ) 4,290 4,362,307
Series 2016D , RB , 5.00% , 06/15/29 ..... 2,890 2,916,829
Series 2021C , RB , 5.00% , 06/15/29 ..... 755 808,070
Series 2024A , RB , 5.00% , 06/15/29 ..... 5,000 5,351,454
Series 2024A , RB , 5.00% , 06/15/30 ..... 3,000 3,263,862
Series 2025A , RB , 5.00% , 06/15/30 ..... 9,900 10,770,745
Will Grundy Etc Counties Community
College District No. 525, Series 2019, GO,
3.00%, 01/01/29 ................. 5,975 5,955,207
490,674,327
Indiana — 1.0%
City of Indianapolis Department of Public
Utilities Water System, Series 2016B, RB,
5.00%, 10/01/27 ................. 1,000 1,018,221
Indiana Finance Authority
Series 2016C , RB , 5.00% , 12/01/25 ..... 1,220 1,220,000
Series E , RB , 5.00% , 02/01/26 ......... 710 712,875
Series 2019C , RB , 5.00% , 02/01/26 ..... 185 185,749
Series 2019A , RB , 5.00% , 02/01/26 ..... 10,095 10,135,877
Series 2021B , RB , 5.00% , 02/01/26 ..... 1,000 1,004,049
Series 2017C , RB , 5.00% , 02/01/26 ..... 460 461,863
Series 2021-1 , RB , 5.00% , 10/01/26 ..... 120 122,362
Series 2017C , RB , 5.00% , 02/01/27 ..... 195 200,625
Series 2019A , RB , 5.00% , 02/01/27 ..... 280 288,077
Series 2019E , RB , 5.00% , 02/01/27 ..... 470 483,558
Series E , RB , 5.00% , 02/01/27 ......... 210 213,186
Series 2021B , RB , 5.00% , 02/01/27 ..... 1,710 1,759,329
Series B , RB , 5.00% , 02/01/27 ......... 150 150,566
Series 2016C , RB , 5.00% , 06/01/27 ..... 2,090 2,137,628
Series 2021-1 , RB , 5.00% , 10/01/27 ..... 1,275 1,330,155
Series B , RB , 5.00% , 02/01/28 ......... 4,070 4,085,363
Series 2016C , RB , 5.00% , 06/01/28 ..... 4,530 4,619,522
Security
Par (000)
Par (000) Value
Indiana (continued)
Series 2023A , RB , 5.00% , 10/01/28 ..... USD 110 $ 117,296
Series A , RB , 5.00% , 02/01/29 ......... 3,500 3,513,805
Series E , RB , 5.00% , 02/01/29 ......... 6,695 6,794,500
Series 2016C , RB , 5.00% , 06/01/29 ..... 5,430 5,872,416
Series 2025C , RB , 5.00% , 02/01/30
(a)
.... 500 549,696
Series A , RB , 5.00% , 02/01/30 ......... 3,930 3,945,501
Series A , RB , 5.00% , 02/01/31 ......... 3,645 3,659,377
Series D , RB , 5.00% , 08/01/35 ......... 9,310 9,459,368
Indiana Municipal Power Agency
Series 2025A , RB , 5.00% , 01/01/29 ..... 9,075 9,717,704
Series 2025A , RB , 5.00% , 01/01/30 ..... 2,705 2,956,416
Indiana University, Series Z-1, RB,
5.00%, 08/01/29 ................. 1,555 1,689,617
Indianapolis Local Public Improvement Bond
Bank
Series 2021A , RB , 5.00% , 06/01/27 ..... 1,940 2,005,559
Series 2024E , RB , 5.00% , 02/01/29 ..... 450 482,698
Series 2021A , RB , 5.00% , 06/01/29 ..... 6,705 7,209,361
Purdue University
Series EE , RB , 5.00% , 07/01/26 ........ 235 238,302
Series 2025B , RB , 5.00% , 07/01/29
(a)
.... 6,120 6,631,702
Series 2025B , RB , 5.00% , 07/01/30
(a)
.... 5,645 6,246,099
101,218,422
Iowa — 0.3%
City of Des Moines, Series 2019A, GO,
5.00%, 06/01/26 ................. 5,870 5,938,046
Iowa Finance Authority
Series 2016 , RB , 5.00% , 08/01/26 ...... 1,305 1,325,693
Series 2017 , RB , 5.00% , 08/01/27 ...... 350 363,885
Series 2017 , RB , 5.00% , 08/01/30 ...... 15,795 16,424,663
State of Iowa
Series 2016 , RB , 5.00% , 06/15/27 ...... 215 217,551
Series 2016A , RB , 5.00% , 06/01/28 ..... 4,065 4,109,514
28,379,352
Kansas — 0.3%
City of Lawrence, Series 2025, RB,
5.00%, 11/01/30
(a)
................ 3,305 3,685,211
Johnson County Unified School District
No. 229 Blue Valley, Series 2015-B, GO,
3.00%, 10/01/26 ................. 4,025 4,025,377
Johnson County Unified School District No.
512 Shawnee Mission, Series 2015A, GO,
3.25%, 10/01/28 ................. 2,660 2,660,025
State of Kansas Department of Transportation
Series 2024A , RB , 5.00% , 09/01/27 ..... 5,000 5,211,723
Series 2025A , RB , 5.00% , 09/01/27 ..... 2,000 2,084,689
Series 2024A , RB , 5.00% , 09/01/28 ..... 4,030 4,294,527
Series 2017A , RB , 5.00% , 09/01/29 ..... 2,025 2,106,378
Series 2024A , RB , 5.00% , 09/01/29 ..... 4,000 4,351,907
Series 2025A , RB , 5.00% , 09/01/30 ..... 1,540 1,710,416
30,130,253
Kentucky — 0.8%
Fayette County School District, Series 2025, GO,
5.00%, 02/01/30 (ST INTERCEPT) ..... 7,475 8,148,284
Kentucky State Property & Building Commission
Series A , RB , 5.00% , 09/01/26
(a)
........ 660 671,732
Series B , RB , 5.00% , 09/01/26
(a)
....... 835 849,842
Series B , RB , 5.00% , 11/01/26 ( SAP ) .... 5,290 5,405,136
Series A , RB , 5.00% , 09/01/27 ......... 880 916,494
Series B , RB , 5.00% , 09/01/27
(a)
....... 835 869,628
Series A , RB , 5.00% , 10/01/27 ......... 680 709,540
Series B , RB , 5.00% , 11/01/27 ( SAP ) .... 1,400 1,428,732

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Kentucky (continued)
Series A , RB , 5.00% , 10/01/28 ......... USD 415 $ 441,997
Series A , RB , 5.00% , 04/01/29 ......... 2,300 2,471,436
Series A , RB , 5.00% , 10/01/29 ......... 1,885 2,045,768
RB , 5.00% , 04/01/30 ............... 1,625 1,672,100
Series A , RB , 5.00% , 04/01/30 ......... 2,750 3,008,759
Series B , RB , 5.00% , 09/01/30
(a)
....... 19,910 21,963,014
Kentucky Turnpike Authority
Series 2016A , RB , 5.00% , 07/01/26 ..... 2,020 2,046,248
Series 2024A , RB , 5.00% , 07/01/28 ..... 200 211,885
Series 2024A , RB , 5.00% , 07/01/29 ..... 2,610 2,823,291
Louisville & Jefferson County Metropolitan
Government, Series 2022A, GO,
5.00%, 04/01/27 ................. 4,850 5,003,966
Louisville & Jefferson County Metropolitan Sewer
District, Series 2025A, RB, 5.00%, 05/15/30
(a)
13,495 14,848,532
Louisville Water Co., Series 2015, RB,
3.00%, 11/15/27 ................. 6,860 6,857,944
82,394,328
Louisiana — 0.6%
City of New Orleans
Series 2021A , GO , 5.00% , 12/01/29 ..... 5,015 5,439,949
Series 2022 , GO , 5.00% , 12/01/29 ...... 6,160 6,681,971
East Baton Rouge Sewerage Commission
Series 2020A , RB , 5.00% , 02/01/29 ..... 105 112,398
Series 2025A , RB , 5.00% , 02/01/31
(a)
.... 2,500 2,777,960
Louisiana State University & Agricultural &
Mechanical College, Series 2016A, RB,
5.00%, 07/01/29 ................. 1,000 1,012,116
State of Louisiana
Series 2020A , GO , 5.00% , 03/01/26 ..... 1,935 1,946,021
Series 2025-B , GO , 5.00% , 06/01/26
(a)
... 2,000 2,023,594
Series 2016B , GO , 5.00% , 08/01/26 ..... 1,890 1,920,348
Series 2016A , GO , 5.00% , 09/01/26 ..... 95 96,717
Series 2021 , RB , 5.00% , 09/01/26 ...... 1,035 1,053,708
Series 2021A , GO , 5.00% , 03/01/27 ..... 65 66,960
Series 2016B , GO , 5.00% , 08/01/27 ..... 2,000 2,030,498
Series 2019A , RB , 5.00% , 09/01/27 ..... 250 260,324
Series 2024C , GO , 5.00% , 12/01/27 ..... 835 874,752
Series 2023A , GO , 5.00% , 02/01/28 ..... 2,500 2,628,974
Series 2016A , GO , 5.00% , 09/01/28 ..... 3,000 3,049,203
Series 2023 , RB , 5.00% , 09/01/28 ...... 1,150 1,223,434
Series 2023 , RB , 5.00% , 09/01/29 ...... 1,040 1,127,808
Series 2024E , GO , 5.00% , 09/01/29 ..... 2,815 3,064,234
Series 2017-B , GO , 5.00% , 10/01/29 .... 1,000 1,040,868
Series 2025-B , GO , 5.00% , 06/01/30 .... 3,000 3,318,029
Series 2019A , RB , 5.00% , 09/01/30 ..... 3,395 3,600,885
State of Louisiana Gasoline & Fuels Tax
Series 2024A , RB , 5.00% , 05/01/27 ..... 4,750 4,908,976
Series 2024A , RB , 5.00% , 05/01/29 ..... 1,500 1,615,290
Series 2025B , RB , 5.00% , 05/01/29 ..... 4,145 4,479,094
Series 2025B , RB , 5.00% , 05/01/30
(a)
.... 3,000 3,312,091
59,666,202
Maine — 0.2%
Maine Governmental Facilities Authority
Series 2025A , RB , 5.00% , 10/01/29 ..... 680 739,550
Series 2025A , RB , 5.00% , 10/01/30 ..... 725 803,847
Maine Turnpike Authority
Series 2022 , RB , 5.00% , 07/01/26 ...... 1,000 1,014,044
Series 2025 , RB , 5.00% , 07/01/30
(a)
..... 1,100 1,215,977
State of Maine
Series 2017B , GO , 5.00% , 06/01/26 ..... 115 116,414
Series 2020B , GO , 5.00% , 06/01/26 ..... 45 45,553
Series 2017B , GO , 5.00% , 06/01/27 ..... 80 82,956
Security
Par (000)
Par (000) Value
Maine (continued)
Series 2018D , GO , 5.00% , 06/01/27 ..... USD 4,150 $ 4,303,350
Series 2019B , GO , 5.00% , 06/01/27 ..... 4,225 4,381,121
Series 2020B , GO , 5.00% , 06/01/27 ..... 95 98,510
Series 2021B , GO , 5.00% , 06/01/27 ..... 3,305 3,427,125
Series 2019B , GO , 5.00% , 06/01/28 ..... 3,410 3,616,498
Series 2020B , GO , 5.00% , 06/01/28 ..... 2,935 3,112,733
Series 2021B , GO , 5.00% , 06/01/28 ..... 1,895 2,009,755
24,967,433
Maryland — 3.4%
County of Anne Arundel
Series 2021 , GO , 5.00% , 04/01/26 ...... 8,300 8,365,533
Series 2018 , GO , 5.00% , 10/01/26 ...... 5,635 5,747,294
Series 2021 , GO , 5.00% , 04/01/27 ...... 1,760 1,816,107
Series 2018 , GO , 5.00% , 10/01/27 ...... 75 78,284
Series 2019 , GO , 5.00% , 10/01/27 ...... 65 67,846
Series 2021 , GO , 5.00% , 10/01/27 ...... 5,625 5,871,318
County of Baltimore
GO , 5.00% , 03/01/26 ............... 180 181,057
Series 2018 , GO , 5.00% , 03/01/27 ...... 2,025 2,087,292
Series 2024A , GO , 5.00% , 07/01/29 ..... 5,000 5,437,384
Series 2022 , GO , 5.00% , 03/01/30 ...... 1,250 1,379,157
County of Frederick, Series 2021A, GO,
5.00%, 10/01/26 ................. 3,100 3,164,622
County of Howard
Series 2017D , GO , 5.00% , 02/15/26 ..... 290 291,463
Series 2017A , GO , 3.00% , 02/15/29 ..... 5,000 5,008,840
County of Montgomery
Series 2020B , GO , 4.00% , 11/01/26 ..... 10 10,136
Series 2017A , GO , 5.00% , 11/01/26 ..... 1,340 1,370,258
Series 2024B , GO , 5.00% , 12/01/26 ..... 10,000 10,246,563
Series 2023A , GO , 5.00% , 08/01/27 ..... 9,380 9,762,917
Series 2020B , GO , 4.00% , 11/01/27 ..... 305 313,641
Series 2025A , GO , 5.00% , 10/01/30
(a)
.... 10,000 11,174,793
County of Prince George's
Series 2019A , GO , 5.00% , 07/15/26 ..... 11,715 11,891,902
Series 2020A , GO , 5.00% , 07/15/26 ..... 2,510 2,547,902
Series 2020A , GO , 5.00% , 07/15/27 ..... 8,500 8,835,065
Series 2020B , GO , 5.00% , 09/15/27 ..... 110 114,779
Series 2022A , GO , 5.00% , 07/01/28 ..... 4,495 4,777,301
Series 2024A , GO , 5.00% , 08/01/28 ..... 6,105 6,500,492
Series 2021A , GO , 5.00% , 07/01/29 ..... 1,000 1,086,401
Series 2025A , GO , 5.00% , 08/01/29 ..... 2,445 2,660,964
Series 2017A , GO , 3.00% , 09/15/29 ..... 4,375 4,385,951
Series 2022A , GO , 5.00% , 07/01/30 ..... 530 588,328
Series 2025A , GO , 5.00% , 08/01/30 ..... 5,580 6,205,158
Maryland Stadium Authority, Series 2016, RB,
5.00%, 05/01/46 (ST INTERCEPT) ..... 10,000 10,099,885
Maryland State Transportation Authority
Series 2024A , RB , 5.00% , 07/01/28 ..... 2,000 2,124,006
Series 2017 , RB , 3.00% , 07/01/29 ...... 1,030 1,030,834
State of Maryland
Series 2020C-1 , GO , 3.00% , 08/01/26 ... 19,185 19,221,056
Series 2020A-2 , GO , 5.00% , 08/01/26 .... 1,485 1,509,539
Series 2017B , GO , 5.00% , 08/01/26 ..... 1,775 1,804,331
Series 2018-2B , GO , 5.00% , 08/01/26 .... 3,205 3,257,961
Series 2A , GO , 5.00% , 08/01/26 ....... 245 249,049
Series 2017 , GO , 5.00% , 03/15/27 ...... 180 185,712
Series 2019-1 , GO , 5.00% , 03/15/27 ..... 245 252,774
Series 2022-2D , GO , 3.00% , 08/01/27 ... 1,300 1,302,672
Series 2020A-2 , GO , 5.00% , 08/01/27 .... 7,545 7,854,391
Series 2A , GO , 5.00% , 08/01/27 ....... 1,245 1,296,053
Series 2020-2B , GO , 5.00% , 08/01/27 .... 2,385 2,482,800
Series 2018-2B , GO , 5.00% , 08/01/27 .... 185 192,586
Series 2017A , GO , 5.00% , 08/01/27 ..... 3,805 3,961,028

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Maryland (continued)
Series 2021A , GO , 5.00% , 03/01/28 ..... USD 11,800 $ 12,443,985
Series 2020A-1 , GO , 5.00% , 03/15/28 .... 1,565 1,651,867
Series 2017 , GO , 5.00% , 03/15/28 ...... 4,280 4,408,739
Series 2023A , GO , 5.00% , 03/15/28 ..... 10,800 11,399,465
Series 2A , GO , 5.00% , 08/01/28 ....... 6,695 7,126,928
Series 2020A-2 , GO , 5.00% , 08/01/28 .... 2,535 2,698,546
Series 2020-2B , GO , 5.00% , 08/01/28 .... 1,000 1,064,515
Series 2023A , GO , 5.00% , 03/15/29 ..... 3,250 3,507,329
Series 2025A-1 , GO , 5.00% , 06/01/29
(a)
.. 5,000 5,420,651
Series 2022-1A , GO , 5.00% , 06/01/29 .... 10,000 10,841,301
Series 2020A , GO , 5.00% , 08/01/29 ..... 3,475 3,780,668
Series 2025B , GO , 5.00% , 08/01/29 ..... 2,200 2,393,517
Series 2015 , GO , 3.25% , 08/01/30 ...... 9,000 9,001,043
State of Maryland Department of Transportation
Series 2022B , RB , 5.00% , 12/01/25 ..... 2,690 2,690,000
Series 2016 , RB , 4.00% , 09/01/26 ...... 2,610 2,638,904
Series 2018 , RB , 5.00% , 10/01/26 ...... 515 525,568
Series 2019 , RB , 5.00% , 10/01/26 ...... 445 454,131
Series 2018 , RB , 5.00% , 10/01/27 ...... 10,570 10,775,885
Series 2022B , RB , 5.00% , 12/01/28 ..... 1,725 1,848,904
Series 2025A , RB , 5.00% , 04/01/29
(a)
.... 5,000 5,397,591
Series 2019 , RB , 3.00% , 10/01/29 ...... 9,000 9,016,583
Series 2018 , RB , 5.00% , 10/01/29 ...... 2,000 2,039,000
Series 2025A , RB , 5.00% , 04/01/30 ..... 12,485 13,756,512
Series 2017 , RB , 5.00% , 09/01/30 ...... 2,525 2,628,225
Series 2019 , RB , 3.00% , 10/01/30 ...... 2,620 2,626,874
University System of Maryland, Series 2017A,
RB, 4.00%, 04/01/29 .............. 6,100 6,176,942
Washington Suburban Sanitary Commission
Series 2020 , RB , 5.00% , 12/01/25 ( GTD ) .. 2,060 2,060,000
Series 2018 , RB , 5.00% , 06/01/26 ( GTD ) .. 630 637,744
Series 2020 , RB , 5.00% , 06/01/26 ( GTD ) .. 8,980 9,090,377
Series 2021 , RB , 5.00% , 06/01/26 ( GTD ) .. 6,475 6,554,587
Series 2020 , RB , 5.00% , 06/01/27 ( GTD ) .. 3,545 3,675,941
Series 2020 , RB , 5.00% , 12/01/27 ( GTD ) .. 120 125,902
Series 2016 , RB , 5.00% , 06/01/28 ( GTD ) .. 1,445 1,462,077
338,713,726
Massachusetts — 3.0%
City of Boston
Series 2020D , GO , 5.00% , 03/01/26 ..... 200 201,230
Series 2015A , GO , 5.00% , 04/01/26 ..... 4,000 4,007,220
Series 2017A , GO , 5.00% , 04/01/26 ..... 20 20,165
Series 2020A , GO , 5.00% , 11/01/27 ..... 1,000 1,050,971
Series 2025A , GO , 5.00% , 02/01/29 ..... 4,380 4,751,649
Series 2017A , GO , 3.00% , 04/01/29 ..... 5,000 5,011,005
Series 2025A , GO , 5.00% , 02/01/30
(a)
.... 5,900 6,554,125
Commonwealth of Massachusetts
Series 2019E , GO , 3.00% , 12/01/25 ..... 385 385,000
Series 2019A , GO , 5.00% , 01/01/26 ..... 1,040 1,042,079
Series 2016A , GO , 5.00% , 03/01/26 ..... 3,060 3,078,512
Series 2019C , GO , 5.00% , 05/01/26 ..... 3,830 3,868,929
Series 2016B , GO , 4.00% , 07/01/26 ..... 205 206,772
Series 2016B , GO , 5.00% , 07/01/26 ..... 2,945 2,987,390
Series 2015D , GO , 5.00% , 09/01/26 ..... 4,455 4,461,355
Series 2020E , GO , 5.00% , 11/01/26 ..... 2,120 2,168,085
Series 2017E , GO , 5.00% , 11/01/26 ..... 440 449,980
Series 2019E , GO , 3.00% , 12/01/26 ..... 14,205 14,237,386
Series 2016H , GO , 5.00% , 12/01/26 ..... 1,195 1,224,596
Series 2019C , GO , 5.00% , 05/01/27 ..... 1,965 2,033,827
Series 2018B , GO , 5.00% , 07/01/27 ..... 2,915 3,029,074
Series 2016B , GO , 5.00% , 07/01/27 ..... 3,865 4,016,251
Series A , GO , 5.00% , 07/01/27 ........ 3,610 3,751,272
Series 2017D , GO , 5.00% , 07/01/27 ..... 2,475 2,571,855
Series 2020D , GO , 5.00% , 07/01/27 ..... 1,910 1,984,745
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2018C , GO , 5.00% , 09/01/27 ..... USD 10 $ 10,432
Series 2021A , GO , 5.00% , 09/01/27 ..... 2,420 2,524,593
Series C , GO , 5.00% , 10/01/27 ........ 150 156,791
Series 2023A , GO , 5.00% , 05/01/28 ..... 3,275 3,469,201
Series 2025A , GO , 5.00% , 07/01/28 ..... 4,500 4,784,940
Series 2021A , GO , 5.00% , 09/01/28 ..... 2,830 3,020,507
Series 2016I , GO , 5.00% , 12/01/28 ...... 4,155 4,252,854
Series 2024A , GO , 5.00% , 03/01/29 ..... 11,215 12,100,082
Series 2024B , GO , 5.00% , 05/01/29 ..... 3,030 3,281,049
Series 2016A , GO , 5.00% , 07/01/29 ..... 1,640 1,662,171
Series 2025A , GO , 5.00% , 07/01/29
(a)
.... 4,000 4,347,040
Series 2025A , GO , 5.00% , 07/01/30 ..... 5,405 6,002,309
Series 2025E , GO , 5.00% , 08/01/30 ..... 12,545 13,956,341
Series 2004A , GO , 5.50% , 08/01/30
( AMBAC ) ..................... 3,000 3,352,182
Series 2015D , GO , 4.00% , 09/01/30 ..... 2,000 2,000,886
Series 2019G , GO , 5.00% , 09/01/30 ..... 1,545 1,684,581
Series 2024B , GO , 5.00% , 11/01/30 ..... 3,395 3,797,404
Massachusetts Bay Transportation Authority
Sales Tax
Series 2005A , RB , 5.00% , 07/01/26 ..... 6,070 6,156,663
Series 2006A , RB , 5.25% , 07/01/28 ..... 9,000 9,642,221
Series 2016A , RB , 0.00% , 07/01/29
(b)
.... 1,730 1,551,608
Series 2024A , RB , 5.00% , 07/01/29 ..... 5,000 5,448,157
Series 2025B , RB , 5.00% , 07/01/30
(a)
.... 1,250 1,392,733
Massachusetts Clean Water Trust (The)
Series 2022 , RB , 5.00% , 02/01/27 ...... 1,000 1,029,198
Series 23A , RB , 5.00% , 02/01/27 ....... 2,115 2,176,753
Series 23B , RB , 5.00% , 02/01/27 ....... 3,800 3,910,952
Series 24B , RB , 5.00% , 02/01/27 ....... 1,250 1,286,497
Series 23B , RB , 5.00% , 02/01/28 ....... 205 216,448
Series 24A , RB , 5.00% , 02/01/28 ....... 1,125 1,187,822
Series 24B , RB , 5.00% , 02/01/28 ....... 1,775 1,874,120
Massachusetts Development Finance Agency
Series 2020A , RB , 5.00% , 10/15/26 ..... 12,965 13,248,201
Series 2016A , RB , 5.00% , 07/15/27 ..... 280 284,180
Series 2020A , RB , 5.00% , 10/15/30 ..... 1,940 2,170,889
Massachusetts School Building Authority
Series 2025B , RB , 5.00% , 02/15/30
(a)
.... 10,000 11,022,554
Series 2019A , RB , 5.00% , 02/15/49 ..... 15,360 15,433,200
Massachusetts State College Building Authority,
Series 2025A, RB, 5.00%, 05/01/29
(a)
.... 3,755 4,077,944
Massachusetts Transportation Trust Fund
Metropolitan Highway System
Series 2022A-1 , RB , VRDN,   ( TD Bank NA
SBPA ), 2.75% , 12/09/25
(c)
.......... 15,000 15,000,000
Series 2019A , RB , 5.00% , 01/01/27 ..... 9,900 10,165,349
Series 2018A , RB , 5.00% , 01/01/27 ..... 4,975 5,108,344
Massachusetts Water Resources Authority
Series 2025E , RB , VRDN,   ( TD Bank NA
LIQ ), 2.75% , 12/09/25
(c)
........... 7,500 7,500,000
Series 2016C , RB , 5.00% , 08/01/34 ..... 10,000 10,164,444
Series 2016D , RB , 5.00% , 08/01/37 ..... 1,250 1,270,556
Series 2016B , RB , 5.00% , 08/01/40 ..... 5,080 5,163,538
Series 2016C , RB , 5.00% , 08/01/40 ..... 6,155 6,256,215
University of Massachusetts Building Authority
Series 2021-1 , RB , 5.00% , 11/01/27 ..... 11,010 11,529,288
Series 2021-1 , RB , 5.00% , 11/01/28 ..... 825 883,903
298,648,613

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Michigan — 1.4%
Ann Arbor School District, Series 2025, GO,
5.00%, 05/01/26 ................. USD 7,075 $ 7,141,264
Great Lakes Water Authority Sewage Disposal
System
Series 2018B , RB , 5.00% , 07/01/29 ..... 8,045 8,705,596
Series 2025A , RB , 5.00% , 07/01/30 ..... 2,000 2,209,135
Great Lakes Water Authority Water Supply
System
Series C , RB , 5.00% , 07/01/26 ......... 640 648,797
Series 2024A , RB , 5.00% , 07/01/29 ..... 4,000 4,328,450
Series 2025A , RB , 5.00% , 07/01/30
(a)
.... 1,060 1,170,842
Series D , RB , 5.00% , 07/01/30 ......... 3,500 3,546,111
Howell Public Schools, Series 2025II, GO,
5.00%, 05/01/30 (Q-SBLF) .......... 1,000 1,097,269
Karegnondi Water Authority
Series 2024 , RB , 5.00% , 11/01/26 ( BAM ) .. 2,950 3,013,909
Series 2024 , RB , 5.00% , 11/01/27 ( BAM ) .. 1,420 1,481,758
Series 2024 , RB , 5.00% , 11/01/28 ( BAM ) .. 1,350 1,438,845
Series 2024 , RB , 5.00% , 11/01/29 ( BAM ) .. 1,935 2,104,333
Michigan Finance Authority, Series 2016B, RB,
5.00%, 10/01/27 ................. 10,225 10,415,651
Michigan State Building Authority
Series 2016I , RB , 5.00% , 04/15/26 ...... 1,395 1,407,694
Series 2025I , RB , 5.00% , 04/15/27 ...... 2,055 2,124,149
Series 2020I , RB , 5.00% , 10/15/27 ...... 785 821,002
Series 2023II , RB , 5.00% , 10/15/28 ..... 5,700 6,089,052
Series 2016I , RB , 5.00% , 10/15/29 ...... 2,815 2,872,534
Series 2025I , RB , 5.00% , 04/15/30 ...... 4,000 4,409,483
Michigan State University
Series 2020A , RB , 5.00% , 08/15/26 ..... 2,455 2,497,615
Series 2023A , RB , 5.00% , 02/15/28 ..... 2,400 2,523,253
Series 2023A , RB , 5.00% , 08/15/28 ..... 3,750 3,985,462
Series 2025A , RB , 5.00% , 02/15/29
(a)
.... 2,000 2,147,559
Series 2025A , RB , 5.00% , 08/15/29 ..... 1,750 1,898,520
Series 2025A , RB , 5.00% , 02/15/30 ..... 1,250 1,370,055
Series 2025A , RB , 5.00% , 08/15/30 ..... 1,120 1,240,319
State of Michigan
Series 2016 , RB , 5.00% , 03/15/26 ...... 8,810 8,867,857
Series 2016 , RB , 5.00% , 03/15/27 ...... 7,580 7,804,895
Series 2018 , GO , 4.00% , 05/01/28 ...... 5,000 5,028,212
Series 2018 , GO , 4.00% , 05/01/29 ...... 7,000 7,035,438
State of Michigan Trunk Line
Series 2020B , RB , 5.00% , 11/15/28 ..... 11,165 11,972,020
Series 2023 , RB , 5.00% , 11/15/28 ...... 1,500 1,608,422
Series 2023 , RB , 5.00% , 11/15/29 ...... 105 115,064
University of Michigan
Series 2017A , RB , 5.00% , 04/01/26 ..... 1,410 1,421,284
Series 2020A , RB , 5.00% , 04/01/26 ..... 3,880 3,911,052
Series 2019A , RB , 5.00% , 04/01/30 ..... 1,505 1,624,653
Series 2017A , RB , 5.00% , 04/01/42 ..... 5,110 5,270,790
Wayne County Airport Authority, Series 2025E,
RB, 5.00%, 12/01/30
(a)
............. 1,750 1,944,717
137,293,061
Minnesota — 2.1%
City of Minneapolis
Series 2021 , GO , 4.00% , 12/01/26 ...... 2,235 2,267,058
Series 2017 , GO , 3.00% , 12/01/27 ...... 25 25,001
Series 2025 , GO , 5.00% , 12/01/29 ...... 1,790 1,962,016
County of Hennepin
Series 2020B , GO , 5.00% , 12/01/25 ..... 2,930 2,930,000
Series 2019B , GO , 5.00% , 12/15/26 ..... 1,660 1,700,775
Series 2020C , GO , 5.00% , 12/15/26 ..... 5,365 5,496,782
Series 2019B , GO , 5.00% , 12/15/27 ..... 85 89,087
Series 2016C , GO , 5.00% , 12/01/28 ..... 1,500 1,609,136
Security
Par (000)
Par (000) Value
Minnesota (continued)
Series 2020C , GO , 5.00% , 12/15/29 ..... USD 125 $ 136,926
Metropolitan Council
Series 2021B , GO , 5.00% , 12/01/25 ..... 5,215 5,215,000
Series 2016C , GO , 5.00% , 03/01/26 ..... 200 201,184
Series 2021C , GO , 5.00% , 12/01/26 ..... 2,780 2,846,877
Minneapolis-St. Paul Metropolitan Airports
Commission
Series A , RB , 5.00% , 01/01/28 ......... 3,170 3,247,004
Series 2023A , RB , 5.00% , 01/01/29 ..... 2,230 2,383,829
Minnesota Public Facilities Authority State
Revolving Fund
Series 2016A , RB , 5.00% , 03/01/26 ..... 1,910 1,921,361
Series 2023B , RB , 5.00% , 03/01/28 ..... 20,110 21,212,028
Series 2016A , RB , 5.00% , 03/01/29 ..... 4,750 4,776,497
Series 2023A , RB , 5.00% , 03/01/29 ..... 3,500 3,775,080
Southern Minnesota Municipal Power Agency,
Series 2015A, RB, 5.00%, 01/01/29 ..... 990 991,859
State of Minnesota
Series 2022A , RB , 5.00% , 03/01/26 ..... 20,000 20,119,980
Series 2016A , GO , 5.00% , 08/01/26 ..... 30 30,494
Series 2023D , GO , 5.00% , 08/01/26 ..... 4,000 4,065,831
Series 2025E , GO , 5.00% , 08/01/26
(a)
.... 5,000 5,082,289
Series 2019B , GO , 5.00% , 08/01/26 ..... 765 777,590
Series 2019A , GO , 5.00% , 08/01/26 ..... 230 233,785
Series 2018B , GO , 5.00% , 08/01/26 ..... 185 188,045
Series 2020A , GO , 5.00% , 08/01/26 ..... 3,205 3,257,747
Series 2021A , GO , 5.00% , 09/01/26 ..... 14,215 14,478,351
Series 2017D , GO , 5.00% , 10/01/26 ..... 235 239,842
Series 2016B , GO , 4.00% , 08/01/27 ..... 3,910 3,948,135
Series 2018A , GO , 5.00% , 08/01/27 ..... 45 46,853
Series 2022A , GO , 5.00% , 08/01/27 ..... 7,525 7,834,827
Series 2016D , GO , 5.00% , 08/01/27 ..... 180 182,865
Series 2019A , GO , 5.00% , 08/01/27 ..... 225 234,264
Series 2021B , GO , 5.00% , 09/01/27 ..... 315 328,614
Series 2017A , GO , 5.00% , 10/01/27 ..... 2,105 2,200,304
Series 2019A , GO , 5.00% , 08/01/28 ..... 400 426,126
Series 2018A , GO , 5.00% , 08/01/28 ..... 4,225 4,500,957
Series 2023D , GO , 5.00% , 08/01/28 ..... 8,480 9,033,873
Series 2023E , GO , 5.00% , 08/01/28 ..... 17,460 18,600,403
Series 2021B , GO , 5.00% , 09/01/28 ..... 3,000 3,201,950
Series 2023 , COP , 5.00% , 11/01/28 ..... 3,550 3,797,043
Series 2024A , GO , 5.00% , 08/01/29 ..... 15,000 16,335,933
Series 2017D , GO , 3.00% , 10/01/29 ..... 5,000 5,016,835
Series 2023 , COP , 5.00% , 11/01/29 ..... 6,340 6,926,944
Series 2025A , GO , 5.00% , 08/01/30 ..... 5,000 5,564,847
Series 2025E , GO , 5.00% , 08/01/30
(a)
.... 5,000 5,564,847
University of Minnesota
Series 2017B , RB , 5.00% , 12/01/25 ..... 6,375 6,375,000
Series 2019B , RB , 5.00% , 10/01/27 ..... 20 20,921
211,402,995
Mississippi — 0.5%
Mississippi Development Bank
Series A , RB , 5.00% , 08/01/26 ......... 2,020 2,049,352
Series 2024A , RB , 5.00% , 01/01/29 ..... 800 856,804
State of Mississippi
Series 2015C , GO , 5.00% , 10/01/26 ..... 305 306,621
Series 2017A , GO , 5.00% , 10/01/26 ..... 2,645 2,699,276
Series 2017A , GO , 5.00% , 10/01/27 ..... 305 318,753
Series 2017A , GO , 5.00% , 10/01/28 ..... 15,000 15,653,347
Series 2017A , GO , 5.00% , 10/01/30 ..... 2,150 2,242,125
Series 2017A , GO , 5.00% , 10/01/32 ..... 6,645 6,956,596
Series 2018A , GO , 5.00% , 11/01/32 ..... 3,185 3,259,814
Series 2017A , GO , 5.00% , 10/01/33 ..... 4,005 4,192,802
Series 2017A , GO , 5.00% , 10/01/34 ..... 3,040 3,182,551

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mississippi (continued)
Series 2016B , GO , 5.00% , 12/01/35 ..... USD 1,015 $ 1,041,032
Series 2018A , GO , 5.00% , 11/01/36 ..... 2,105 2,154,446
State of Mississippi Gaming Tax
Series 2019A , RB , 5.00% , 10/15/26 ..... 1,000 1,018,871
Series 2015E , RB , 5.00% , 10/15/27 ..... 1,000 1,001,688
Series 2015E , RB , 5.00% , 10/15/28 ..... 4,755 4,761,691
51,695,769
Missouri — 1.1%
City of Kansas City
Series 2017C , RB , 5.00% , 09/01/28 ..... 145 150,199
Series 2025C , RB , 5.00% , 04/01/29 ..... 1,000 1,073,843
Series 2025C , RB , 5.00% , 04/01/30 ..... 1,200 1,311,319
City of Springfield, Series 2025, RB,
5.00%, 08/01/26 ................. 5,000 5,079,918
City of St. Louis
Series 2019C , RB , 5.00% , 07/01/27 ..... 2,000 2,062,534
Series 2005 , RB , 5.50% , 07/01/28 ( NPFGC ) 1,500 1,606,007
Curators of the University of Missouri (The)
Series 2024 , RB , 5.00% , 11/01/26 ...... 6,835 6,986,957
Series 2024 , RB , 5.00% , 11/01/28 ...... 3,400 3,634,822
Series 2024 , RB , 5.00% , 11/01/29 ...... 2,395 2,615,040
Kansas City Industrial Development Authority,
Series 2020B, RB, 5.00%, 03/01/27 ..... 2,955 3,034,909
Metropolitan St. Louis Sewer District, Series
2017A, RB, 5.00%, 05/01/26 ......... 3,810 3,848,072
Missouri Highway & Transportation Commission
Series A , RB , 5.00% , 05/01/26 ......... 1,575 1,582,867
Series 2019B , RB , 5.00% , 11/01/26 ..... 5,230 5,348,625
Series 2022A , RB , 5.00% , 05/01/27 ..... 15,000 15,525,399
Series 2025A , RB , 5.00% , 05/01/30
(a)
.... 10,000 11,019,591
Missouri Joint Municipal Electric Utility
Commission
Series 2023 , RB , 5.00% , 01/01/26 ...... 1,345 1,347,459
Series 2025 , RB , 5.00% , 12/01/26
(a)
..... 7,150 7,311,373
Series 2023 , RB , 5.00% , 01/01/27 ...... 1,045 1,070,521
Series 2024 , RB , 5.00% , 01/01/27 ...... 675 691,193
Series 2023 , RB , 5.00% , 01/01/28 ...... 1,600 1,671,930
Series 2025 , RB , 5.00% , 12/01/28 ...... 7,000 7,460,790
Series 2024 , RB , 5.00% , 01/01/29 ...... 1,265 1,348,548
Series 2025 , RB , 5.00% , 12/01/29 ...... 7,175 7,798,294
Series 2023 , RB , 5.00% , 01/01/30 ...... 1,065 1,159,414
Series 2024 , RB , 5.00% , 01/01/30 ...... 1,720 1,869,010
Missouri State Board of Public Buildings, Series
2020B, RB, 5.00%, 10/01/27 ......... 4,160 4,333,870
Park Hill School District of Platte County, Series
2017, GO, 3.38%, 03/01/37 .......... 11,400 11,421,462
112,363,966
Nebraska — 0.4%
City of Lincoln Electric System
Series 2018 , RB , 5.00% , 09/01/28 ...... 100 102,814
Series 2018 , RB , 5.00% , 09/01/29 ...... 1,030 1,058,193
Gretna Public Schools, Series 2022B, GO,
5.00%, 12/15/27 ................. 5,000 5,006,864
Nebraska Public Power District
Series B , RB , 5.00% , 01/01/27 ......... 785 805,530
Series B , RB , 5.00% , 01/01/28 ......... 185 189,797
Series 2023A , RB , 5.00% , 07/01/28 ..... 8,795 9,216,074
Series C , RB , 5.00% , 01/01/29 ......... 1,225 1,227,088
Omaha Public Power District
Series 2016A , RB , 5.00% , 02/01/27 ..... 1,415 1,420,341
Series 2025C , RB , 5.00% , 02/01/27
(a)
.... 2,110 2,168,598
Series 2016A , RB , 5.00% , 02/01/28 ..... 2,585 2,594,758
Series 2016A , RB , 5.00% , 02/01/29 ..... 250 250,944
Security
Par (000)
Par (000) Value
Nebraska (continued)
Series 2018A , RB , 5.00% , 02/01/29 ..... USD 110 $ 115,634
Series 2025A , RB , 5.00% , 02/01/30 ..... 2,060 2,265,947
Series 2025B , RB , 5.00% , 02/01/30
(a)
.... 1,600 1,759,052
Series 2025B , RB , 5.00% , 02/01/31
(a)
.... 2,000 2,241,504
Omaha School District, Series 2016, GO,
5.00%, 12/15/29 ................. 1,630 1,666,451
Public Power Generation Agency
Series 2024A , RB , 5.00% , 01/01/27 ..... 1,365 1,399,206
Series 2024A , RB , 5.00% , 01/01/29 ..... 4,190 4,484,684
Series 2024A , RB , 5.00% , 01/01/30 ..... 2,630 2,869,539
40,843,018
Nevada — 1.3%
Clark County School District
Series 2021B , GO , 5.00% , 06/15/26 ..... 7,835 7,931,027
Series 2024C , GO , 5.00% , 06/15/26 ..... 4,780 4,838,585
Series 2020B , GO , 5.00% , 06/15/27 ( BAM ) 5,245 5,433,765
Series 2015C , GO , 5.00% , 06/15/28 ..... 3,000 3,002,684
Series 2018B , GO , 5.00% , 06/15/28 ( BAM ) 220 233,212
Series 2019B , GO , 5.00% , 06/15/28 ..... 5,000 5,300,263
Series 2020A , GO , 5.00% , 06/15/28 ..... 500 530,026
Series 2024B , GO , 5.00% , 06/15/29 ..... 11,130 12,021,352
Series 2025B , GO , 5.00% , 06/15/30
(a)
.... 6,115 6,731,802
County of Clark
Series 2017 , RB , 5.00% , 07/01/26 ...... 1,470 1,490,867
Series 2016B , GO , 5.00% , 11/01/27 ..... 15,030 15,336,538
Series 2017 , GO , 2.38% , 11/01/28 ...... 4,650 4,551,343
Series 2016B , GO , 5.00% , 11/01/28 ..... 800 816,872
Series 2016A , GO , 5.00% , 11/01/28 ..... 10,350 10,448,751
Series 2017 , GO , 2.50% , 11/01/29 ...... 5,780 5,651,310
Series 2016B , GO , 5.00% , 11/01/29 ..... 2,150 2,195,342
County of Clark Department of Aviation
Series 2019D , RB , 5.00% , 07/01/26 ..... 2,065 2,093,048
Series 2024A , RB , 5.00% , 07/01/26 ..... 3,750 3,800,935
Series 2024A , RB , 5.00% , 07/01/28 ..... 5,000 5,304,210
Series 2024A , RB , 5.00% , 07/01/29 ..... 10,950 11,846,791
Series 2019D , RB , 5.00% , 07/01/30 ..... 2,080 2,245,808
Series 2024A , RB , 5.00% , 07/01/30 ..... 2,885 3,185,889
County of Washoe
Series 2021 , GO , 5.00% , 07/01/26 ...... 5,045 5,114,555
Series 2021 , GO , 5.00% , 07/01/27 ...... 1,535 1,592,543
Las Vegas Valley Water District
Series 2021A , GO , 5.00% , 06/01/26 ..... 4,000 4,048,906
Series 2022A , GO , 5.00% , 06/01/26 ..... 5,825 5,896,219
State of Nevada, Series 2019A, GO,
5.00%, 05/01/26 ................. 120 121,225
State of Nevada Highway Improvement
Series 2016 , RB , 5.00% , 12/01/25 ...... 270 270,000
Series 2018 , RB , 5.00% , 12/01/30 ...... 2,680 2,836,524
134,870,392
New Hampshire — 0.1%
New Hampshire Municipal Bond Bank
Series 2025B , RB , 5.00% , 08/15/27 ..... 1,000 1,040,422
Series 2016D , RB , 4.00% , 08/15/28 ..... 1,500 1,512,788
Series 2017B , RB , 5.00% , 08/15/28 ( ST
INTERCEPT ) .................. 1,620 1,688,231
Series 2025B , RB , 5.00% , 08/15/30
(a)
.... 1,025 1,137,851
State of New Hampshire, Series 2023A, GO,
5.00%, 02/15/27 ................. 2,475 2,549,068
7,928,360
New Jersey — 4.6%
County of Hudson
Series 2020 , GO , 3.00% , 11/15/28 ...... 9,000 9,065,561

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2020 , GO , 3.00% , 11/15/30 ...... USD 8,620 $ 8,644,703
County of Monmouth
Series 2021A , GO , 5.00% , 01/15/26 ..... 7,125 7,146,188
Series 2021B , GO , 5.00% , 01/15/26 ..... 4,000 4,011,895
Series 2014 , GO , 3.00% , 03/01/26 ...... 5,000 5,000,544
Series 2022ACDE , GO , 5.00% , 01/15/28 .. 4,620 4,870,628
Garden State Preservation Trust, Series 2005A,
RB, 5.75%, 11/01/28 .............. 4,910 5,177,938
New Jersey Economic Development Authority
Series XX , RB , 4.25% , 06/15/26 ........ 3,070 3,071,660
Series 2021QQQ , RB , 5.00% , 06/15/26 ... 875 886,026
Series 2018FFF , RB , 5.00% , 06/15/26 .... 3,000 3,037,802
Series 2005N-1 , RB , 5.50% , 09/01/26
( AMBAC ) ..................... 10,000 10,212,357
Series 2022A , RB , 5.00% , 11/01/26 ..... 1,100 1,123,639
Series B , RB , 5.00% , 11/01/26 ......... 2,940 3,003,181
Series XX , RB , 5.25% , 06/15/27 ........ 1,065 1,066,118
Series 2022A , RB , 5.00% , 11/01/27 ..... 1,235 1,290,387
Series 2023RRR , RB , 5.00% , 03/01/28 ... 39,535 41,550,150
Series 2018FFF , RB , 5.00% , 06/15/28 .... 6,180 6,532,256
Series 2021QQQ , RB , 5.00% , 06/15/28 ... 750 792,750
Series BBB , RB , 5.50% , 06/15/30 ....... 13,160 13,556,846
Series 2017DDD , RB , 5.00% , 06/15/31 ... 1,500 1,555,621
Series 2017DDD , RB , 5.00% , 06/15/32 ... 1,000 1,037,081
Series AAA , RB , 5.50% , 06/15/32 ....... 5,000 5,150,777
New Jersey Educational Facilities Authority
Series 2021C , RB , 5.00% , 03/01/26 ..... 6,770 6,812,001
Series 2016A , RB , 5.00% , 07/01/26 ..... 2,045 2,074,926
Series 2016B , RB , 5.00% , 07/01/26 ..... 355 360,195
Series 2022A , RB , 5.00% , 03/01/27 ..... 19,560 20,162,188
Series 2024A , RB , 5.00% , 05/15/27 ..... 3,435 3,549,703
Series 2024A , RB , 5.00% , 08/01/27 ..... 6,885 7,147,953
Series 2021C , RB , 5.00% , 03/01/29 ..... 4,800 5,188,500
Series 2016A , RB , 5.00% , 07/01/29 ..... 1,120 1,134,787
New Jersey Transportation Trust Fund Authority
Series 2019A , RB , 5.00% , 12/15/25 ..... 6,130 6,134,881
Series 2021A , RB , 5.00% , 06/15/26 ..... 1,055 1,068,294
Series 2006C , RB , 0.00% , 12/15/26
( AMBAC )
(b)
.................... 1,460 1,416,681
Series 2010A , RB , 0.00% , 12/15/26
(b)
.... 765 742,302
Series 2018A , RB , 5.00% , 12/15/26 ..... 2,085 2,135,804
Series 2016A-1 , RB , 5.00% , 06/15/27 .... 1,460 1,474,110
Series 2021A , RB , 5.00% , 06/15/27 ..... 5,755 5,962,474
Series 2010A , RB , 0.00% , 12/15/27
(b)
.... 16,465 15,496,069
Series 2006C , RB , 0.00% , 12/15/27 ( BHAC-
CR, MBIA )
(b)
................... 10,935 10,312,198
Series 2018A , RB , 5.00% , 12/15/27 ..... 3,500 3,666,935
Series 2016A-1 , RB , 5.00% , 06/15/28 .... 3,700 3,739,955
Series 2023AA , RB , 5.00% , 06/15/28 .... 4,920 5,202,888
Series 2018A , RB , 5.00% , 06/15/28 ..... 3,240 3,275,335
Series 2008A , RB , 0.00% , 12/15/28
(b)
.... 6,870 6,269,316
Series 2019A , RB , 5.00% , 12/15/28 ..... 14,125 15,088,487
Series 2018A , RB , 5.00% , 12/15/28 ..... 3,505 3,744,081
Series 2016A-1 , RB , 5.00% , 06/15/29 .... 8,075 8,160,737
Series 2006C , RB , 0.00% , 12/15/29
(b)
.... 4,885 4,335,516
Series 2018A , RB , 5.00% , 06/15/30 ..... 6,070 6,133,384
Series 2025AA , RB , 5.00% , 06/15/30
(a)
... 4,100 4,504,710
Series 2006C , RB , 0.00% , 12/15/30
( NPFGC )
(b)
.................... 4,500 3,859,190
New Jersey Turnpike Authority
Series 2025B , RB , 5.00% , 01/01/26
(a)
.... 16,500 16,531,994
Series 2017E , RB , 5.00% , 01/01/27 ..... 2,950 3,026,192
Series 2020D , RB , 5.00% , 01/01/28 ..... 1,900 1,944,351
Series 2017A , RB , 5.00% , 01/01/29 ..... 3,920 4,016,752
Series 2017B , RB , 5.00% , 01/01/29 ..... 1,000 1,047,506
Security
Par (000)
Par (000) Value
New Jersey (continued)
Series 2025B , RB , 5.00% , 01/01/29
(a)
.... USD 15,000 $ 16,055,417
Series 2017A , RB , 5.00% , 01/01/30 ..... 3,480 3,566,951
Series 2017E , RB , 5.00% , 01/01/30 ..... 4,520 4,735,488
Series 2025B , RB , 5.00% , 01/01/30
(a)
.... 25,690 28,051,692
State of New Jersey
Series 2020A , GO , 5.00% , 06/01/26 ..... 23,545 23,822,756
Series 2020A , GO , 5.00% , 06/01/27 ..... 11,940 12,363,311
GO , 5.00% , 06/01/28 ............... 5,000 5,173,719
Series 2020A , GO , 5.00% , 06/01/28 ..... 18,650 19,746,329
Series 2020A , GO , 5.00% , 06/01/29 ..... 5,060 5,472,975
Series 2020A , GO , 4.00% , 06/01/30 ..... 15,700 16,620,312
459,113,453
New Mexico — 0.8%
Albuquerque Bernalillo County Water Utility
Authority, Series 2015, RB, 5.00%, 07/01/26 4,695 4,707,061
New Mexico Finance Authority
Series 2018A , RB , 5.00% , 06/15/26 ..... 470 476,252
Series 2021A , RB , 5.00% , 06/15/26 ..... 2,365 2,396,458
Series 2025C , RB , 5.00% , 12/15/26 ..... 1,500 1,538,574
Series 2018A , RB , 4.00% , 06/01/29 ..... 5,765 5,950,907
Series 2021A , RB , 5.00% , 06/15/29 ..... 120 130,173
Series 2018A , RB , 5.00% , 06/15/30 ..... 4,320 4,572,467
Series 2021A , RB , 5.00% , 06/15/30 ..... 4,870 5,397,079
Series 2025C , RB , 5.00% , 12/15/30 ..... 6,560 7,347,016
State of New Mexico
Series 2021 , GO , 5.00% , 03/01/26 ...... 1,875 1,886,011
Series 2023 , GO , 5.00% , 03/01/26 ...... 6,140 6,176,057
Series 2023 , GO , 5.50% , 03/01/28 ...... 5,275 5,612,231
Series 2025 , GO , 5.00% , 03/01/29
(a)
..... 5,000 5,388,586
State of New Mexico Severance Tax Permanent
Fund
Series 2021A , RB , 5.00% , 07/01/26 ..... 5,360 5,434,336
Series 2022A , RB , 5.00% , 07/01/26 ..... 15,000 15,208,029
Series 2025A , RB , 5.00% , 07/01/29 ..... 1,460 1,580,561
Series 2025A , RB , 5.00% , 07/01/30
(a)
.... 8,585 9,487,801
83,289,599
New York — 12.4%
Battery Park City Authority
Series 2019D-1 , RB , VRDN,   ( TD Bank NA
SBPA ), 2.78% , 12/02/25
(c)
.......... 4,500 4,500,000
Series 2023B , RB , 5.00% , 11/01/28 ..... 2,000 2,152,746
City of New York
Series 2018B-4 , GO , VRDN,   ( Barclays Bank
plc SBPA ), 2.85% , 12/02/25
(c)
....... 10,690 10,690,000
Series 2008L-3 , GO , VRDN,   ( Bank of
America NA LOC ), 2.85% , 12/02/25
(c)
.. 1,940 1,940,000
Series 2025, Sub-Series G-3 , GO ,
VRDN,   ( TD Bank NA SBPA ),
2.85% , 12/02/25
(c)
............... 6,550 6,550,000
Series 2021F-1 , GO , 5.00% , 03/01/26 .... 4,025 4,048,759
Series 2008J-9 , GO , 3.00% , 08/01/26 .... 90 90,206
Series 2022B-1 , GO , 5.00% , 08/01/26 .... 145 147,311
Series 2019E , GO , 5.00% , 08/01/26 ..... 330 335,259
Series 2021A-1 , GO , 5.00% , 08/01/26 .... 3,630 3,687,851
Series 2018C , GO , 5.00% , 08/01/26 ..... 280 284,462
Series 2021C , GO , 5.00% , 08/01/26 ..... 715 726,395
Series 2018A , GO , 5.00% , 08/01/26 ..... 840 853,387
Series 2020C-1 , GO , 5.00% , 08/01/26 ... 11,445 11,627,399
Series 2020-1 , GO , 5.00% , 08/01/26 ..... 2,480 2,519,524
Series A , GO , 5.00% , 08/01/26 ........ 700 711,156
Series C , GO , 5.00% , 08/01/26 ........ 2,365 2,402,691
Series 2008J-11 , GO , 5.00% , 08/01/26 ... 720 731,475
Series 2008J-10 , GO , 5.00% , 08/01/26 ... 830 843,228

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series E , GO , 5.00% , 08/01/26 ........ USD 2,315 $ 2,351,894
Series 2022-1 , GO , 5.00% , 09/01/26 ..... 1,245 1,267,336
Series 2021F-1 , GO , 5.00% , 03/01/27 .... 2,710 2,791,093
Series 2006I, Sub-Series I-A , GO ,
5.00% , 04/01/27 ................ 1,135 1,171,228
Series 2018A , GO , 5.00% , 08/01/27 ..... 335 348,357
Series 2018C , GO , 5.00% , 08/01/27 ..... 1,085 1,128,262
Series 2021A-1 , GO , 5.00% , 08/01/27 .... 12,680 13,185,586
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/27 ................ 9,300 9,670,816
Series 2021C , GO , 5.00% , 08/01/27 ..... 1,830 1,902,967
Series 2023F-1 , GO , 5.00% , 08/01/27 .... 4,000 4,159,491
Series 2022B-1 , GO , 5.00% , 08/01/27 .... 3,610 3,753,940
Series 2008J-11 , GO , 5.00% , 08/01/27 ... 125 129,984
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/27 ................ 3,000 3,125,564
Series 2021B-1 , GO , 5.00% , 11/01/27 .... 16,000 16,733,486
Series 2024C , GO , 5.00% , 03/01/28 ..... 1,750 1,836,947
Series 2008L-6 , GO , 5.00% , 04/01/28 .... 2,035 2,139,801
Series E , GO , 5.00% , 08/01/28 ........ 3,300 3,342,701
Series 2021A-1 , GO , 5.00% , 08/01/28 .... 5,000 5,293,609
Series 2008J-5 , GO , 5.00% , 08/01/28 .... 2,725 2,885,017
Series 2018-1 , GO , 5.00% , 08/01/28 ..... 2,750 2,854,935
Series 2023F-1 , GO , 5.00% , 08/01/28 .... 4,925 5,214,205
Series 2023A-1 , GO , 5.00% , 09/01/28 .... 2,010 2,131,640
Series 2023B-1 , GO , 5.00% , 10/01/28 .... 1,125 1,195,111
Series 2024C , GO , 5.00% , 03/01/29 ..... 2,750 2,944,953
Series 2024D , GO , 5.00% , 04/01/29 ..... 10,000 10,726,522
Series 2006I, Sub-Series I-A , GO ,
5.00% , 04/01/29 ................ 100 107,265
Series 2021-1 , GO , 5.00% , 04/01/29 ..... 4,140 4,440,780
Series 2025A , GO , 5.00% , 08/01/29 ..... 7,500 8,097,334
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/29
(a)
............... 5,000 5,398,223
Series C , GO , 5.00% , 08/01/29 ........ 12,665 12,705,775
Series 2025F , GO , 5.00% , 08/01/29 ..... 7,500 8,097,334
Series E , GO , 5.00% , 08/01/29 ........ 445 450,788
Series 2024E , GO , 5.00% , 08/01/29 ..... 1,345 1,452,122
Series 2017A, Sub-Series A-1 , GO ,
5.00% , 08/01/29 ................ 1,095 1,109,242
Series 2021A-1 , GO , 5.00% , 08/01/29 .... 10,335 11,158,126
Series 2025, Sub-Series C-1 , GO ,
5.00% , 09/01/29 ................ 2,500 2,703,451
Series 2024C , GO , 5.00% , 03/01/30 ..... 4,180 4,559,250
Series 2024D , GO , 5.00% , 04/01/30 ..... 1,705 1,862,728
Series 2025A , GO , 5.00% , 08/01/30 ..... 5,000 5,498,042
Series 2025F , GO , 5.00% , 08/01/30 ..... 5,000 5,498,042
Series 2026B, Sub-Series B-1 , GO ,
5.00% , 08/01/30
(a)
............... 21,590 23,740,545
Series 2024A , GO , 5.00% , 08/01/30 ..... 2,250 2,474,119
Series 2020B-1 , GO , 5.00% , 10/01/30 .... 2,555 2,762,822
Series 2026D , GO , 5.00% , 10/01/30
(a)
.... 5,000 5,515,789
Series 2018B-1 , GO , 5.25% , 10/01/30 .... 1,305 1,365,308
Empire State Development Corp.
Series 2016A , RB , 5.00% , 03/15/26 ..... 5,100 5,136,702
Series 2017C , RB , 5.00% , 03/15/26 ..... 1,100 1,107,866
Series 2020E , RB , 5.00% , 03/15/26 ..... 10,000 10,071,507
Series 2021A , RB , 5.00% , 03/15/26 ..... 25,155 25,334,876
Series 2017C , RB , 5.00% , 03/15/27 ..... 11,400 11,770,130
Series 2020C , RB , 5.00% , 03/15/27 ..... 4,020 4,147,559
Series 2022A , RB , 5.00% , 09/15/27 ..... 25,130 26,261,395
Series 2017A , RB , 5.00% , 03/15/28 ..... 2,615 2,699,903
Series 2022A , RB , 5.00% , 09/15/28 ..... 26,825 28,698,206
Series 2020A , RB , 5.00% , 03/15/29 ..... 190 205,587
Series 2017A , RB , 5.00% , 03/15/30 ..... 1,000 1,028,407
Security
Par (000)
Par (000) Value
New York (continued)
Hudson Yards Infrastructure Corp.
Series 2017A , RB , 5.00% , 02/15/26 ..... USD 520 $ 522,894
Series 2017A , RB , 5.00% , 02/15/27 ..... 10,005 10,335,767
Long Island Power Authority
Series 2021B , RB , VRDN,   1.50% , 09/01/26
(c)
390 384,892
Series 1998A , RB , 0.00% , 12/01/26 ( AGM )
(b)
1,500 1,458,848
Series 2019A , RB , 5.00% , 09/01/27 ..... 1,800 1,877,450
Series 2022B , RB , VRDN,   5.00% , 09/01/27
(c)
5,340 5,464,179
Series 2024A , RB , 5.00% , 09/01/27 ..... 700 730,119
Series 2025B , RB , VRDN,   3.00% , 09/01/28
(c)
6,975 6,912,137
Series 2024A , RB , 5.00% , 09/01/28 ..... 1,000 1,067,042
Series 2023F , RB , 5.00% , 09/01/28 ..... 3,340 3,563,919
Series 2024B , RB , VRDN,   3.00% , 09/01/29
(c)
1,000 1,016,777
Series 2024A , RB , 5.00% , 09/01/29 ..... 625 681,648
Series 2025 , RB , 5.00% , 09/01/30 ...... 1,500 1,671,754
Metropolitan Transportation Authority
Series 2015E-1 , RB , VRDN,   ( Barclays Bank
plc LOC ), 2.85% , 12/02/25
(c)
........ 10,000 10,000,000
Series 2015E-3 , RB , VRDN,   ( Bank of
America NA LOC ), 2.85% , 12/02/25
(c)
.. 600 600,000
Series 2020E , RB , 4.00% , 11/15/26 ..... 3,530 3,572,748
Series 2016B , RB , 5.00% , 11/15/26 ..... 12,295 12,559,071
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 9,430 9,632,537
Series A-2 , RB , 5.00% , 11/15/26 ....... 500 510,739
Series 2017C-2 , RB , 0.00% , 11/15/27
(b)
... 1,500 1,413,556
Series 2020E , RB , 5.00% , 11/15/27 ..... 5,000 5,219,271
Series 2016D , RB , 5.00% , 11/15/27 ..... 6,995 7,132,861
Series 2025B , RB , 5.00% , 11/15/28
(a)
.... 1,470 1,566,337
Series 2020E , RB , 5.00% , 11/15/28 ..... 6,500 6,925,980
Series A-2 , RB , 5.00% , 11/15/28 ....... 9,110 9,366,365
Series 2017C-1 , RB , 5.00% , 11/15/28 .... 1,720 1,813,845
Series 2016D , RB , 5.00% , 11/15/28 ..... 2,000 2,039,683
Series 2018B , RB , 5.00% , 11/15/28 ..... 1,400 1,491,750
Series 2016D , RB , 5.00% , 11/15/29 ..... 1,865 1,902,121
Series 2025A , RB , 5.00% , 11/15/29 ..... 500 542,045
Series 2025B , RB , 5.00% , 11/15/29
(a)
.... 8,665 9,393,641
Series 2025B , RB , 5.00% , 11/15/30
(a)
.... 13,335 14,705,818
Series 2017D , RB , 5.00% , 11/15/30 ..... 2,710 2,858,048
Metropolitan Transportation Authority Dedicated
Tax Fund, Series 2016A, RB, 5.25%, 11/15/29 11,530 11,808,456
Monroe County Industrial Development Corp.,
Series 2015A, RB, 5.00%, 07/01/28 ..... 1,065 1,067,489
New York City Municipal Water Finance Authority
Series 2014AA-3 , RB , VRDN,   ( TD Bank NA
SBPA ), 2.85% , 12/02/25
(c)
.......... 5,665 5,665,000
Series 2023CC , RB , VRDN,   ( Barclays Bank
plc SBPA ), 2.85% , 12/02/25
(c)
....... 5,900 5,900,000
Series AA-2 , RB , VRDN,   ( JPMorgan Chase
Bank NA SBPA ), 2.85% , 12/02/25
(c)
... 500 500,000
Series 2022BB-2 , RB , 5.00% , 06/15/27 ... 145 145,283
Series 2022CC-2 , RB , 5.00% , 06/15/27 ... 4,645 4,654,055
Series 2022AA-2 , RB , 5.00% , 06/15/28 ... 1,750 1,792,778
Series 2024BB-2 , RB , 5.00% , 06/15/28 ... 5,670 6,026,181
Series 2024BB-2 , RB , 5.00% , 06/15/29 ... 3,250 3,532,307
Series 2025CC , RB , 5.00% , 06/15/30 .... 1,000 1,109,546
Series BB-2 , RB , 5.00% , 06/15/30 ...... 4,945 5,129,125
New York City Transitional Finance Authority
Building Aid
Series 2019S-2A , RB , 5.00% , 07/15/26
( SAW ) ....................... 1,565 1,588,891
Series 2018S-4A , RB , 5.00% , 07/15/27
( SAW ) ....................... 150 155,575
Series 2019S-2A , RB , 5.00% , 07/15/27
( SAW ) ....................... 125 129,646

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 2019S-3A , RB , 5.00% , 07/15/27
( SAW ) ....................... USD 205 $ 212,619
Series S-1 , RB , 5.00% , 07/15/27 ( SAW ) .. 280 290,407
Series S-1 , RB , 5.00% , 07/15/29 ( SAW ) .. 150 155,204
Series 2019S-3A , RB , 5.00% , 07/15/30
( SAW ) ....................... 6,440 6,809,646
Series 2026S-2 , RB , 5.00% , 07/15/30
( SAW )
(a)
...................... 4,405 4,890,195
New York City Transitional Finance Authority
Future Tax Secured
Series 2019A-4 , RB , VRDN,   ( JPMorgan
Chase Bank NA SBPA ), 2.85% , 12/02/25
(c)
9,500 9,500,000
Series 2019C-4 , RB , VRDN,   ( Barclays Bank
plc SBPA ), 2.85% , 12/02/25
(c)
....... 36,760 36,760,000
Series 2024A-1 , RB , 5.00% , 05/01/26 .... 2,700 2,728,460
Series B , RB , 5.00% , 08/01/26 ......... 350 355,639
Series 2022B-1 , RB , 5.00% , 08/01/26 .... 780 792,625
Series 2023C-1 , RB , 5.00% , 11/01/26 .... 2,000 2,045,180
Series 2023B-1 , RB , 5.00% , 11/01/26 .... 8,980 9,182,857
Series 2022D-1 , RB , 5.00% , 11/01/26 .... 3,715 3,798,921
Series C , RB , 5.00% , 11/01/26 ......... 4,000 4,017,827
Series 2021F-1 , RB , 5.00% , 11/01/26 .... 12,070 12,342,660
Series 2021A , RB , 5.00% , 11/01/26 ..... 6,045 6,181,556
Series 2022A-1 , RB , 5.00% , 11/01/26 .... 10,545 10,783,210
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/27 ................ 2,410 2,493,731
Series 2019A-1 , RB , 5.00% , 08/01/27 .... 2,315 2,409,157
Series 2022A-1 , RB , 5.00% , 11/01/27 .... 475 497,121
Series 2021G-1 , RB , 5.00% , 11/01/27 .... 2,925 3,061,220
Series 2021A , RB , 5.00% , 11/01/27 ..... 1,075 1,125,064
Series 2023B-1 , RB , 5.00% , 11/01/27 .... 12,525 13,108,299
Series 2023E-1 , RB , 5.00% , 11/01/27 .... 15,480 16,200,916
Series 2024B , RB , 5.00% , 05/01/28 ..... 4,000 4,231,587
Series 2025C , RB , 5.00% , 05/01/28 ..... 3,000 3,173,690
Series 2023E-1 , RB , 5.00% , 11/01/28 .... 5,560 5,947,242
Series 2024D-1 , RB , 5.00% , 11/01/28 .... 12,670 13,552,438
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/28 ................ 8,000 8,557,182
Series 2016E-1 , RB , 5.00% , 02/01/29 .... 2,175 2,182,812
Series 2025C, Sub-Series C-1 , RB ,
5.00% , 05/01/29 ................ 1,250 1,348,539
Series 2025D , RB , 5.00% , 05/01/29 ..... 1,820 1,963,472
Series 2024G-1 , RB , 5.00% , 05/01/29 .... 8,225 8,873,383
Series B , RB , 5.00% , 08/01/29 ......... 1,275 1,293,363
Series 2025E , RB , 5.00% , 11/01/29 ..... 9,800 10,681,253
Series 2025F, Sub-Series F-1 , RB ,
5.00% , 11/01/29 ................ 3,500 3,814,733
Series 2025J, Sub-Series J-1 , RB ,
5.00% , 11/01/29 ................ 10,000 10,899,238
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/29 ................ 20,850 22,724,911
Series 2026, Sub-Series A-1 , RB ,
5.00% , 05/01/30 ................ 1,250 1,376,628
Series 2026B , RB , 5.00% , 05/01/30
(a)
.... 10,000 11,013,021
Series 2025A, Sub-Series A-1 , RB ,
5.00% , 11/01/30 ................ 1,350 1,502,198
New York State Dormitory Authority
Series 2019D , RB , 5.00% , 02/15/26 ..... 1,935 1,944,806
Series 2016D , RB , 5.00% , 02/15/26 ..... 1,185 1,190,699
Series 2017A , RB , 5.00% , 02/15/26 ..... 3,335 3,352,006
Series 2017B-1 , RB , 5.00% , 02/15/26 .... 710 713,497
Series 2016A , RB , 5.00% , 03/15/26 ..... 765 770,059
Series 2021E , RB , 5.00% , 03/15/26 ..... 13,755 13,853,358
Series 2021A , RB , 5.00% , 03/15/26 ..... 3,705 3,731,493
Series 2019A , RB , 5.00% , 03/15/26 ..... 535 538,826
Security
Par (000)
Par (000) Value
New York (continued)
Series 2017A , RB , 5.00% , 03/15/26 ..... USD 775 $ 780,125
Series 2018E , RB , 5.00% , 03/15/26 ..... 670 674,431
Series 2018C , RB , 5.00% , 03/15/26 ..... 525 528,472
Series 2018A , RB , 5.00% , 03/15/26 ..... 295 297,007
Series 2019D , RB , 5.00% , 02/15/27 ..... 4,275 4,397,105
Series 2017A , RB , 5.00% , 02/15/27 ..... 320 329,719
Series 2018A , RB , 5.00% , 03/15/27 ..... 9,565 9,875,552
Series 2018C , RB , 5.00% , 03/15/27 ..... 4,625 4,763,236
Series 2019A , RB , 5.00% , 03/15/27 ..... 5,735 5,921,201
Series 2025B , RB , 5.00% , 07/01/27 ..... 1,590 1,653,230
Series 2021E , RB , 5.00% , 03/15/28 ..... 18,130 19,124,708
Series 2016A , RB , 5.00% , 03/15/28 ..... 380 386,856
Series 2020A , RB , 5.00% , 03/15/28 ..... 7,750 8,195,525
Series 2021A , RB , 5.00% , 03/15/28 ..... 14,180 14,957,990
Series 2025C , RB , 5.00% , 03/15/28 ..... 1,250 1,318,582
Series 2024A , RB , 5.00% , 07/01/28 ..... 15,000 15,760,650
Series 2025A , RB , 5.00% , 07/01/28 ..... 2,675 2,841,755
Series 2024A , RB , 5.00% , 10/01/28 ..... 2,900 3,097,919
Series 2017A , RB , 5.00% , 02/15/29 ..... 10,000 10,303,725
Series 2025A , RB , 5.00% , 03/15/29 ..... 5,145 5,549,328
Series 2023A , RB , 5.00% , 03/15/29 ..... 11,630 12,584,068
Series 2024A , RB , 5.00% , 03/15/29 ..... 9,935 10,705,812
Series 2024B , RB , 5.00% , 03/15/29 ..... 2,750 2,971,540
Series 2016A , RB , 5.00% , 07/01/29 ..... 315 320,826
Series 2025A , RB , 5.00% , 07/01/29 ..... 4,210 4,568,023
Series 2025A , RB , 5.00% , 10/01/29 ..... 2,905 3,168,611
Series 2016A , RB , 5.00% , 02/15/30 ..... 1,000 1,015,374
Series 2017A , RB , 5.00% , 02/15/30 ..... 6,430 6,608,660
Series 2025A , RB , 5.00% , 03/15/30 ..... 5,250 5,800,133
Series 2025C , RB , 5.00% , 03/15/30 ..... 4,515 4,972,622
Series 2019A , RB , 5.00% , 03/15/30 ..... 6,070 6,505,201
Series 2016A , RB , 5.00% , 03/15/30 ..... 10,000 10,182,781
Series 2024A , RB , 5.00% , 03/15/30 ..... 4,450 4,901,034
Series 2025A , RB , 5.00% , 07/01/30 ..... 3,500 3,872,692
Series 2025B , RB , 5.00% , 07/01/30
(a)
.... 1,905 2,107,851
Series 2023A-2 , RB , 5.00% , 09/15/30 .... 9,265 10,210,288
New York State Environmental Facilities Corp.
Series 2016A , RB , 4.00% , 06/15/26 ..... 25 25,213
Series 2017A , RB , 5.00% , 06/15/27 ..... 3,775 3,923,292
Series 2018A , RB , 5.00% , 06/15/27 ..... 70 72,750
Series 2021A , RB , 5.00% , 06/15/27 ..... 650 675,534
Series 2022A , RB , 5.00% , 06/15/27 ..... 2,750 2,858,027
Series 2016A , RB , 5.00% , 06/15/29 ..... 4,345 4,397,157
Series 2024A , RB , 5.00% , 06/15/29 ..... 10,000 10,893,475
Series 2017A , RB , 5.00% , 06/15/30 ..... 2,835 2,940,782
New York State Thruway Authority
Series L , RB , 5.00% , 01/01/26 ......... 1,300 1,302,521
Series 2021A-1 , RB , 5.00% , 03/15/26 .... 5,140 5,176,755
Series 2016A , RB , 5.00% , 01/01/27 ..... 500 500,897
Series P , RB , 5.00% , 01/01/29 ......... 3,710 4,003,181
Series Q , RB , 5.00% , 01/01/29 ........ 10,000 10,790,246
Series 2021A-1 , RB , 5.00% , 03/15/29 .... 5,000 5,397,864
Series Q , RB , 5.00% , 01/01/30 ........ 10,000 11,029,854
Series 2025A , RB , 5.00% , 03/15/30
(a)
.... 5,000 5,504,640
Port Authority of New York & New Jersey
Series 230 , RB , 4.00% , 12/01/25 ....... 355 355,000
Series 250 , RB , 5.00% , 10/15/26 ....... 5,000 5,103,979
Series 205 , RB , 5.00% , 11/15/26 ....... 580 593,769
Series 230 , RB , 4.00% , 12/01/26 ....... 415 420,837
Series 222 , RB , 5.00% , 07/15/27 ....... 510 530,443
Series 250 , RB , 5.00% , 10/15/27 ....... 5,000 5,222,856
Series 230 , RB , 4.00% , 12/01/27 ....... 665 684,047
Series 230 , RB , 4.00% , 12/01/28 ....... 1,500 1,566,107
Series 243 , RB , 5.00% , 12/01/28 ....... 5,835 6,266,895
Series 248 , RB , 5.00% , 01/15/30 ....... 1,310 1,440,879

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
New York (continued)
Series 250 , RB , 5.00% , 10/15/30 ....... USD 5,000 $ 5,590,194
Triborough Bridge & Tunnel Authority
Series 2005A , RB , VRDN,   ( Barclays Bank
plc LOC ), 2.75% , 12/09/25
(c)
........ 11,940 11,940,000
Series 2021A-2 , RB ,
VRDN,   2.00% , 05/15/26
(c)
......... 1,950 1,943,082
Series 2022B , RB , 4.00% , 05/15/26 ..... 5,000 5,034,540
Series 2021B-2 , RB ,
VRDN,   5.00% , 05/15/26
(c)
......... 2,000 2,019,861
Series 2021C-1B , RB ,
VRDN,   5.00% , 05/15/26
(c)
......... 2,500 2,524,827
Series 2017C-1 , RB , 5.00% , 11/15/26 .... 4,950 5,068,982
Series 2022E-1 , RB , 5.00% , 11/15/27 .... 5,635 5,869,117
Series 2022E-2B , RB , 5.00% , 11/15/27 ... 5,965 6,212,828
Series 2023A , RB , 5.00% , 11/15/27 ..... 10,700 11,225,224
Series 2022B , RB , 5.00% , 05/15/28 ..... 3,500 3,714,476
Series 2022D-1A , RB , 5.00% , 11/15/28 ... 990 1,062,789
Series 2023A , RB , 5.00% , 11/15/28 ..... 485 520,085
Series 2023B , RB , 5.00% , 11/15/28 ..... 5,000 5,333,522
Series 2013A , RB , 0.00% , 11/15/29
(b)
.... 4,235 3,761,815
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 11/15/29 ................ 1,040 1,139,763
Series B , RB , 5.00% , 11/15/29 ......... 5,120 5,290,608
Utility Debt Securitization Authority
Series 2016A , RB , 5.00% , 12/15/27 ..... 1,000 1,000,879
Series 2022TE-1 , RB , 5.00% , 12/15/27 ... 3,500 3,503,076
Series 2016A , RB , 5.00% , 06/15/28 ..... 4,965 5,028,877
Series 2016A , RB , 5.00% , 12/15/28 ..... 1,565 1,585,134
Series 2022TE-1 , RB , 5.00% , 12/15/28 ... 8,500 8,717,572
Series 2023TE-1 , RB , 5.00% , 12/15/28 ... 3,000 3,073,675
Series 2022TE-1 , RB , 5.00% , 12/15/29 ... 1,485 1,625,775
1,255,413,972
North Carolina — 2.0%
City of Charlotte
Series 2021B , COP , 5.00% , 12/01/25 .... 2,305 2,305,000
Series 2021A , GO , 5.00% , 06/01/26 ..... 1,455 1,472,811
Series 2025A , RB , 5.00% , 07/01/29 ..... 2,435 2,638,768
Series 2023B , COP , 5.00% , 06/01/30 .... 1,000 1,104,888
Series 2021A , RB , 5.00% , 07/01/30 ..... 1,750 1,935,707
Series 2025A , RB , 5.00% , 07/01/30 ..... 1,500 1,659,177
City of Greensboro, Series 2018B, GO,
5.00%, 10/01/28 ................. 2,360 2,523,539
City of Raleigh
Series 2016A , GO , 5.00% , 09/01/26 ..... 3,095 3,151,618
Series 2012B , GO , 3.00% , 04/01/28 ..... 7,120 7,112,033
City of Raleigh Combined Enterprise System
Series 2023 , RB , 5.00% , 09/01/27 ...... 1,110 1,157,372
Series 2023 , RB , 5.00% , 09/01/30 ...... 2,500 2,788,516
City of Winston-Salem Water & Sewer System,
Series 2020A, RB, 5.00%, 06/01/26 ..... 5,045 5,108,019
County of Cabarrus
Series 2024B , RB , 5.00% , 08/01/26 ..... 4,510 4,581,786
Series 2024B , RB , 5.00% , 08/01/29 ..... 1,250 1,358,991
County of Forsyth, Series 2021B, GO,
4.00%, 03/01/26 ................. 130 130,468
County of Guilford
Series 2017B , GO , 5.00% , 05/01/26 ..... 70 70,714
Series 2017 , GO , 5.00% , 03/01/27 ...... 1,000 1,030,762
Series 2017B , GO , 5.00% , 05/01/27 ..... 1,500 1,552,306
Series 2024 , GO , 5.00% , 03/01/28 ...... 5,000 5,277,265
Series 2025 , GO , 5.00% , 03/01/30
(a)
..... 1,455 1,605,277
County of Johnston, Series 2015, GO,
4.00%, 02/01/26 ................. 20 20,048
Security
Par (000)
Par (000) Value
North Carolina (continued)
County of Mecklenburg
Series 2019 , GO , 5.00% , 03/01/26 ...... USD 1,150 $ 1,157,041
Series 2022 , GO , 5.00% , 09/01/26 ...... 1,125 1,145,918
Series 2016B , GO , 5.00% , 12/01/26 ..... 1,780 1,824,244
Series 2017A , GO , 5.00% , 04/01/27 ..... 55 56,819
Series 2015A , GO , 5.00% , 04/01/28 ..... 5,000 5,009,543
Series 2019 , GO , 5.00% , 03/01/30 ...... 5,745 6,196,646
County of Union, Series 2023, GO,
5.00%, 09/01/27 ................. 5,935 6,186,212
County of Wake
Series 2016A , GO , 5.00% , 03/01/26 ..... 80 80,492
Series 2021 , RB , 5.00% , 03/01/26 ...... 1,675 1,685,171
Series 2021 , GO , 5.00% , 04/01/26 ...... 5,845 5,893,113
Series 2022A , GO , 5.00% , 02/01/27 ..... 4,725 4,861,248
Series 2019A , GO , 5.00% , 03/01/27 ..... 2,625 2,706,078
Series 2021 , GO , 5.00% , 04/01/27 ...... 1,245 1,286,018
Series 2023A , GO , 5.00% , 05/01/27 ..... 10,615 10,986,658
Series 2023A , GO , 5.00% , 05/01/28 ..... 1,015 1,075,163
Series 2025A , RB , 5.00% , 05/01/29 ..... 2,500 2,704,489
Series 2025A , GO , 5.00% , 04/01/30 ..... 5,560 6,145,512
Series 2025A , RB , 5.00% , 05/01/30 ..... 2,100 2,320,778
North Carolina Municipal Power Agency No. 1
Series A , RB , 5.00% , 01/01/26 ......... 690 691,326
Series A , RB , 5.00% , 01/01/27 ......... 1,845 1,849,124
Series 2016A , RB , 5.00% , 01/01/28 ..... 1,250 1,266,417
Series 2016A , RB , 5.00% , 01/01/29 ..... 3,065 3,105,487
Series C , RB , 5.00% , 01/01/29 ......... 3,115 3,120,816
North Carolina Turnpike Authority, Series 2017,
RB, 5.00%, 01/01/28 .............. 3,200 3,271,380
State of North Carolina
Series 2019 , RB , 5.00% , 03/01/26 ...... 170 171,028
Series 2021 , RB , 5.00% , 03/01/26 ...... 1,645 1,654,952
Series 2014C , RB , 5.00% , 05/01/26 ..... 535 535,568
Series 2017B , RB , 5.00% , 05/01/26 ..... 270 272,654
Series 2019A , RB , 5.00% , 05/01/26 ..... 435 439,276
Series 2022A , RB , 5.00% , 05/01/26 ..... 70 70,688
Series 2018A , GO , 5.00% , 06/01/26 ..... 12,770 12,930,218
Series 2025 , RB , 5.00% , 03/01/27 ...... 5,000 5,148,869
Series 2019A , RB , 5.00% , 05/01/27 ..... 210 216,999
Series 2014C , RB , 5.00% , 05/01/27 ..... 120 120,128
Series 2017B , RB , 5.00% , 05/01/27 ..... 875 904,161
Series 2019B , GO , 5.00% , 06/01/27 ..... 9,760 10,122,113
Series 2020A , GO , 5.00% , 06/01/27 ..... 2,235 2,317,922
Series 2017B , RB , 5.00% , 05/01/28 ..... 3,830 3,960,328
Series 2022A , RB , 5.00% , 05/01/28 ..... 2,650 2,801,955
Series 2020A , GO , 5.00% , 06/01/28 ..... 10,335 10,968,859
Series 2013A , RB , 3.00% , 05/01/29 ..... 2,055 2,055,249
Series 2020B , RB , 5.00% , 05/01/29 ..... 3,445 3,723,260
Series 2019 , RB , 5.00% , 03/01/30 ...... 3,625 3,890,129
Series 2025 , RB , 5.00% , 03/01/30 ...... 1,440 1,580,846
Series 2025B , RB , 5.00% , 05/01/30 ..... 5,000 5,527,869
Series 2017B , RB , 5.00% , 05/01/30 ..... 3,950 4,081,373
Series 2025C , GO , 5.00% , 06/01/30 ..... 5,000 5,544,885
Town of Cary, Series 2021, GO, 5.00%, 09/01/26 4,590 4,674,657
206,924,744
North Dakota — 0.2%
North Dakota Public Finance Authority
Series 2024A , RB , 5.00% , 10/01/28 ..... 10,785 11,524,413
Series 2024A , RB , 5.00% , 10/01/29 ..... 6,315 6,895,544
18,419,957
Ohio — 2.3%
American Municipal Power, Inc.
Series 2023A , RB , 5.00% , 02/15/27 ..... 300 308,251

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2023A , RB , 5.00% , 02/15/29 ..... USD 4,260 $ 4,557,474
City of Cincinnati Water System, Series C, RB,
5.00%, 12/01/29 ................. 2,520 2,571,582
City of Cleveland
Series 2025A , RB , 5.00% , 01/01/26
(a)
.... 100 100,164
Series 2025A , RB , 5.00% , 01/01/27 ..... 100 102,206
Series 2025A , RB , 5.00% , 01/01/28
(a)
.... 100 104,570
Series 2025A , RB , 5.00% , 01/01/29 ..... 2,300 2,454,434
Series 2025A , RB , 5.00% , 01/01/30
(a)
.... 1,960 2,126,328
City of Columbus
Series 2018A , GO , 5.00% , 04/01/26 ..... 3,070 3,095,374
Series 2019A , GO , 5.00% , 04/01/26 ..... 930 937,687
Series 2016-1 , GO , 5.00% , 07/01/26 ..... 1,650 1,674,030
Series 2016-3 , GO , 5.00% , 02/15/27 ..... 5,195 5,351,659
Series 2017-1 , GO , 4.00% , 04/01/27 ..... 155 158,148
Series 2018A , GO , 5.00% , 04/01/27 ..... 410 423,672
Series 2021A , GO , 5.00% , 04/01/27 ..... 425 439,172
Series 2022A , GO , 5.00% , 04/01/27 ..... 3,000 3,100,039
Series 2016-1 , GO , 5.00% , 07/01/27 ..... 815 826,117
Series 2016-1 , GO , 3.00% , 07/01/28 ..... 5,830 5,836,075
Series 2024-1 , GO , 5.00% , 02/15/29 ..... 6,765 7,287,053
Series 2017-1 , GO , 4.00% , 04/01/30 ..... 5,000 5,115,155
Series 2025-1 , GO , 5.00% , 04/01/30
(a)
... 5,520 6,086,711
County of Cuyahoga, Series 2020D, RB,
5.00%, 12/01/25 ................. 5,000 5,000,000
County of Hamilton Sewer System
Series 2020A , RB , 5.00% , 12/01/25 ..... 1,295 1,295,000
Series 2019A , RB , 5.00% , 12/01/27 ..... 5,000 5,235,942
Kent State University
Series 2016 , RB , 5.00% , 05/01/27 ...... 1,000 1,009,487
Series 2016 , RB , 5.00% , 05/01/29 ...... 1,245 1,255,238
Northeast Ohio Regional Sewer District, Series
2024, RB, 5.00%, 11/15/29 .......... 5,000 5,468,957
Ohio State University (The)
Series 2021A , RB , 5.00% , 12/01/25 ..... 1,700 1,700,000
Series 2021A , RB , 5.00% , 12/01/26 ..... 905 926,609
Ohio Turnpike & Infrastructure Commission
Series 2022A , RB , 5.00% , 02/15/29 ..... 5,120 5,497,097
Series 2018A , RB , 4.00% , 02/15/30 ..... 5,000 5,131,174
Ohio Water Development Authority
Series 2016 , RB , 5.00% , 06/01/26 ...... 1,970 1,993,732
Series 2016B , RB , 5.00% , 06/01/27 ..... 150 153,418
Series 2018 , RB , 5.00% , 06/01/28 ...... 21,555 22,728,978
Series 2023A , RB , 5.00% , 12/01/28 ..... 2,000 2,144,196
Series 2025A , RB , 5.00% , 06/01/29 ..... 3,450 3,738,802
Series 2019 , RB , 5.00% , 12/01/29 ...... 5,630 6,135,967
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series 2015A , RB , 5.00% , 12/01/25 ..... 2,605 2,605,000
Series 2020B , RB , 5.00% , 06/01/27 ..... 165 170,973
Series 2020A , RB , 5.00% , 06/01/29 ..... 1,090 1,181,245
Series 2023C , RB , 5.00% , 06/01/30 ..... 1,420 1,572,064
Series 2017A , RB , 5.00% , 12/01/30 ..... 5,000 5,181,304
Series 2023C , RB , 5.00% , 12/01/30 ..... 1,455 1,628,041
Series 2025 , RB , 5.00% , 12/01/30
(a)
..... 5,000 5,592,126
State of Ohio
Series 2024-1 , RB , 5.00% , 12/15/25 ..... 3,250 3,252,988
Series 2018-1 , RB , 5.00% , 12/15/25 ..... 145 145,133
Series 2020C , GO , 5.00% , 03/01/26 ..... 45 45,273
Series 2021C , GO , 5.00% , 03/15/26 ..... 3,200 3,222,509
Series 2018A , RB , 5.00% , 04/01/26 ..... 225 226,800
Series U , GO , 5.00% , 05/01/26 ........ 9,260 9,353,345
Series 2019A , GO , 5.00% , 05/01/26 ..... 6,230 6,292,801
Series 2022A , GO , 4.00% , 06/15/26 ..... 2,800 2,821,753
Series 2021A , GO , 5.00% , 06/15/26 ..... 280 283,664
Security
Par (000)
Par (000) Value
Ohio (continued)
Series 2015A , GO , 5.00% , 08/01/26 ..... USD 5,685 $ 5,772,417
Series 2017C , GO , 5.00% , 08/01/26 ..... 235 238,805
Series 2017B , GO , 5.00% , 09/15/26 ..... 680 693,042
Series 2024-1 , RB , 5.00% , 12/15/26 ..... 2,500 2,562,991
Series 2021-1A , RB , 5.00% , 12/15/26 .... 75 76,890
Series 2021A , GO , 5.00% , 03/01/27 ..... 1,870 1,926,846
Series U , GO , 5.00% , 05/01/27 ........ 255 263,787
Series 2019A , GO , 5.00% , 06/15/27 ..... 405 420,161
Series 2017C , GO , 5.00% , 08/01/27 ..... 35 36,423
Series 2021A , RB , 5.00% , 10/01/27 ..... 1,035 1,079,962
Series 2025B , GO , 5.00% , 11/01/27 ..... 10,000 10,465,708
Series 2024-1 , RB , 5.00% , 12/15/27 ..... 1,500 1,572,459
Series 2022A , GO , 5.00% , 03/01/28 ..... 1,155 1,218,762
Series 2021A , RB , 5.00% , 10/01/28 ..... 1,100 1,173,081
Series 2024-1 , RB , 5.00% , 12/15/28 ..... 1,250 1,338,968
Series S , GO , 5.00% , 05/01/29 ........ 100 100,977
Series 2025B , GO , 5.00% , 11/01/29 ..... 5,000 5,470,322
Series 2024-1 , RB , 5.00% , 12/15/29 ..... 1,500 1,640,575
Series 2019A , GO , 5.00% , 05/01/30 ..... 1,695 1,754,040
Series T , GO , 5.00% , 05/01/30 ......... 9,400 9,729,884
Series 2023A , GO , 5.00% , 09/01/30 ..... 2,715 3,023,037
Series 2025C , GO , 5.00% , 11/01/30 ..... 2,500 2,793,616
Series 2025D , GO , 5.00% , 11/01/30 ..... 2,500 2,793,616
Series 2018A , GO , 5.00% , 02/01/38 ..... 8,020 8,050,274
University of Cincinnati, Series 2016A, RB,
5.00%, 06/01/29 ................. 1,545 1,561,149
Upper Arlington City School District, Series
2018A, GO, 5.00%, 12/01/48 ......... 4,125 4,328,636
235,731,945
Oklahoma — 0.5%
City of Oklahoma, Series 2022, GO,
4.00%, 03/01/28 ................. 4,900 5,044,482
Grand River Dam Authority
Series 2016A , RB , 5.00% , 06/01/27 ..... 295 301,250
Series 2016A , RB , 5.00% , 06/01/28 ..... 7,680 7,845,514
Series 2016A , RB , 5.00% , 06/01/29 ..... 2,225 2,272,509
Oklahoma Capitol Improvement Authority, Series
2016, RB, 5.00%, 07/01/28 .......... 2,890 2,924,455
Oklahoma County Independent School District
No. 12 Edmond
Series 2025 , GO , 4.00% , 08/01/27 ...... 9,500 9,680,605
Series 2025 , GO , 4.00% , 08/01/30 ...... 2,300 2,421,397
Oklahoma County Independent School District
No. 89 Oklahoma City, Series 2023A, GO,
3.00%, 07/01/26 ................. 4,000 4,004,393
Oklahoma Industries Authority, Series 2024, RB,
5.00%, 04/01/29 ................. 3,020 3,240,108
Oklahoma Municipal Power Authority, Series
2021A, RB, 5.00%, 01/01/26 ......... 6,000 6,010,716
Oklahoma Turnpike Authority
Series 2017E , RB , 5.00% , 01/01/26 ..... 810 811,612
Series 2017D , RB , 5.00% , 01/01/28 ..... 5,060 5,297,016
Series 2017E , RB , 5.00% , 01/01/29 ..... 2,560 2,623,185
Series 2017E , RB , 4.00% , 01/01/31 ..... 1,000 1,011,362
University of Oklahoma (The), Series 2025A,
RB, 5.00%, 07/01/30 (BAM)
(a)
......... 1,305 1,440,216
54,928,820
Oregon — 1.4%
City of Portland, Series 2021A, GO,
5.00%, 06/01/26 ................. 2,665 2,697,184
City of Portland Sewer System
Series 2025B , RB , 5.00% , 06/01/27 ..... 425 440,424
Series 2025B , RB , 5.00% , 06/01/29
(a)
.... 3,750 4,059,330

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oregon (continued)
Series 2025A , RB , 5.00% , 10/01/29 ..... USD 2,140 $ 2,332,637
City of Portland Water System
Series 2021B , RB , 5.00% , 05/01/26 ..... 600 606,013
Series 2016A , RB , 4.00% , 04/01/28 ..... 6,000 6,010,511
Series 2024A , RB , 5.00% , 05/01/28 ..... 2,500 2,643,595
Series 2024A , RB , 5.00% , 05/01/29 ..... 1,950 2,107,107
Clackamas Community College District
Series 2025 , GO , 5.00% , 06/15/29 ( GTD ) . 1,000 1,082,657
Series 2025 , GO , 5.00% , 06/15/30 ( GTD ) . 750 829,135
County of Clackamas, Series 2016B, GO,
3.00%, 06/01/29 ................. 2,000 2,002,139
County of Washington, GO, 5.00%, 06/01/30 . 4,030 4,462,469
Multnomah County School District No. 1J
Portland
Series 2020 , GO , 5.00% , 06/15/27 ( GTD ) . 3,165 3,281,825
Series 2023 , GO , 5.00% , 06/15/28 ( GTD ) . 15,090 16,011,495
Oregon State Lottery
Series 2025A , RB , 5.00% , 04/01/28 ..... 5,500 5,808,958
Series 2025A , RB , 5.00% , 04/01/29 ..... 8,450 9,123,053
Series 2025A , RB , 5.00% , 04/01/30 ..... 1,000 1,102,881
Series A , RB , 5.00% , 04/01/30 ......... 4,780 4,927,387
Series C , RB , 5.00% , 04/01/30 ......... 13,500 13,916,262
Portland Community College District
Series 2016 , GO , 5.00% , 06/15/27 ...... 1,500 1,515,510
Series 2018 , GO , 5.00% , 06/15/27 ...... 225 227,302
Series 2016 , GO , 5.00% , 06/15/28 ...... 100 101,241
Series 2018 , GO , 5.00% , 06/15/29 ...... 130 131,620
State of Oregon
Series 2019A , GO , 5.00% , 05/01/26 ..... 145 146,437
Series 2019N , GO , 5.00% , 05/01/26 ..... 2,785 2,812,608
Series 2021A , GO , 5.00% , 05/01/26 ..... 525 530,204
Series 2023A , GO , 5.00% , 05/01/26 ..... 650 656,444
Series F , GO , 5.00% , 05/01/26 ......... 3,025 3,054,987
Series 2017A , GO , 5.00% , 05/01/27 ..... 25 25,847
Series 2021A , GO , 5.00% , 05/01/27 ..... 6,140 6,348,105
Series 2021A , GO , 5.00% , 05/01/28 ..... 4,565 4,836,027
Series 2023A , GO , 5.00% , 05/01/28 ..... 4,710 4,989,636
Series F , GO , 5.00% , 05/01/28 ......... 4,580 4,623,316
Series 2025A , GO , 5.00% , 05/01/30 ..... 3,000 3,321,228
State of Oregon Department of Transportation
Series A , RB , 5.00% , 11/15/26 ......... 1,080 1,105,443
Series 2024A , RB , 5.00% , 11/15/28 ..... 4,940 5,290,209
Series B , RB , 5.00% , 11/15/28 ......... 6,385 6,604,548
Series 2024 , RB , 5.00% , 05/15/29 ...... 750 811,874
Series B , RB , 5.00% , 11/15/29 ......... 3,800 3,930,663
Tri-County Metropolitan Transportation District of
Oregon, Series 2018A, RB, 5.00%, 10/01/29 5,020 5,244,637
Washington & Multnomah Counties School
District No. 48J Beaverton, Series 2025B, GO,
5.00%, 06/15/29 (GTD)
(a)
............ 1,250 1,355,527
141,108,475
Pennsylvania — 3.1%
Allegheny County Sanitary Authority, Series
2025, RB, 5.00%, 12/01/30 .......... 1,905 2,118,286
City of Philadelphia
Series 2019A , GO , 5.00% , 08/01/26 ..... 1,000 1,015,183
Series 2025C , GO , 5.00% , 08/01/26
(a)
.... 480 487,288
Series 2019B , GO , 5.00% , 02/01/28 ..... 2,000 2,100,757
Series 2025C , GO , 5.00% , 08/01/29 ..... 5,000 5,404,764
Series 2025C , GO , 5.00% , 08/01/30 ..... 1,250 1,378,317
City of Philadelphia Water & Wastewater
Series 2015B , RB , 5.00% , 07/01/28 ..... 2,640 2,643,778
Series 2024C , RB , 5.00% , 09/01/29 ..... 10,355 11,250,134
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Commonwealth of Pennsylvania
Series 2017 , GO , 5.00% , 01/01/26 ...... USD 2,875 $ 2,880,233
Series 2016 , GO , 5.00% , 02/01/26 ...... 1,170 1,174,619
Series 2019 , GO , 5.00% , 07/15/26 ...... 5,000 5,074,911
Series 2024 , GO , 5.00% , 08/15/26 ...... 10,000 10,169,982
Series 2025B , GO , 5.00% , 08/15/26 ..... 5,000 5,084,991
Series 2016 , GO , 5.00% , 09/15/26 ...... 2,985 3,041,779
Series 2017 , GO , 5.00% , 01/01/27 ...... 1,640 1,682,890
Series 2018-1 , GO , 5.00% , 03/01/27 ..... 11,080 11,414,049
Series 2020-1 , GO , 5.00% , 05/01/27 ..... 200 206,835
Series 2016 , GO , 5.00% , 09/15/27 ...... 15,385 15,658,942
Series 2022-1 , GO , 5.00% , 10/01/27 ..... 14,800 15,445,651
Series 2018-1 , GO , 5.00% , 03/01/28 ..... 21,720 22,875,091
Series 2016 , GO , 5.00% , 09/15/28 ...... 2,465 2,508,656
Series 2017 , GO , 4.00% , 01/01/29 ...... 7,950 8,052,151
Series 2016 , GO , 5.00% , 02/01/29 ...... 1,300 1,304,753
Series 2018-1 , GO , 3.20% , 03/01/29 ..... 5,000 4,987,256
Series 2025A , GO , 5.00% , 08/15/29 ..... 2,000 2,173,133
Series 2023-1 , GO , 5.00% , 09/01/29 ..... 18,065 19,646,871
Series 2016 , GO , 5.00% , 09/15/29 ...... 5,265 5,357,001
Series 2024 , GO , 5.00% , 08/15/30 ...... 3,220 3,574,367
County of Chester, Series 2016A, GO,
4.00%, 07/15/28 ................. 1,075 1,084,669
County of Montgomery, Series 2022, GO,
5.00%, 07/01/26 ................. 2,260 2,291,594
Delaware River Port Authority, Series 2018B,
RB, 5.00%, 01/01/26 .............. 1,100 1,102,020
Pennsylvania Higher Educational Facilities
Authority, Series B, RB, 5.00%, 10/01/26 .. 1,675 1,679,418
Pennsylvania State University (The)
Series B , RB , 5.00% , 09/01/28 ......... 5,040 5,120,398
Series 2025A , RB , 5.00% , 09/01/29
(a)
.... 5,000 5,432,970
Series B , RB , 5.00% , 09/01/30 ......... 1,650 1,675,703
Pennsylvania Turnpike Commission
Series 2019 , RB , 5.00% , 12/01/25 ...... 245 245,000
Series A-2 , RB , 5.00% , 12/01/25 ....... 1,300 1,300,000
Series 2020 , RB , VRDN,   ( TD Bank NA LOC ),
2.81% , 12/09/25
(c)
............... 5,370 5,370,000
Series 2023B , RB , VRDN,   ( TD Bank NA
LOC ), 2.81% , 12/09/25
(c)
........... 29,245 29,245,000
Series A-2 , RB , 5.00% , 12/01/26 ....... 935 956,662
Series 2025-2 , RB , 5.00% , 12/01/26 ..... 3,000 3,069,504
Series 2016B , RB , 5.00% , 06/01/27 ..... 19,700 19,919,078
Series 2025-1 , RB , 5.00% , 12/01/27
(a)
.... 2,100 2,194,117
Series 2016B-2 , RB , 5.00% , 06/01/28 .... 825 834,308
Series 2024 , RB , 5.00% , 12/01/28 ...... 2,870 3,059,778
Series 2016-2B , RB , 5.00% , 06/01/29 .... 7,925 8,015,795
Series 2017A , RB , 5.00% , 12/01/29 ..... 1,085 1,109,623
Series 2025-2 , RB , 5.00% , 12/01/29 ..... 3,000 3,280,870
Series 2024 , RB , 5.00% , 12/01/29 ...... 1,160 1,259,852
Series 2025-1 , RB , 5.00% , 12/01/30
(a)
.... 1,750 1,937,277
Series 2017-2 , RB , 5.00% , 12/01/30 ..... 1,220 1,275,294
Series 2025B , RB , 5.00% , 12/01/30 ..... 2,000 2,230,877
Pennsylvania Turnpike Commission Oil
Franchise Tax, Series B, RB, 5.00%, 12/01/30 3,260 3,333,882
Philadelphia Gas Works Co.
Series 17B , RB , 5.00% , 08/01/27 ....... 1,000 1,037,660
Series 15TH , RB , 5.00% , 08/01/29 ...... 1,135 1,176,027
Series 17B , RB , 5.00% , 08/01/29 ....... 1,370 1,476,926
Series 14TH , RB , 5.00% , 10/01/29 ...... 2,000 2,035,244
Pittsburgh Water & Sewer Authority, Series
1998B, RB, 0.00%, 09/01/29 (NPFGC)
(b)
.. 3,930 3,505,793
Temple University-of The Commonwealth
System of Higher Education
Series 2025 , RB , 5.00% , 04/01/28 ( AGC ) . 4,355 4,590,407

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Series 2025 , RB , 5.00% , 04/01/29 ...... USD 3,385 $ 3,644,379
University of Pittsburgh-of the Commonwealth
System of Higher Education
Series 2021 , RB , 4.00% , 04/15/26 ...... 16,370 16,413,107
RB , 5.00% , 02/15/29 ............... 2,705 2,904,479
312,520,379
Rhode Island — 0.3%
Rhode Island Commerce Corp.
Series 2020A , RB , 5.00% , 05/15/28 ..... 3,200 3,375,471
Series 2016B , RB , 5.00% , 06/15/28 ..... 5,970 6,030,092
Rhode Island Health & Educational Building
Corp.
Series 2005A , RB , VRDN,   ( TD Bank NA
SBPA ), 2.78% , 12/09/25
(c)
.......... 12,865 12,865,000
Series 2019A , RB , 5.00% , 09/01/29 ..... 1,905 2,067,118
State of Rhode Island, Series 2025C, GO,
5.00%, 08/01/27 ................. 3,000 3,118,019
27,455,700
South Carolina — 0.9%
Charleston Educational Excellence Finance
Corp.
Series 2023 , RB , 5.00% , 12/01/28 ...... 1,660 1,778,787
Series 2024 , RB , 5.00% , 12/01/29 ...... 1,000 1,093,703
City of Charleston Waterworks & Sewer System,
Series 2024A, RB, 5.00%, 01/01/30 ..... 2,720 2,988,872
City of Columbia Waterworks & Sewer System,
Series 2016B, RB, 5.00%, 02/01/27 ..... 70 71,945
Clemson University, Series 2025A, RB,
5.00%, 05/01/30
(a)
................ 2,000 2,203,483
County of Charleston, Series 2021A, GO,
5.00%, 11/01/26 ................. 3,000 3,068,017
County of Richland, Series 2021A, GO,
5.00%, 03/01/27 (SAW) ............ 290 298,921
Fort Mill School District No. 4, Series 2017B,
GO, 3.00%, 03/01/29 (SCSDE) ........ 6,500 6,488,167
Greenville County School District, Series 2023,
RB, 5.00%, 12/01/28 .............. 2,500 2,679,646
Horry County School District, Series 2025, GO,
5.00%, 03/01/29 (SCSDE) ........... 7,805 8,415,639
Piedmont Municipal Power Agency
Series 2004A-2 , RB , 0.00% , 01/01/26
( NPFGC )
(b)
.................... 15,000 14,960,633
Series 2021C , RB , 5.00% , 01/01/31 ..... 5,000 5,112,225
SCAGO Educational Facilities Corp. for Pickens
School District
Series 2025 , RB , 5.00% , 12/01/26 ...... 5,000 5,109,859
Series 2025 , RB , 5.00% , 12/01/30
(a)
..... 2,860 3,172,920
South Carolina Public Service Authority
Series 2019A , RB , VRDN,   ( Bank of America
NA LOC ), 2.98% , 12/09/25
(c)
........ 20,000 20,000,000
Series 2021A , RB , 5.00% , 12/01/26 ..... 625 638,739
Series 2024A , RB , 5.00% , 12/01/26 ..... 900 919,784
Series 2025B , RB , 5.00% , 12/01/28 ..... 1,555 1,659,352
Series 2025B , RB , 5.00% , 12/01/29 ..... 1,280 1,389,321
South Carolina Transportation Infrastructure
Bank, Series 2021B, RB, 5.00%, 10/01/26 . 8,620 8,794,008
90,844,021
Tennessee — 1.0%
City of Chattanooga, Series 2025, RB,
5.00%, 09/01/26
(a)
................ 4,415 4,493,113
City of Memphis, Series 2018, GO,
5.00%, 06/01/29 ................. 915 924,713
Security
Par (000)
Par (000) Value
Tennessee (continued)
City of Memphis Light Gas & Water Division
Electric System
Series 2024 , RB , 5.00% , 12/01/27 ...... USD 1,330 $ 1,393,026
Series 2024 , RB , 5.00% , 12/01/28 ...... 1,205 1,290,146
Series 2024 , RB , 5.00% , 12/01/29 ...... 1,205 1,316,952
County of Hamilton
Series 2020A , GO , 5.00% , 01/01/26 ..... 6,960 6,973,372
Series 2024A , GO , 5.00% , 08/01/27 ..... 3,000 3,123,469
Series 2024A , GO , 5.00% , 08/01/28 ..... 3,000 3,196,666
Series 2024A , GO , 5.00% , 08/01/29 ..... 2,585 2,816,080
County of Montgomery, Series 2017, GO,
5.00%, 04/01/27 ................. 215 221,768
County of Wilson, Series 2018, GO,
3.00%, 04/01/29 ................. 5,100 5,095,404
Metropolitan Government of Nashville &
Davidson County
Series 2022A , GO , 4.00% , 01/01/26 ..... 7,725 7,734,077
Series 2016 , GO , 5.00% , 01/01/26 ...... 520 521,039
Series 2021C , GO , 5.00% , 01/01/26 ..... 5,000 5,009,989
Series 2024A , GO , 5.00% , 01/01/26 ..... 10,000 10,019,977
Series 2018 , GO , 5.00% , 07/01/26 ...... 645 654,205
Series 2020B , RB , 5.00% , 07/01/26 ..... 1,575 1,597,294
Series 2021C , GO , 5.00% , 01/01/27 ..... 2,210 2,268,731
Series 2018 , GO , 5.00% , 07/01/27 ...... 2,075 2,155,512
Series 2025 , RB , 5.00% , 07/01/27 ...... 1,380 1,432,671
Series 2024A , GO , 5.00% , 01/01/28 ..... 6,790 7,126,384
Series 2024B , RB , 5.00% , 05/15/29 ..... 1,390 1,503,090
Series 2025 , RB , 5.00% , 07/01/30 ...... 3,050 3,377,283
State of Tennessee
Series A , GO , 5.00% , 08/01/26 ........ 30 30,502
Series B , GO , 5.00% , 08/01/26 ........ 740 752,377
Series 2019A , GO , 5.00% , 09/01/26 ..... 2,420 2,465,561
Series 2021A , GO , 5.00% , 11/01/26 ..... 2,615 2,675,273
Series A , GO , 5.00% , 08/01/27 ........ 2,980 3,025,442
Series B , GO , 5.00% , 08/01/27 ........ 3,060 3,106,662
Series 2021A , GO , 5.00% , 11/01/27 ..... 3,080 3,228,165
Tennessee State School Bond Authority
Series 2015B , RB , 5.00% , 11/01/26 ( ST
INTERCEPT ) .................. 1,150 1,151,967
Series 2022A , RB , 5.00% , 11/01/27 ( ST
INTERCEPT ) .................. 6,255 6,534,447
Series A , RB , 5.00% , 11/01/27 ( HERBIP ) .. 100 104,468
Series 2015B , RB , 5.00% , 11/01/28 ( ST
INTERCEPT ) .................. 1,995 1,997,904
99,317,729
Texas — 12.9%
Alamo Community College District
Series 2022 , GO , 5.00% , 02/15/27 ...... 3,110 3,200,669
Series 2022 , GO , 5.00% , 02/15/29 ...... 3,140 3,367,360
Aldine Independent School District, Series
2017A, GO, 5.00%, 02/15/29 (PSF) ..... 1,465 1,505,572
Allen Independent School District
Series 2025A , GO , 5.00% , 02/15/27 ( PSF )
(a)
850 874,214
Series 2016 , GO , 5.00% , 02/15/30 ( PSF ) .. 1,500 1,506,992
Series 2025A , GO , 5.00% , 02/15/31 ( PSF )
(a)
1,750 1,954,558
Alvin Independent School District, Series 2016A,
GO, 5.00%, 02/15/30 (PSF) .......... 500 502,246
Argyle Independent School District, Series
2025B-1, GO, VRDN, 4.00%, 08/15/27
(PSF)
(a) (c)
..................... 3,000 3,055,711
Arlington Independent School District
Series 2020 , GO , 5.00% , 02/15/27 ( PSF ) .. 685 704,558
Series 2023 , GO , 5.00% , 02/15/30 ( PSF ) .. 2,150 2,356,225
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 3,750 4,109,694

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Austin Community College District Public Facility
Corp., Series 2015, RB, 5.00%, 08/01/28 .. USD 1,750 $ 1,752,874
Austin Independent School District
Series 2019 , GO , 5.00% , 08/01/26 ( PSF ) .. 35 35,552
Series 2020 , GO , 5.00% , 08/01/26 ( PSF ) .. 815 827,847
Series 2021 , GO , 5.00% , 08/01/26 ( PSF ) .. 115 116,813
Series 2019 , GO , 5.00% , 08/01/27 ( PSF ) .. 1,630 1,694,287
Series 2022B , GO , 5.00% , 08/01/27 ( PSF ) 80 83,155
Series 2023 , GO , 5.00% , 08/01/27 ...... 1,350 1,402,121
Series 2021 , GO , 5.00% , 08/01/28 ( PSF ) .. 1,075 1,143,465
Series 2022B , GO , 5.00% , 08/01/28 ( PSF ) 6,900 7,339,453
Birdville Independent School District
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 10,225 10,962,110
Series 2024 , GO , 5.00% , 02/15/30 ( PSF ) .. 5,000 5,469,148
Board of Regents of the University of Texas
System
Series 2014B , RB , 5.00% , 08/15/26 ..... 1,925 1,957,735
Series 2016B , RB , 5.00% , 08/15/26 ..... 5,055 5,140,961
Series 2016D , RB , 5.00% , 08/15/26 ..... 675 686,479
Series 2016E , RB , 5.00% , 08/15/26 ..... 945 961,070
Series 2016J , RB , 5.00% , 08/15/26 ..... 4,370 4,444,313
Series 2017C , RB , 5.00% , 08/15/26 ..... 4,990 5,074,856
Series 2016E , RB , 5.00% , 08/15/27 ..... 135 140,321
Series 2016J , RB , 5.00% , 08/15/27 ..... 155 157,557
Series 2021A , RB , 5.00% , 08/15/27 ..... 100 103,942
Series 2020C , RB , 5.00% , 08/15/28 ..... 245 260,714
Series 2021A , RB , 5.00% , 08/15/28 ..... 5,060 5,384,546
Series 2025A , RB , 5.00% , 08/15/28 ..... 10,000 10,641,395
Series 2024B , RB , 5.00% , 08/15/29 ..... 6,000 6,522,502
Series 2025A , RB , 5.00% , 08/15/29
(a)
.... 4,250 4,620,106
Carrollton-Farmers Branch Independent School
District, Series 2023, GO, 5.00%, 02/15/28
(PSF) ....................... 15,135 15,907,938
Central Texas Regional Mobility Authority
Series 2010 , RB , 0.00% , 01/01/30
(b)
..... 4,900 4,331,114
Series 2021D , RB , 5.00% , 01/01/30 ..... 250 270,793
Central Texas Turnpike System
(b)
Series 2002-A , RB , 0.00% , 08/15/28
( AMBAC ) ..................... 3,000 2,767,211
Series 2002-A , RB , 0.00% , 08/15/29
( AMBAC ) ..................... 6,500 5,814,668
City of Austin
Series 2021 , GO , 5.00% , 09/01/26 ...... 695 707,594
Series 2025 , GO , 5.00% , 09/01/26
(a)
..... 1,200 1,221,745
Series 2016 , GO , 5.00% , 09/01/27 ...... 1,000 1,016,821
Series 2024 , GO , 5.00% , 09/01/30 ...... 1,050 1,162,719
Series 2025 , GO , 5.00% , 09/01/30
(a)
..... 4,000 4,429,405
City of Austin Electric Utility
Series 2020A , RB , 5.00% , 11/15/26 ..... 3,310 3,385,007
Series 2025 , RB , 5.00% , 11/15/30
(a)
..... 2,620 2,907,865
City of Austin Water & Wastewater System
Series 2021 , RB , 5.00% , 11/15/26 ...... 2,045 2,090,755
Series 2024 , RB , 5.00% , 11/15/26 ...... 1,525 1,559,121
Series 2017 , RB , 5.00% , 11/15/28 ...... 2,115 2,211,927
City of Corpus Christi Utility System
Series 2025 , RB , 5.00% , 07/15/27 ...... 580 601,801
Series 2025 , RB , 5.00% , 07/15/30
(a)
..... 1,000 1,101,229
City of Dallas
Series 2024C , GO , 5.00% , 02/15/26 ..... 7,310 7,345,610
Series 2023A , GO , 5.00% , 02/15/28 ..... 4,515 4,748,560
Series 2024A , GO , 5.00% , 02/15/28 ..... 10,000 10,517,297
Series 2024C , GO , 5.00% , 02/15/28 ..... 15,760 16,575,260
Series 2024A , GO , 5.00% , 02/15/29 ..... 1,015 1,089,789
Series 2025 , GO , 5.00% , 02/15/30
(a)
..... 5,000 5,470,372
Series 2025 , GO , 5.00% , 02/15/31
(a)
..... 5,000 5,566,444
Security
Par (000)
Par (000) Value
Texas (continued)
City of Dallas Waterworks & Sewer System
Series 2015A , RB , 5.00% , 10/01/27 ..... USD 2,000 $ 2,003,384
Series 2016A , RB , 5.00% , 10/01/29 ..... 2,000 2,035,909
City of Denton
Series 2024 , GO , 5.00% , 02/15/29 ...... 10,000 10,727,265
Series 2025 , GO , 5.00% , 02/15/29
(a)
..... 4,455 4,778,997
City of El Paso
Series 2016 , GO , 5.00% , 08/15/28 ...... 1,500 1,520,592
Series 2025 , RB , 5.00% , 03/01/30
(a)
..... 1,000 1,091,822
City of Fort Worth
Series 2016 , GO , 5.00% , 03/01/28 ...... 2,625 2,639,606
Series 2025 , GO , 5.00% , 03/01/30
(a)
..... 6,425 7,006,579
City of Fort Worth Water & Sewer System
Series 2020A , RB , 5.00% , 02/15/26 ..... 360 361,761
Series 2020A , RB , 5.00% , 02/15/28 ..... 1,760 1,846,364
City of Garland Electric Utility System
Series 2024 , RB , 5.00% , 03/01/26 ...... 2,500 2,514,277
Series 2024 , RB , 5.00% , 03/01/27 ...... 2,420 2,490,118
Series 2019A , RB , 5.00% , 03/01/28 ..... 3,890 4,077,705
Series 2024 , RB , 5.00% , 03/01/28 ...... 1,400 1,468,806
Series 2024 , RB , 5.00% , 03/01/29 ...... 1,650 1,763,573
City of Greenville Electric System, Series 2024,
RB, 5.00%, 02/15/30 (BAM) .......... 1,500 1,625,741
City of Houston
Series 2017A , GO , 5.00% , 03/01/26 ..... 1,330 1,337,797
Series 2024B , GO , 5.00% , 03/01/26 ..... 2,815 2,831,503
Series 2016A , GO , 5.00% , 03/01/28 ..... 19,700 19,811,195
Series 2017A , GO , 5.00% , 03/01/28 ..... 9,430 9,705,895
Series 2025 , GO , 5.00% , 03/01/29
(a)
..... 6,250 6,708,604
Series 2025 , GO , 5.00% , 03/01/30
(a)
..... 4,025 4,403,221
City of Houston Combined Utility System
Series 2018C , RB , VRDN,   ( null LOC ),
2.80% , 12/09/25
(c)
............... 30,000 30,000,000
Series 2024A , RB , 5.00% , 11/15/27 ..... 4,000 4,185,864
Series 1998A , RB , 0.00% , 12/01/27
(b)
.... 2,000 1,882,978
City of Laredo, GO, 5.00%, 02/15/30
(a)
..... 3,750 4,103,427
City of Lubbock, Series 2016, GO,
5.00%, 02/15/26 ................. 1,250 1,255,855
City of Plano, Series 2025, GO, 5.00%, 09/01/27 2,850 2,970,483
City of San Antonio
Series 2024 , GO , 5.00% , 02/01/27 ...... 2,000 2,057,601
Series 2019 , GO , 5.00% , 08/01/27 ...... 125 130,138
Series 2024 , GO , 5.00% , 02/01/29 ...... 1,100 1,181,490
GO , 5.00% , 02/01/30 ............... 6,290 6,885,135
City of San Antonio Electric & Gas Systems
Series 2022 , RB , VRDN,   2.00% , 12/01/27
(c)
4,000 3,895,057
Series 2018 , RB , 5.00% , 02/01/28 ...... 2,855 3,003,771
Series 2025A , RB ,
VRDN,   3.08% , 12/01/28
(a) (c)
........ 10,000 10,001,903
Series 2016 , RB , 5.00% , 02/01/29 ...... 5,325 5,403,575
Series 2022 , RB , 5.00% , 02/01/29 ...... 1,520 1,625,853
Series 2024D , RB , 5.00% , 02/01/29 ..... 5,430 5,840,674
Series 2015 , RB , 4.00% , 02/01/30 ...... 1,000 1,002,046
Series 2019 , RB , 4.00% , 02/01/30 ...... 345 362,084
Series 2016 , RB , 5.00% , 02/01/30 ...... 11,605 11,771,598
Series 2017 , RB , 5.00% , 02/01/30 ...... 2,600 2,694,923
Series 2024D , RB , 5.00% , 02/01/30 ..... 3,700 4,062,207
Series 2025B , RB , 5.00% , 02/01/30
(a)
.... 2,000 2,195,788
Series 2025A , RB ,
VRDN,   3.20% , 12/01/30
(a) (c)
........ 15,000 15,034,353
Clear Creek Independent School District
Series 2024B , GO , 5.00% , 02/15/29 ..... 3,205 3,424,834
Series 2024A , GO , 5.00% , 02/15/30 ( PSF ) 5,110 5,595,871
College Station Independent School District
Series 2025 , GO , 5.00% , 08/15/29 ( PSF )
(a)
2,000 2,170,253

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2025 , GO , 5.00% , 08/15/30 ( PSF ) .. USD 1,400 $ 1,552,825
Collin County Community College District
Series 2024 , RB , 5.00% , 08/15/26 ...... 5,315 5,399,755
Series 2024 , RB , 5.00% , 08/15/28 ...... 5,860 6,220,052
Conroe Independent School District
Series 2019 , GO , 5.00% , 02/15/26 ( PSF ) .. 3,570 3,587,094
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 5,975 6,145,594
Series 2016 , GO , 3.00% , 02/15/28 ( PSF ) .. 6,430 6,432,962
Series 2020A , GO , 5.00% , 02/15/28 ( PSF ) 9,795 10,301,692
Series 2024 , GO , 5.00% , 02/15/28 ( PSF ) .. 7,500 7,887,973
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 5,000 5,373,209
County of Collin
Series 2025 , GO , 5.00% , 02/15/26 ...... 1,875 1,883,900
Series 2025 , GO , 5.00% , 02/15/27 ...... 835 859,243
Series 2025 , GO , 5.00% , 02/15/30 ...... 2,500 2,729,364
County of Denton
Series 2015 , GO , 3.00% , 07/15/26 ...... 7,330 7,330,032
Series 2017 , GO , 5.00% , 07/15/28 ...... 3,500 3,551,618
County of Galveston, Series 2017, GO,
5.00%, 02/01/28 ................. 7,135 7,161,690
County of Harris
Series 2015B , RB , 5.00% , 08/15/26 ..... 2,330 2,334,071
Series 2015B , RB , 5.00% , 08/15/28 ..... 1,905 1,908,964
Series 2016A , RB , 5.00% , 08/15/28 ..... 2,455 2,493,920
Series 2024A , GO , 5.00% , 09/15/29 ..... 1,000 1,084,710
Series 2025A , GO , 5.00% , 09/15/29
(a)
.... 5,000 5,423,551
Series 2025A , GO , 5.00% , 09/15/30
(a)
.... 2,665 2,949,640
County of Harris Toll Road
Series 2018A , RB , 5.00% , 08/15/29 ..... 330 346,468
Series 2022A , RB , 5.00% , 08/15/29 ..... 2,095 2,269,403
Series 2022A , RB , 5.00% , 08/15/30 ..... 6,265 6,922,227
Series 2025A , RB , 5.00% , 08/15/30
(a)
.... 2,500 2,761,826
County of Hays, Series 2017, GO,
5.00%, 02/15/28 ................. 1,010 1,039,042
County of Montgomery, Series 2025A, GO,
5.00%, 03/01/30
(a)
................ 2,700 2,953,301
County of Travis, GO, 5.00%, 03/01/29 ..... 10,000 10,743,466
County of Williamson
Series 2021 , GO , 4.00% , 02/15/26 ...... 10,000 10,028,630
Series 2020 , GO , 5.00% , 02/15/26 ...... 1,505 1,512,363
Series 2021 , GO , 4.00% , 02/15/27 ...... 5,000 5,086,805
Series 2021 , GO , 4.00% , 02/15/28 ...... 10,000 10,266,070
Series 2024 , GO , 5.00% , 02/15/29 ...... 5,000 5,365,227
Series 2025 , GO , 5.00% , 02/15/29
(a)
..... 5,000 5,365,227
GO , 5.00% , 02/15/30 ............... 3,105 3,396,341
Cypress-Fairbanks Independent School District
Series 2016 , GO , 5.00% , 02/15/26 ( PSF ) .. 5,180 5,205,342
Series 2020A , GO , 5.00% , 02/15/26 ( PSF ) 3,905 3,924,104
Series 2016 , GO , 5.00% , 02/15/27 ( PSF ) .. 1,325 1,330,912
Series 2018 , GO , 5.00% , 02/15/27 ( PSF ) .. 300 308,746
Series 2019A , GO , 5.00% , 02/15/27 ( PSF ) 185 190,394
Series 2020A , GO , 5.00% , 02/15/27 ( PSF ) 225 231,560
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) .. 5,000 5,365,227
Series 2023A , GO , 5.00% , 02/15/30 ( PSF ) 1,480 1,621,959
Dallas Area Rapid Transit
Series 2019 , RB , 5.00% , 12/01/25 ...... 1,230 1,230,000
Series 2016A , RB , 5.00% , 12/01/26 ..... 1,340 1,340,000
Series 2019 , RB , 5.00% , 12/01/27 ...... 7,000 7,322,921
Series 2019 , RB , 5.00% , 12/01/28 ...... 445 475,221
Dallas College
Series 2023 , GO , 5.00% , 02/15/27 ...... 3,000 3,086,015
Series 2023 , GO , 5.00% , 02/15/28 ...... 3,020 3,173,566
Dallas Fort Worth International Airport
Series 2020A , RB , 5.00% , 11/01/26 ..... 630 643,256
Series 2021B , RB , 5.00% , 11/01/26 ..... 1,605 1,638,771
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2020B , RB , 5.00% , 11/01/28 ..... USD 1,745 $ 1,861,056
Series 2023B , RB , 5.00% , 11/01/28 ..... 5,915 6,308,392
Series 2024 , RB , 5.00% , 11/01/28 ...... 2,635 2,810,247
Series 2020A , RB , 5.00% , 11/01/29 ..... 4,300 4,680,309
Series 2024 , RB , 5.00% , 11/01/29 ...... 5,470 5,953,789
Series 2025B , RB , 5.00% , 11/01/30
(a)
.... 650 722,074
Dallas Independent School District
Series 2021 , GO , 4.00% , 02/15/27 ( PSF ) .. 7,180 7,309,807
Series 2025A, Sub-Series 2025A-2 , GO ,
VRDN,   5.00% , 02/15/27 ( PSF )
(c)
..... 1,000 1,025,305
Series 2023 , GO , 5.00% , 02/15/28 ( PSF ) .. 2,075 2,184,624
Series 2025A, Sub-Series 2025A-3 , GO ,
VRDN,   5.00% , 02/15/28 ( PSF )
(a) (c)
.... 1,000 1,046,180
Series 2025A, Sub-Series 2025A-4 , GO ,
VRDN,   5.00% , 02/15/29 ( PSF )
(c)
..... 8,120 8,658,170
Series 2025C , GO , 5.00% , 02/15/29 ( PSF ) 3,750 4,031,105
Series 2025A, Sub-Series 2025A-5 , GO ,
VRDN,   5.00% , 02/15/30 ( PSF )
(c)
..... 6,500 7,049,709
Series 2025C , GO , 5.00% , 02/15/30 ( PSF )
(a)
3,800 4,164,490
Del Valle Independent School District
Series 2024 , GO , 5.00% , 06/15/27 ( PSF ) .. 1,030 1,066,911
Series 2022 , GO , 5.00% , 06/15/29 ( PSF ) .. 860 928,541
Denton Independent School District
Series 2023 , GO , 5.00% , 08/15/27 ( PSF ) .. 1,000 1,038,822
Series 2025C , GO , 5.00% , 08/15/27 ( PSF ) 3,000 3,116,467
Series B1 , GO , VRDN,   4.00% , 08/15/28
( PSF )
(c)
...................... 6,855 7,077,299
Series 2023 , GO , 5.00% , 08/15/28 ( PSF ) .. 1,820 1,935,112
Series 2016 , GO , 5.00% , 08/15/29 ( PSF ) .. 1,695 1,702,725
Series 2023 , GO , 5.00% , 08/15/29 ( PSF ) .. 3,000 3,257,594
Series B2 , GO , VRDN,   4.00% , 08/15/30
( PSF )
(c)
...................... 3,200 3,381,521
Series 2025C , GO , 5.00% , 08/15/30 ( PSF ) 3,000 3,321,863
Fort Bend Independent School District
Series 2017E , GO , 5.00% , 02/15/26 ( PSF ) 7,870 7,907,846
Series 2024B , GO , VRDN,   4.00% , 08/01/27
( PSF )
(c)
...................... 13,885 14,136,920
Series 2025B , GO , VRDN,   3.80% , 08/01/28
( PSF )
(c)
...................... 3,500 3,574,983
Series 2019B , GO , 5.00% , 02/15/29 ( PSF ) 2,900 3,047,671
Series 2024A , GO , 5.00% , 08/15/29 ( PSF ) 2,550 2,769,896
Series 2019B , GO , 5.00% , 02/15/30 ( PSF ) 2,240 2,352,735
Fort Worth Independent School District, Series
2023, GO, 5.00%, 02/15/29 (PSF) ...... 1,160 1,245,103
Frisco Independent School District
Series 2025A , GO , 5.00% , 02/15/28 ( PSF ) 1,000 1,049,093
Series 2016 , GO , 3.00% , 08/15/28 ( PSF ) .. 5,520 5,523,682
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 6,080 6,653,022
Series 2025A , GO , 5.00% , 02/15/30 ( PSF )
(a)
3,800 4,158,139
Series 2025B , GO , 5.00% , 02/15/30 ( PSF ) 2,500 2,735,618
Garland Independent School District
Series 2023A , GO , 5.00% , 02/15/28 ( PSF ) 2,100 2,209,095
Series 2016 , GO , 5.00% , 02/15/29 ( PSF ) .. 45 45,073
Series 2023A , GO , 5.00% , 02/15/29 ( PSF ) 925 994,339
Georgetown Independent School District
Series 2017A , GO , 5.00% , 08/15/29 ( PSF ) 3,055 3,174,731
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 1,300 1,422,521
Grand Parkway Transportation Corp., Series
2023, RB, VRDN, 5.00%, 04/01/28
(c)
..... 2,800 2,908,973
Gregory-Portland Independent School District
Series 2025 , GO , 5.00% , 02/15/26 ( PSF ) .. 4,185 4,205,910
Series 2025 , GO , 5.00% , 02/15/30 ( PSF )
(a)
3,100 3,389,579
Harris County Flood Control District
Series 2025 , GO , 5.00% , 09/15/29 ...... 4,050 4,399,176
Series 2025 , GO , 5.00% , 09/15/30
(a)
..... 6,285 6,959,267

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Hays Consolidated Independent School District
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) .. USD 750 $ 804,784
Series 2025 , GO , 5.00% , 02/15/30 ( PSF ) .. 700 764,513
Highland Park Independent School District,
Series 2025, GO, 5.00%, 02/15/29
(a)
..... 9,345 10,024,629
Houston Independent School District
Series 2025B , GO , 5.00% , 02/15/26 ( PSF )
(a)
2,000 2,009,993
Series 2025B , GO , 5.00% , 02/15/27 ( PSF ) 1,300 1,338,528
Series 2025A , GO , 5.00% , 02/15/29 ( PSF ) 3,380 3,629,051
Humble Independent School District
Series 2025 , GO , 5.00% , 02/15/26 ( PSF ) .. 2,500 2,511,970
Series 2025 , GO , 5.00% , 02/15/30 ( PSF )
(a)
8,675 9,514,353
Irving Independent School District, Series 2025,
GO, 5.00%, 02/15/29 (PSF) .......... 1,350 1,448,181
Katy Independent School District
Series 2025 , GO , 5.00% , 02/15/26 ( PSF )
(a)
2,275 2,286,367
Series 2019B , GO , 5.00% , 02/15/27 ( PSF ) 2,000 2,057,103
Series 2025 , GO , 5.00% , 02/15/27 ( PSF )
(a)
4,000 4,114,205
Series 2025 , GO , 5.00% , 02/15/28 ( PSF )
(a)
1,000 1,051,070
Series D , GO , 5.00% , 02/15/28 ( PSF ) .... 5,080 5,223,493
Series 2024 , GO , 5.00% , 02/15/30 ( PSF ) .. 1,360 1,487,041
Keller Independent School District
(a)
Series 2025A , GO , 5.00% , 02/15/27 ( PSF ) 1,250 1,282,869
Series 2025A , GO , 5.00% , 02/15/30 ( PSF ) 1,400 1,525,933
Series 2025A , GO , 5.00% , 02/15/31 ( PSF ) 1,200 1,332,415
Klein Independent School District
Series 2025 , GO , 5.00% , 08/01/27 ( PSF )
(a)
3,885 4,039,517
Series 2025 , GO , 5.00% , 08/01/30 ( PSF ) .. 1,250 1,382,426
Lamar Consolidated Independent School District
Series 2024A , GO , 5.00% , 02/15/26 ( PSF ) 1,625 1,632,848
Series 2018 , GO , 5.00% , 02/15/28 ( PSF ) .. 4,220 4,337,168
Series 2024A , GO , 5.00% , 02/15/29 ( PSF ) 3,960 4,254,316
Series 2024A , GO , 5.00% , 02/15/30 ( PSF ) 4,575 5,011,914
Leander Independent School District
Series 2025A , GO , 0.00% , 08/15/26 ( PSF )
(a) (b)
800 784,500
Series 2025B , GO , 0.00% , 08/15/28
(b)
.... 910 839,611
Series 2025B , GO , 5.00% , 08/15/30
(a)
.... 1,500 1,651,140
Lewisville Independent School District
Series 2020 , GO , 5.00% , 08/15/26 ( PSF ) .. 2,640 2,684,055
Series 2020 , GO , 5.00% , 08/15/27 ( PSF ) .. 430 447,352
Series 2016A , GO , 3.00% , 08/15/28 ( PSF ) 8,635 8,635,630
Series 2024 , GO , 5.00% , 08/15/29 ( PSF ) .. 2,670 2,902,217
Series 2025 , GO , 5.00% , 08/15/29 ( PSF )
(a)
1,000 1,086,973
Series 2025 , GO , 5.00% , 08/15/30 ( PSF ) .. 1,000 1,111,508
Lower Colorado River Authority
Series 2022 , RB , 5.00% , 05/15/26 ...... 1,065 1,075,964
Series 2023A , RB , 5.00% , 05/15/26 ..... 2,200 2,223,452
Series 2025A , RB , 5.00% , 05/15/27 ..... 2,500 2,585,477
Series 2019 , RB , 5.00% , 05/15/28 ...... 5,110 5,385,093
Series 2019A , RB , 5.00% , 05/15/28 ..... 1,335 1,406,869
Series 2020 , RB , 5.00% , 05/15/28 ...... 1,800 1,896,902
Series 2022 , RB , 5.00% , 05/15/28 ...... 1,875 1,975,939
Series 2023B , RB , VRDN,   5.00% , 05/15/28
(c)
3,805 3,962,749
Series 2025 , RB , 5.00% , 05/15/28 ...... 4,000 4,215,337
Series 2016 , RB , 5.00% , 05/15/29 ...... 1,025 1,034,698
Series 2023 , RB , 5.00% , 05/15/29 ( AGM ) . 1,770 1,905,975
Series 2024 , RB , 5.00% , 05/15/29 ( AGM ) . 1,845 1,986,736
Series 2024A , RB , 5.00% , 05/15/29 ( AGC ) 2,000 2,153,644
Series 2025 , RB , 5.00% , 05/15/29 ...... 9,155 9,826,968
Series 2025A , RB , 5.00% , 05/15/29 ..... 3,000 3,220,197
Series 2025A , RB , 5.00% , 05/15/30 ..... 4,750 5,190,637
Mesquite Independent School District
Series 2025 , GO , 5.00% , 08/15/26 ( PSF ) .. 900 915,082
Series 2025 , GO , 5.00% , 08/15/27 ( PSF ) .. 900 935,706
Series 2025 , GO , 5.00% , 08/15/30 ( PSF )
(a)
2,000 2,212,705
Security
Par (000)
Par (000) Value
Texas (continued)
Metropolitan Transit Authority of Harris County
Sales & Use Tax
RB , 5.00% , 11/01/28 ............... USD 2,000 $ 2,134,409
RB , 5.00% , 11/01/29 ............... 795 848,601
Series A , RB , 5.00% , 11/01/29 ......... 1,440 1,469,355
Midland Independent School District, Series
2024, GO, 5.00%, 02/15/29 (PSF) ...... 3,185 3,416,634
North Texas Municipal Water District Water
System
Series 2025 , RB , 5.00% , 09/01/27 ...... 1,615 1,681,861
Series 2016 , RB , 5.00% , 09/01/29 ...... 5,115 5,193,113
Series 2025 , RB , 5.00% , 09/01/30
(a)
..... 2,020 2,237,708
North Texas Tollway Authority
Series 2019B , RB , 5.00% , 01/01/26 ..... 2,430 2,434,642
Series B , RB , 5.00% , 01/01/26 ......... 50 50,084
Series 2021B , RB , 5.00% , 01/01/27 ..... 2,465 2,527,758
Series 2008D , RB , 0.00% , 01/01/28 ( AGC )
(b)
14,000 13,158,880
Series 2019B , RB , 5.00% , 01/01/28 ..... 4,405 4,614,899
Series 2022B , RB , 5.00% , 01/01/28 ..... 2,860 2,996,280
Series 2016A , RB , 5.00% , 01/01/29 ..... 1,765 1,768,389
Series 2024A , RB , 5.00% , 01/01/29 ..... 4,840 5,177,430
Series 2016A , RB , 5.00% , 01/01/30 ..... 4,180 4,188,027
Series 2024B , RB , 5.00% , 01/01/30 ..... 9,065 9,868,628
Series A , RB , 5.00% , 01/01/30 ......... 2,875 2,878,932
Series 2025B , RB , 5.00% , 01/01/31
(a)
.... 2,400 2,660,447
Northside Independent School District, Series
2020, GO, VRDN, 3.55%, 06/01/28 (PSF)
(c)
2,835 2,866,100
Pearland Independent School District, Series
2025, GO, 5.00%, 02/15/30 (PSF)
(a)
..... 7,250 7,945,409
Permanent University Fund - Texas A&M
University System
Series 2023 , RB , 5.00% , 07/01/27 ...... 1,085 1,126,446
Series 2023 , RB , 5.00% , 07/01/28 ...... 3,850 4,085,036
Permanent University Fund - University of Texas
System
Series 2016B , RB , 5.00% , 07/01/27 ..... 150 152,004
Series 2022A , RB , 5.00% , 07/01/27 ..... 9,750 10,130,161
Series 2022A , RB , 5.00% , 07/01/28 ..... 1,305 1,383,659
Series 2006B , RB , 5.25% , 07/01/28 ..... 1,600 1,707,202
Series 2024A , RB , 5.00% , 07/01/29 ..... 1,750 1,897,570
Pflugerville Independent School District, Series
2019A, GO, 5.00%, 02/15/30 (PSF) ..... 1,055 1,109,488
Plano Independent School District
Series 2016A , GO , 5.00% , 02/15/27 ( PSF ) 3,540 3,556,501
Series 2016A , GO , 5.00% , 02/15/28 ( PSF ) 5,000 5,023,307
Series 2025 , GO , 5.00% , 02/15/29 ( PSF ) .. 1,595 1,708,458
Series 2025 , GO , 5.00% , 02/15/30 ( PSF )
(a)
3,000 3,287,756
Series 2025B , GO , 5.00% , 02/15/30 ( PSF ) 2,600 2,849,388
Richardson Independent School District, Series
2017, GO, 5.00%, 02/15/29 (PSF) ...... 3,000 3,013,665
Round Rock Independent School District
Series 2019A , GO , 5.00% , 08/01/27 ( PSF ) 145 150,719
Series 2018 , GO , 5.00% , 08/01/30 ...... 5,000 5,194,413
San Antonio Independent School District
Series 2025 , GO , 5.00% , 08/15/26 ( PSF ) .. 1,755 1,784,906
Series 2025 , GO , 5.00% , 08/15/30 ( PSF ) .. 1,600 1,770,164
San Antonio Water System
Series 2013F , RB , VRDN,   1.00% , 11/01/26
(c)
2,000 1,955,904
Series 2020A , RB , 5.00% , 05/15/28 ..... 1,100 1,165,407
Series 2018A , RB , 5.00% , 05/15/29 ..... 2,365 2,501,885
Series 2020A , RB , 5.00% , 05/15/29 ..... 2,560 2,768,105
Series 2021A , RB , 5.00% , 05/15/29 ..... 1,955 2,113,924
Series 2022B , RB , 5.00% , 05/15/29 ..... 920 994,788
Series 2025C , RB , 5.00% , 05/15/30 ..... 2,250 2,479,557

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
Sherman Independent School District
Series 2025 , GO , 5.00% , 02/15/26 ( PSF ) .. USD 1,445 $ 1,451,919
Series 2023B , GO , 5.00% , 02/15/29 ( PSF ) 1,000 1,071,770
Southwest Higher Education Authority, Inc.
Series 2016A , RB , 5.00% , 10/01/28 ..... 2,725 2,772,816
Series 2016A , RB , 5.00% , 10/01/29 ..... 1,470 1,495,306
Spring Independent School District
Series 2017 , GO , 5.00% , 08/15/28 ( PSF ) .. 6,905 7,010,525
Series 2017A , GO , 5.00% , 08/15/28 ..... 5,940 6,030,736
Series 2025 , GO , 5.00% , 08/15/30 ( PSF ) .. 2,360 2,609,889
State of Texas
Series 2016 , GO , 5.00% , 04/01/26 ...... 2,885 2,908,273
Series 2016A , GO , 5.00% , 04/01/26 ..... 4,270 4,304,445
Series 2015A , GO , 5.00% , 10/01/26 ..... 2,845 2,849,959
Series A , GO , 5.00% , 10/01/26 ........ 2,000 2,040,707
Series 2024A , GO , 5.00% , 04/01/28 ..... 2,000 2,014,978
Series 2024 , GO , 5.00% , 10/01/28 ...... 4,165 4,447,601
Series 2025 , GO , 5.00% , 10/01/28
(a)
..... 3,675 3,924,666
Series 2016 , GO , 5.00% , 04/01/29 ...... 14,570 14,675,201
Series 2016A , GO , 5.00% , 04/01/29 ..... 2,160 2,175,596
Series 2024 , GO , 5.00% , 10/01/29 ...... 1,665 1,814,560
Series 2025 , GO , 5.00% , 10/01/29 ...... 7,000 7,637,619
Tarrant Regional Water District, Series 2025, RB,
5.00%, 09/01/29 ................. 7,365 7,996,167
Tarrant Regional Water District Water Supply
System
Series 2015 , RB , 5.00% , 03/01/27 ...... 1,390 1,392,447
Series 2015 , RB , 5.00% , 03/01/28 ...... 1,000 1,001,590
Series 2024 , RB , 5.00% , 03/01/29 ...... 1,500 1,611,957
Texas A&M University
Series 2016C , RB , 5.00% , 05/15/26 ..... 255 257,794
Series 2017E , RB , 5.00% , 05/15/26 ..... 3,160 3,194,622
Series 2017C , RB , 5.00% , 05/15/27 ..... 1,660 1,718,325
Series 2017E , RB , 5.00% , 05/15/27 ..... 5,760 5,962,382
Series 2021A , RB , 5.00% , 05/15/27 ..... 1,460 1,511,298
Series 2024A , RB , 5.00% , 05/15/28 ..... 3,500 3,703,306
Series 2016E , RB , 3.00% , 05/15/29 ..... 655 655,777
Series 2021A , RB , 5.00% , 05/15/29 ..... 1,005 1,086,144
Series 2024A , RB , 5.00% , 05/15/29 ..... 5,000 5,403,699
Texas Department of Transportation
State Highway Fund, Series 2015, RB,
5.00%, 10/01/26 ................. 8,920 9,101,551
Texas Public Finance Authority, Series 2019, RB,
5.00%, 02/01/27 ................. 2,870 2,947,435
Texas State University System
Series 2017A , RB , 5.00% , 03/15/26 ..... 565 568,811
Series 2024 , RB , 5.00% , 03/15/28 ...... 5,000 5,262,905
Series 2017A , RB , 5.00% , 03/15/29 ..... 5,250 5,404,566
Series 2024 , RB , 5.00% , 03/15/29 ...... 4,325 4,647,871
Texas Tech University System
Series 2025A , RB , 5.00% , 02/15/29 ..... 2,620 2,808,289
Series 2025A , RB , 5.00% , 02/15/30 ..... 1,890 2,062,062
Texas Transportation Commission
Series 2014B , GO , VRDN,   0.65% , 04/01/26
(c)
5,000 4,950,171
Series 2024 , GO , 5.00% , 04/01/29 ...... 7,000 7,554,296
Texas Water Development Board
Series 2017A , RB , 5.00% , 04/15/26 ..... 725 731,380
Series 2018B , RB , 5.00% , 04/15/26 ..... 335 337,948
Series 2020 , RB , 5.00% , 08/01/26 ...... 600 609,514
Series 2019A , RB , 5.00% , 10/15/26 ..... 805 821,734
Series 2018 , RB , 5.00% , 08/01/27 ...... 420 436,663
Series 2019A , RB , 5.00% , 10/15/27 ..... 1,860 1,942,868
Series 2017A , RB , 5.00% , 04/15/28 ..... 11,170 11,648,742
Series 2023A , RB , 5.00% , 04/15/28 ..... 1,000 1,057,695
Series 2024A , RB , 5.00% , 04/15/28 ..... 1,600 1,692,312
Security
Par (000)
Par (000) Value
Texas (continued)
Series 2024A , RB , 5.00% , 04/15/29 ..... USD 2,000 $ 2,158,083
Series 2017A , RB , 5.00% , 04/15/30 ..... 1,095 1,140,605
Series 2025 , RB , 5.00% , 10/15/30 ...... 5,030 5,595,837
Tomball Independent School District
Series 2025 , GO , 5.00% , 02/15/27 ( PSF ) .. 1,585 1,632,165
Series 2024 , GO , 5.00% , 02/15/29 ( PSF ) .. 2,820 3,025,089
Trinity River Authority Central Regional
Wastewater System
Series 2017 , RB , 5.00% , 08/01/28 ...... 3,370 3,503,275
Series 2021 , RB , 5.00% , 08/01/28 ...... 1,590 1,689,530
Series 2022 , RB , 5.00% , 08/01/28 ...... 1,285 1,365,438
Series 2017 , RB , 5.00% , 08/01/29 ...... 135 140,261
Series 2018 , RB , 5.00% , 08/01/29 ...... 1,890 2,006,392
Series 2019 , RB , 5.00% , 08/01/30 ...... 1,755 1,900,071
University of North Texas System
Series 2017A , RB , 5.00% , 04/15/28 ..... 1,200 1,235,435
Series 2025A , RB , 5.00% , 04/15/28 ..... 500 527,001
Series 2017A , RB , 5.00% , 04/15/29 ..... 4,680 4,813,139
Series 2025A , RB , 5.00% , 04/15/29 ..... 750 806,864
Series 2025A , RB , 5.00% , 04/15/30
(a)
.... 525 576,279
Waller Consolidated Independent School District,
Series 2025, GO, 5.00%, 02/15/30 (PSF)
(a)
. 1,280 1,396,901
Weatherford Independent School District, Series
2024, GO, 5.00%, 02/15/26 (PSF) ...... 5,400 5,425,856
1,297,205,284
Utah — 0.5%
Alpine School District, Series 2021A, GO,
5.00%, 03/15/27 (GTD) ............. 6,000 6,189,303
Intermountain Power Agency
Series 2023A , RB , 5.00% , 07/01/26 ..... 2,015 2,041,018
Series 2022A , RB , 5.00% , 07/01/27 ..... 3,500 3,622,917
Series 2022A , RB , 5.00% , 07/01/28 ..... 2,000 2,114,945
Series 2022A , RB , 5.00% , 07/01/29 ..... 3,815 4,111,027
Series 2023A , RB , 5.00% , 07/01/29 ..... 2,000 2,155,191
Series 2024A , RB , 5.00% , 07/01/30 ..... 400 439,157
Local Building Authority of Alpine School District,
Series 2025, RB, 5.00%, 03/15/30 ...... 1,000 1,100,971
State of Utah
Series 2018 , GO , 5.00% , 07/01/26 ...... 1,745 1,769,710
Series 2020 , GO , 5.00% , 07/01/26 ...... 5,090 5,162,076
Series 2020B , GO , 5.00% , 07/01/26 ..... 3,000 3,042,481
Series 2017 , GO , 5.00% , 07/01/27 ...... 25 25,630
Series 2020B , GO , 5.00% , 07/01/27 ..... 8,165 8,479,352
University of Utah (The)
Series 2017B-1 , RB , 5.00% , 08/01/26 ( SAP ) 1,500 1,523,795
Series 2022B , RB , 5.00% , 08/01/27 ..... 1,605 1,668,702
Series B1 , RB , 5.00% , 08/01/29 ........ 2,000 2,027,727
Utah Transit Authority
Series 2025 , RB , 5.00% , 12/15/26
(a)
..... 1,400 1,435,130
Series 2025 , RB , 5.00% , 12/15/29
(a)
..... 1,835 2,011,034
Series 2024 , RB , 5.00% , 06/15/30 ...... 2,500 2,766,044
51,686,210
Vermont — 0.1%
Vermont Municipal Bond Bank, Series 2025-3,
RB, 5.00%, 12/01/27 .............. 8,960 9,382,987
Virginia — 3.1%
City of Alexandria
Series 2021A , GO , 5.00% , 12/15/25 ( SAW ) 2,775 2,777,473
Series 2022B , GO , 5.00% , 12/15/25 ..... 5,195 5,199,630
Series 2023 , GO , 5.00% , 12/15/27 ( SAW ) . 8,115 8,520,062
City of Harrisonburg, Series 2021A, GO,
5.00%, 07/15/26 (SAW) ............ 7,165 7,274,089

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Virginia (continued)
City of Norfolk, Series 2017C, GO,
5.00%, 09/01/31 (SAW) ............ USD 1,600 $ 1,646,199
Commonwealth of Virginia
Series 2024B , GO , 5.00% , 06/01/26 ..... 10,000 10,124,464
Series B , GO , 5.00% , 06/01/27 ........ 1,000 1,011,470
County of Arlington
Series 2017 , GO , 5.00% , 08/15/26 ...... 260 264,565
Series B , GO , 5.00% , 08/15/26 ........ 1,450 1,475,457
Series B , GO , 5.00% , 08/15/27 ........ 75 76,236
Series 2019 , GO , 5.00% , 06/15/28 ...... 560 594,865
County of Fairfax
Series 2016A , GO , 4.00% , 10/01/26 ( SAW ) 235 236,079
Series 2019A , GO , 4.00% , 10/01/26 ( SAW ) 1,415 1,432,435
Series 2024A , GO , 5.00% , 10/01/26 ( SAW ) 5,875 5,995,507
Series 2021A , GO , 4.00% , 10/01/27 ( SAW ) 150 154,008
Series 2022A , GO , 4.00% , 10/01/27 ( SAW ) 3,750 3,850,195
Series 2023A , GO , 4.00% , 10/01/28 ( SAW ) 3,000 3,123,850
Series 2020A , GO , 5.00% , 10/01/28 ( SAW ) 460 491,629
Series 2024A , GO , 5.00% , 10/01/28 ( SAW ) 5,775 6,172,076
County of Loudoun
Series 2019A , GO , 5.00% , 12/01/25 ( SAW ) 9,000 9,000,000
Series 2020B , GO , 5.00% , 12/01/25 ( SAW ) 95 95,000
Series 2021A , GO , 5.00% , 12/01/26 ( SAW ) 515 527,801
Series 2017A , GO , 3.00% , 12/01/28 ( SAW ) 5,435 5,446,754
Series 2017A , GO , 3.00% , 12/01/29 ( SAW ) 5,235 5,246,640
Hampton Roads Sanitation District, Series
2016A, RB, 5.00%, 08/01/34 ......... 120 121,957
Hampton Roads Transportation Accountability
Commission
Series 2018A , RB , 5.00% , 07/01/52 ..... 16,000 16,815,310
Series 2018A , RB , 5.50% , 07/01/57 ..... 7,650 8,117,008
Virginia College Building Authority
Series 2020A , RB , 5.00% , 02/01/26 ..... 1,520 1,526,054
Series 2017E , RB , 5.00% , 02/01/26 ..... 465 466,852
Series 2022A , RB , 5.00% , 02/01/26 ..... 6,650 6,676,488
Series 2021A , RB , 5.00% , 02/01/26 ..... 11,010 11,053,854
Series B , RB , 5.00% , 02/01/27 ......... 80 82,271
Series 2017E , RB , 5.00% , 02/01/27 ..... 18,410 18,932,695
Series A , RB , 5.00% , 02/01/27 ......... 515 516,942
Series 2021A , RB , 5.00% , 02/01/27 ..... 9,130 9,389,218
Series 2020A , RB , 5.00% , 02/01/27 ..... 730 750,726
Series B , RB , 4.00% , 02/01/28 ......... 2,000 2,003,491
Series 2017E , RB , 5.00% , 02/01/28 ..... 1,250 1,314,433
Series B , RB , 5.00% , 09/01/28 ( ST
INTERCEPT ) .................. 1,655 1,657,790
Series B , RB , 4.00% , 02/01/29 ......... 5,000 5,008,748
Series 2017C , RB , 4.00% , 02/01/29 ..... 10,000 10,141,519
Series 2017E , RB , 5.00% , 02/01/29 ..... 1,050 1,103,870
Series 2016A , RB , 5.00% , 09/01/29 ( ST
INTERCEPT ) .................. 6,610 6,713,464
Series 2017E , RB , 5.00% , 02/01/30 ..... 4,040 4,242,894
Series 2017C , RB , 5.00% , 02/01/30 ..... 2,315 2,378,373
Series 2019A , RB , 5.00% , 02/01/30 ..... 1,575 1,693,228
Virginia Commonwealth Transportation Board
Series 2017 , RB , 5.00% , 03/15/26 ...... 9,565 9,634,234
Series 2017A , RB , 5.00% , 05/15/26 ..... 710 718,100
Series 2017 , RB , 5.00% , 09/15/26 ...... 365 372,087
Series 2017A , RB , 5.00% , 05/15/27 ..... 5,505 5,702,349
Series 2017 , RB , 5.00% , 09/15/27 ...... 180 187,920
Series 2016 , RB , 5.00% , 03/15/28 ...... 500 508,780
Series 2018 , RB , 3.00% , 05/15/30 ...... 5,550 5,579,621
Series 2017A , RB , 5.00% , 05/15/30 ..... 8,365 8,744,503
Virginia Public Building Authority
Series 2015B , RB , 5.00% , 08/01/26 ..... 3,050 3,061,472
Series 2020B , RB , 5.00% , 08/01/26 ..... 4,075 4,141,793
Security
Par (000)
Par (000) Value
Virginia (continued)
Series 2021A-1 , RB , 5.00% , 08/01/26 .... USD 9,005 $ 9,152,601
Series 2022A , RB , 5.00% , 08/01/26 ..... 5,500 5,590,150
Series B , RB , 5.00% , 08/01/26 ......... 280 284,589
Series 2020A , RB , 5.00% , 08/01/27 ..... 50 52,050
Series A , RB , 5.00% , 08/01/27 ......... 3,000 3,046,747
Series A , RB , 3.00% , 08/01/28 ......... 4,260 4,263,519
Series 2022A , RB , 5.00% , 08/01/28 ..... 4,370 4,648,436
Series 2017A , RB , 5.00% , 08/01/29 ..... 155 161,149
Virginia Public School Authority
Series 2016 , RB , 5.00% , 08/01/26 ( SAW ) . 2,125 2,158,554
Series 2017B , RB , 5.00% , 08/01/26 ( ST
INTERCEPT ) .................. 1,360 1,381,838
Series 2022 , RB , 5.00% , 01/15/27 ( SAW ) . 3,550 3,645,745
Series XI , RB , 5.00% , 04/15/27 ........ 2,745 2,837,744
Series 2025B , RB , 5.00% , 08/01/27 ( SAW ) 10,000 10,410,061
Series 2016A , RB , 3.00% , 08/01/28 ( ST
INTERCEPT ) .................. 1,475 1,476,025
Series 2016B , RB , 3.00% , 08/01/28 ( ST
INTERCEPT ) .................. 6,835 6,839,749
Series 2020B , RB , 5.00% , 08/01/28 ( ST
INTERCEPT ) .................. 125 132,831
Series 2024 , RB , 5.00% , 10/01/30 ...... 5,580 6,222,041
Virginia Resources Authority
Series 2016C , RB , 5.00% , 11/01/28 ..... 1,085 1,108,419
Series 2024B , RB , 5.00% , 11/01/28 ..... 4,265 4,566,772
Virginia Resources Authority Clean Water
Revolving Fund
Series 2025 , RB , 5.00% , 10/01/26
(a)
..... 4,250 4,337,566
Series 2025 , RB , 5.00% , 10/01/27 ...... 8,005 8,363,021
Series 2025 , RB , 5.00% , 10/01/29 ...... 4,000 4,370,330
315,144,465
Washington — 3.8%
Central Puget Sound Regional Transit Authority
Series 2016S-1 , RB , 5.00% , 11/01/26 .... 1,260 1,288,533
Series 2021S-1 , RB , 5.00% , 11/01/26 .... 3,885 3,972,976
Series 2021S1 , RB , 5.00% , 11/01/29 .... 1,000 1,095,044
City of Seattle
Series 2016 , RB , 4.00% , 04/01/26 ...... 130 130,641
Series 2020A , RB , 5.00% , 07/01/26 ..... 1,015 1,029,646
Series 2022 , RB , 5.00% , 07/01/26 ...... 5,000 5,072,146
Series 2022A , GO , 4.00% , 09/01/26 ..... 2,000 2,022,686
Series 2017C , RB , 5.00% , 09/01/26 ..... 3,225 3,284,893
Series 2023A , GO , 5.00% , 11/01/26 ..... 1,380 1,411,630
Series 2021A , GO , 5.00% , 12/01/26 ..... 2,495 2,557,441
Series 2025 , RB , 5.00% , 02/01/27 ...... 1,205 1,239,705
Series 2016 , RB , 5.00% , 04/01/27 ...... 1,555 1,567,100
Series 2022 , RB , 5.00% , 07/01/27 ...... 2,905 3,018,499
Series 2023A , RB , 5.00% , 03/01/28 ..... 13,645 14,375,253
Series 2017C , RB , 5.00% , 09/01/28 ..... 105 109,393
Series 2025 , RB , 5.00% , 05/01/29
(a)
..... 1,730 1,869,972
Series 2025 , RB , 5.00% , 02/01/30 ...... 2,365 2,595,045
Series 2025 , RB , 5.00% , 05/01/30 ...... 1,050 1,160,111
City of Seattle Water System
(a)
Series 2025 , RB , 5.00% , 05/01/29 ...... 3,500 3,784,374
Series 2025 , RB , 5.00% , 05/01/30 ...... 865 954,567
Clark County Public Utility District No. 1 Electric
Series 2024 , RB , 5.00% , 01/01/28 ...... 915 959,265
Series 2024 , RB , 5.00% , 01/01/29 ...... 720 771,190
Series 2024 , RB , 5.00% , 01/01/30 ...... 700 764,749
Clark County School District No. 37 Vancouver,
Series 2018, GO, 5.00%, 12/01/29 (GTD) . 500 534,422
County of King
Series 2025B , RB , VRDN,   ( Bank of America
NA SBPA ), 2.80% , 12/02/25
(c)
....... 23,030 23,030,000

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2024 , RB , VRDN,   ( Bank of America
NA SBPA ), 2.88% , 12/02/25
(c)
....... USD 26,715 $ 26,715,000
Series 2021A , GO , 4.00% , 01/01/27 ..... 1,705 1,732,518
Series 2023 , RB , 5.00% , 01/01/28 ...... 9,310 9,781,693
Series 2021A , GO , 5.00% , 01/01/29 ..... 1,000 1,074,790
County of Snohomish
Series 2022 , GO , 5.00% , 12/01/25 ...... 2,000 2,000,000
Series 2022 , GO , 5.00% , 12/01/26 ...... 1,500 1,537,089
Energy Northwest
Series 2016A , RB , 5.00% , 07/01/26 ..... 245 248,521
Series 2021A , RB , 5.00% , 07/01/26 ..... 715 725,275
Series 2022A , RB , 5.00% , 07/01/26 ..... 1,735 1,759,933
Series 2018C , RB , 5.00% , 07/01/28 ..... 1,910 2,028,622
Series 2020A , RB , 5.00% , 07/01/28 ..... 15,000 15,931,590
Series 2017-A , RB , 5.00% , 07/01/29 ..... 180 186,862
Series 2025A , RB , 5.00% , 07/01/29 ..... 4,000 4,341,739
Series 2018C , RB , 5.00% , 07/01/30 ..... 2,345 2,487,982
Series 2025A , RB , 5.00% , 07/01/30 ..... 1,825 2,023,588
Grant County Public Utility District No. 2 Priest
Rapids Hydroelectric Project
Series 2024B , RB , 5.00% , 01/01/27 ..... 2,000 2,051,352
Series 2024B , RB , 5.00% , 01/01/28 ..... 1,500 1,573,812
Series 2024B , RB , 5.00% , 01/01/29 ..... 1,500 1,607,568
King County School District No. 401 Highline
Series 2017 , GO , 5.00% , 12/01/28 ( GTD ) . 145 148,293
Series 2017 , GO , 4.00% , 12/01/29 ( GTD ) . 1,950 1,974,459
King County School District No. 405 Bellevue,
Series 2016, GO, 5.00%, 12/01/27 (GTD) . 360 368,160
King County School District No. 411 Issaquah,
Series 2017, GO, 5.00%, 12/01/28 (GTD) . 1,985 2,032,057
King County School District No. 414
Lake Washington, Series 2020, GO,
4.00%, 12/01/28 (GTD) ............. 4,000 4,155,227
Port of Seattle
Series 2022A , RB , 5.00% , 08/01/26 ..... 1,175 1,193,640
Series 2022A , RB , 5.00% , 08/01/27 ..... 2,500 2,597,143
Series 2024A , RB , 5.00% , 03/01/28 ..... 2,200 2,319,273
Series 2016 , RB , 5.00% , 02/01/29 ...... 500 501,826
Series 2024A , RB , 5.00% , 03/01/29 ..... 1,500 1,616,625
Series 2022A , RB , 5.00% , 08/01/29 ..... 3,000 3,262,128
Series 2016 , RB , 5.00% , 02/01/30 ...... 165 165,594
Port of Tacoma
Series 2008B , RB , VRDN,   ( Bank of America
NA LOC ), 2.73% , 12/09/25
(c)
........ 9,280 9,280,000
Series 2016A , GO , 5.00% , 12/01/28 ..... 790 807,073
State of Washington
Series 2017D , GO , 5.00% , 02/01/26 ..... 3,080 3,092,524
Series 2018C , GO , 5.00% , 02/01/26 ..... 175 175,712
Series R-2022C , GO , 4.00% , 07/01/26 ... 2,500 2,521,752
Series R-2025C , GO , 5.00% , 07/01/26 ... 3,340 3,388,271
Series R-2020D , GO , 5.00% , 07/01/26 ... 5,335 5,412,104
Series R-2025B , GO , 5.00% , 07/01/26 ... 1,660 1,683,991
Series R-2016B , GO , 5.00% , 07/01/26 ... 2,215 2,219,159
Series R-2017B , GO , 4.00% , 08/01/26 ... 120 121,195
Series 2021C , GO , 5.00% , 02/01/27 ..... 165 169,760
Series R-2022B , GO , 5.00% , 02/01/27 ... 5,015 5,159,669
Series 2017D , GO , 5.00% , 02/01/27 ..... 45 46,298
Series 2022C , GO , 5.00% , 02/01/27 ..... 19,030 19,578,964
Series R-2022D , GO , 4.00% , 07/01/27 ... 5,000 5,118,511
Series R-2020C , GO , 5.00% , 07/01/27 ... 95 98,718
Series 2020A , GO , 5.00% , 08/01/27 ..... 50 52,059
Series 2022C , GO , 5.00% , 02/01/28 ..... 840 884,226
Series R-2024A , GO , 5.00% , 02/01/28 ... 6,270 6,600,119
Series 2005C , GO , 0.00% , 06/01/28
( AMBAC )
(b)
.................... 3,855 3,601,390
Security
Par (000)
Par (000) Value
Washington (continued)
Series 2024B , GO , 5.00% , 06/01/28 ..... USD 9,575 $ 10,155,785
Series 2020E , GO , 5.00% , 06/01/28 ..... 2,000 2,121,313
Series R-2016C , GO , 5.00% , 07/01/28 ... 1,250 1,252,347
Series R-2023A , GO , 5.00% , 08/01/28 ... 19,160 20,397,640
Series 2024A , GO , 5.00% , 08/01/28 ..... 14,540 15,479,211
Series R-2017B , GO , 5.00% , 08/01/28 ... 5,740 5,822,860
Series 2025A , COP , 5.00% , 01/01/29
(a)
... 8,100 8,685,847
Series 2024C , GO , 5.00% , 02/01/29 ..... 11,885 12,793,272
Series 2016C , GO , 5.00% , 02/01/29 ..... 1,800 1,806,795
Series R-2025B , GO , 5.00% , 07/01/29 ... 3,585 3,893,851
Series R-2017A , GO , 5.00% , 08/01/29 ... 10,660 10,814,593
Series R-2023A , GO , 5.00% , 08/01/29 ... 4,000 4,352,288
Series 2025A , COP , 5.00% , 01/01/30 .... 2,655 2,905,975
Series 2004C , GO , 0.00% , 06/01/30
( NPFGC )
(b)
.................... 5,000 4,422,933
Series R-2022C , GO , 4.00% , 07/01/30 ... 1,750 1,861,137
Series R-2018C , GO , 5.00% , 08/01/30 ... 3,550 3,692,450
Series R-2018D , GO , 5.00% , 08/01/30 ... 5,560 5,783,104
University of Washington
Series 2022C , RB , VRDN,   4.00% , 08/01/27
(c)
12,965 13,122,962
Series 2025A , RB , 5.00% , 04/01/29
(a)
.... 2,500 2,693,225
Series 2024A , RB , 5.00% , 04/01/30 ..... 3,015 3,315,938
Series 2025A , RB , 5.00% , 04/01/30 ..... 2,000 2,199,627
384,326,288
West Virginia — 0.2%
State of West Virginia
Series 2018A , GO , 5.00% , 06/01/28 ..... 4,710 4,990,634
Series 2019A , GO , 5.00% , 12/01/28 ..... 100 107,126
Series 2018B , GO , 5.00% , 06/01/30 ..... 1,870 1,979,396
West Virginia Commissioner of Highways
Series 2017A , RB , 5.00% , 09/01/26 ..... 1,045 1,063,332
Series 2017A , RB , 5.00% , 09/01/29 ..... 5,300 5,505,688
West Virginia Economic Development Authority,
Series 2017, RB, 5.00%, 06/15/29 ...... 5,000 5,175,137
West Virginia Parkways Authority, Series 2021,
RB, 5.00%, 06/01/29 .............. 1,490 1,609,116
20,430,429
Wisconsin — 1.7%
City of Milwaukee
Series 2021N-3 , GO , 5.00% , 04/01/26 ... 12,535 12,618,833
Series 2021N-4 , GO , 5.00% , 04/01/26 ... 5,425 5,461,282
Series 2023N3 , GO , 5.00% , 04/01/26 .... 1,355 1,365,107
Series 2018N4 , GO , 5.00% , 04/01/27 .... 2,945 3,024,797
County of Dane, Series 2025A, GO,
4.00%, 06/01/29 ................. 4,200 4,393,237
Germantown School District
Series 2017A , GO , 4.00% , 04/01/34 ..... 4,585 4,672,615
Series 2017A , GO , 4.00% , 04/01/36 ..... 6,795 6,924,846
Series 2017A , GO , 4.00% , 04/01/37 ..... 7,070 7,205,101
Green Bay Area Public School District
GO , 5.00% , 04/01/28 ............... 835 881,263
GO , 5.00% , 04/01/29
(a)
.............. 1,555 1,677,150
GO , 5.00% , 04/01/30 ............... 1,730 1,904,021
Madison Metropolitan School District
Series 2025A , GO , 5.00% , 03/01/29
(a)
.... 2,865 3,083,663
Series 2025A , GO , 5.00% , 03/01/30 ..... 1,000 1,098,656
Milwaukee Metropolitan Sewerage District
Series 2025H , GO , 5.00% , 10/01/29 ..... 3,230 3,522,856
Series 2025H , GO , 5.00% , 10/01/30
(a)
.... 2,100 2,338,588
Racine Unified School District, GO,
5.00%, 04/01/30 ................. 3,150 3,446,532
State of Wisconsin
Series 2022-1 , GO , 5.00% , 05/01/26 ..... 8,185 8,267,851

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Short-Term National Muni Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2021B , GO , 5.00% , 05/01/26 ..... USD 5,725 $ 5,782,950
Series 2021-1 , GO , 5.00% , 05/01/26 ..... 1,000 1,010,122
Series 2021-2 , GO , 5.00% , 05/01/26 ..... 1,835 1,853,574
Series 2017-2 , GO , 5.00% , 11/01/26 ..... 3,995 4,084,514
Series 2021-2 , GO , 5.00% , 05/01/27 ..... 3,055 3,160,707
Series 2020B , GO , 5.00% , 05/01/27 ..... 1,775 1,836,417
Series 2017-1 , GO , 5.00% , 11/01/27 ..... 765 790,949
Series 2017-2 , GO , 5.00% , 11/01/27 ..... 485 501,452
Series 2021A , GO , 5.00% , 05/01/28 ..... 1,315 1,392,341
Series 2019A , RB , 5.00% , 05/01/28 ..... 15,180 15,687,627
Series 2023-1 , GO , 5.00% , 05/01/28 ..... 12,885 13,642,825
Series 2021-1 , GO , 5.00% , 05/01/28 ..... 4,500 4,762,491
Series 2025-3 , GO , 5.00% , 05/01/29 ..... 5,000 5,412,564
Series 2024-1 , GO , 5.00% , 05/01/29 ..... 4,000 4,330,051
Series 2024-2 , GO , 5.00% , 05/01/29 ..... 1,880 2,035,124
Series 2021-2 , GO , 5.00% , 05/01/30 ..... 5,000 5,530,298
Series 2025-3 , GO , 5.00% , 05/01/30 ..... 10,000 11,060,596
State of Wisconsin Environmental Improvement
Fund, Series 2021A, RB, 5.00%, 06/01/26 . 1,405 1,422,487
Sun Prairie Area School District, GO,
5.00%, 03/01/30 ................. 2,250 2,462,471
Wisconsin Department of Transportation
Series 2017-2 , RB , 5.00% , 07/01/28 ..... 3,355 3,485,601
Series 20172 , RB , 5.00% , 07/01/29 ..... 6,500 6,753,558
Series 2025-1 , RB , 5.00% , 07/01/29
(a)
.... 4,000 4,342,741
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Series 2024-2 , RB , 5.00% , 07/01/30 ..... USD 1,135 $ 1,258,869
174,486,727
Total Long-Term Investments — 99 .4%
(Cost: $ 9,998,401,745 ) ............................ 10,035,039,256
Shares
Shares
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.61%
(d) (e)
......... 51,465,431 51,470,576
Total Short-Term Securities — 0 .6%
(Cost: $ 51,470,576 ) ............................... 51,470,576
Total Investments — 100 .0%
(Cost: $ 10,049,872,321 ) ............................ 10,086,509,832
Other Assets Less Liabilities — 0.0% .................... 4,758,675
Net Assets — 100.0% ...............................
$ 10,091,268,507
(a)
When-issued security.
(b)
Zero-coupon bond.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Shares
Held at
11/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 84,934 $ 51,394,399
(a)
$ — $ (8,757) $ — $ 51,470,576 51,465,431 $ 806,174 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
Short-Term National Muni Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 10,035,039,256 $ — $ 10,035,039,256
Short-Term Securities
Money Market Funds ...................................... 51,470,576 — — 51,470,576
$ 51,470,576 $ 10,035,039,256 $ — $ 10,086,509,832
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
BHAC-CR Berkshire Hathaway Assurance Corp. Custodial Receipt
COP Certificates of Participation
GO General Obligation Bonds
GTD Guaranteed
HERBIP Higher Education Revenue Bond Intercept Program
LIQ Liquidity Agreement
LOC Letter of Credit
MBIA Municipal Bond Insurance Association
NPFGC National Public Finance Guarantee Corp.
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAP Subject to Appropriations
SAW State Aid Withholding
SBPA Standby Bond Purchase Agreement
SCSDE South Carolina State Department of Education
VRDN Variable Rate Demand Notes